                                                       '33 Act File No. 2-73024

                                                      '40 Act File No. 811-3213
   As filed with the Securities and Exchange Commission on October 19, 1995
   -----------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Post-Effective Amendment No. 20   /x/

                                    and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No. 21           /x/
                       (Check appropriate box or boxes)

                      NATIONWIDE SEPARATE ACCOUNT TRUST
                        -Total Return Fund
                        -Capital Appreciation Fund
                        -Government Bond Fund
                        -Money Market Fund
                        -Small Company Fund
              (Exact Name of Registrant as Specified in Charter)

                             ONE NATIONWIDE PLAZA
                             COLUMBUS, OHIO 43216
              (Address of Principal Executive Office)(Zip Code)

     Registrant's Telephone Number, including Area Code:  (614) 249-7111

                                          Send Copies of Communications to:
         MS. RAE I. MERCER                      DRUEN, RATH & DIETRICH
        ONE NATIONWIDE PLAZA                     ONE NATIONWIDE PLAZA
        COLUMBUS, OHIO 43216                     COLUMBUS, OHIO 43216
(NAME AND ADDRESS OF AGENT FOR SERVICE)

/x/ It is proposed that this filing will become effective on October 28, 1995 pursuant to paragraph (a) of Rule 485.

Registrant has declared that an indefinite number of its shares are registered by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (a)(3) thereof, a non-refundable fee in the amount of $500 has been paid to the Commission for the shares. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1994, on February 28, 1995.

                       NATIONWIDE SEPARATE ACCOUNT TRUST

The Prospectus, dated April 28, 1995, which relates to the Total Return
Fund, Capital Appreciation Fund, Government Bond Fund and Money Market Fund, is incorporated by reference in its entirety into this Post-Effective Amendment to the Registration Statement. The Items relating to the Prospectus for the Nationwide Small Company Fund are listed below. The Items in Part B and C relate to all of the Funds in the Nationwide Separate Account Trust.

N-1A Item No.                                                         Location
-------------                                                         --------
                                                     PART A
Item 1.   Cover Page  . . . . . . . . . . . . . . . . . .       Cover Page
Item 2.   Synopsis  . . . . . . . . . . . . . . . . . . .       *
Item 3.   Condensed Financial Information   . . . . . . .       *
Item 4.   General Description of Registrant   . . . . . .       Investment Objective and Policies; Investment
                                                                Techniques, Considerations and Risk Factors
Item 5.   Management of the Fund  . . . . . . . . . . . .       Management of the Trust
Item 6.   Capital Stock and Other Securities  . . . . . .       Additional Information
Item 7.   Purchase of Securities Being Offered  . . . . .       Sale of Fund Shares; Investment in Fund Shares; Net
                                                                Income and Distributions
Item 8.   Redemption or Repurchase  . . . . . . . . . . .       Share Redemption
Item 9.   Legal Proceedings   . . . . . . . . . . . . . .       *
                                                     PART B
Item 10.  Cover Page  . . . . . . . . . . . . . . . . . .       Cover Page
Item 11.  Table of Contents   . . . . . . . . . . . . . .       Table of Contents
Item 12.  General Information and History   . . . . . . .       General Information and History
Item 13.  Investment Objective and Policies   . . . . . .       Investment Objectives and Policies; Investment
                                                                Restrictions
Item 14.  Management of the Registrant  . . . . . . . . .       Trustees and Offices of the Trust
Item 15.  Control Persons and Principal Holders of
          Securities  . . . . . . . . . . . . . . . . . .       Major Shareholders
Item 16.  Investment Advisory and Other Services  . . . .       Investment Adviser and Other Services
Item 17.  Brokerage Allocation  . . . . . . . . . . . . .       Brokerage Allocations
Item 18.  Capital Stock and Other Securities  . . . . . .       *
Item 19.  Purchase, Redemption and Pricing of Securities
          Being Offered   . . . . . . . . . . . . . . . .       Purchases, Redemptions and Pricing of Shares
Item 20.  Tax Status  . . . . . . . . . . . . . . . . . .       Tax Status; Tax Consequences for the Small Company
                                                                Fund; Tax Consequences to Shareholders
Item 21.  Underwriters  . . . . . . . . . . . . . . . . .       *
Item 22.  Calculation of Performance Data   . . . . . . .       Calculating Yield - The Money Market Fund; Calculating
                                                                Yield and Total Return - Non-Money Market Funds
                                                                Financial Statements
Item 23.  Financial Statements  . . . . . . . . . . . . .

                                                                  PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.
___________________________________
* not applicable or negative answer

PROSPECTUS
OCTOBER 23, 1995

                         Shares of Beneficial Interest
                         NATIONWIDE SMALL COMPANY FUND
                       NATIONWIDE SEPARATE ACCOUNT TRUST
                              One Nationwide Plaza
                              Columbus, Ohio 43216
                      For Information and Assistance, Call
                                 (614) 249-5134

Nationwide Small Company Fund (the "Fund") is a non-diversified portfolio of the Nationwide Separate Account Trust (the "Trust"). The Trust is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 30, 1981, as subsequently amended. The Trust offers shares in five separate mutual funds, each with its own investment objective. This Prospectus relates only to the Nationwide Small Company Fund. The shares of the Fund are sold only to life insurance company separate accounts to fund the benefits of variable insurance and annuity policies.

The Fund seeks long-term growth of capital. The Fund invests primarily in equity securities of small capitalization companies.

This Prospectus provides you with the basic information you should know before investing in the Funds. You should read it and keep it for future reference.
A Statement of Additional Information dated October 23, 1995, has been filed with the Securities and Exchange Commission. You can obtain a copy without charge by calling (614) 249-5134, or writing Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43216.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
    AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
          SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY
                        OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THE STATEMENT OF ADDITIONAL INFORMATION, DATED OCTOBER 23, 1995,
                     IS INCORPORATED HEREIN BY REFERENCE.

SALE OF FUND SHARES

  Currently, shares of the Fund are sold only to life insurance company separate accounts ("Accounts") to fund the benefits of variable insurance or annuity policies ("Policies") issued by life insurance companies. The Accounts purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the Policies. The Fund then uses the proceeds to buy securities for its portfolio. The investment adviser, together with a group of subadvisers, manages the portfolio from day to day to accomplish the Fund's investment objective. The types of investments and the way they are managed depend on what is happening in the economy and the financial marketplaces. Each of the Accounts, as a shareholder, has an ownership in the Fund's investments. The Fund also offers to buy back (redeem) shares of the Fund from the Accounts at any time at net asset value.

INVESTMENT OBJECTIVE AND POLICIES

  Nationwide Small Company Fund (the "Fund") seeks long-term growth of capital. The Fund invests primarily in equity securities of small market capitalization companies ("small company stocks"). Market capitalization means the total market value of a company's outstanding common stock. The Fund anticipates that under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The equity securities in which the Fund may invest include common stocks, preferred stocks (both convertible and non-convertible), warrants and rights. It is anticipated that the Fund will invest primarily in companies whose securities are traded on foreign or domestic stock exchanges or in the over-the-counter market ("OTC"). The Fund may also invest in securities of emerging growth companies, some of which may have market capitalizations over $1 billion. Emerging growth companies are companies which have passed their start-up phase and which show positive earnings and prospects of achieving significant profit and gain in a relatively short period of time.

  The Fund may purchase an unlimited number of foreign securities, including securities of companies in emerging markets. The Fund may also invest in foreign securities indirectly through American Depository Receipts ("ADRs") and other similar instruments as described below in "INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS - Foreign Securities and Currencies".

  Under normal conditions, the Fund intends to invest primarily in small company stocks; however, the Fund is also permitted to invest up to 35% of its assets in equity securities of domestic and foreign issuers with a market capitalization of more than $1 billion at the time of purchase, debt obligations and domestic and foreign money market instruments, including bankers acceptances, certificates of deposit and discount notes of U.S. Government securities. In addition, for temporary or emergency purposes, the Fund can invest up to 100% of total assets in cash, cash equivalents, U.S. Government securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by these types of securities.

  At various times the Fund may invest in derivative instruments for hedging or risk management purposes or to generate return. See "INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS - Derivative Instruments" below.

  While there is careful selection and constant supervision by a group of professional investment managers, there can be no guarantee that the Fund's objective will be achieved. The fundamental policies of the Fund do not require shareholder approval to change the Fund's investment objective.

MANAGEMENT OF THE FUND

Nationwide Financial Services, Inc. (the "Adviser") has employed a group of subadvisers (each, a "Subadviser") each of which will manage part of the Fund's portfolio. Although the Adviser reserves the right to allocate and reallocate the assets among the Subadvisers at any time, it is anticipated that each of the Subadvisers will receive a substantially equal proportion of the funds that are invested in the Fund and will generally retain such assets and any capital appreciation attributable to them. In addition, it is anticipated that the Adviser will maintain a portion of the Fund's assets in cash or money market instruments.

The Adviser has chosen the Subadvisers because they utilize a number of different investment styles when investing in small company stocks. The Adviser has decided to employ a number of Subadvisers because even successful investment managers may experience fluctuations in performance which may be caused by factors or conditions that affect the particular securities emphasized by that Subadviser or that may impact its particular investment style. As a result of the diversification among securities and styles, the Adviser hopes to increase prospects for investment return and to reduce market risk and volatility.

The following is a brief description of the investment strategies for each of the Subadvisers:

THE DREYFUS CORPORATION ("Dreyfus") primarily seeks out domestic and foreign small company stocks that have the potential for significant growth. Dreyfus believes these companies to be characterized by new or innovative products or services which should enhance prospects for growth in future earnings. Dreyfus will also make investments based on prospective economic or political changes and will invest in securities relating to




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special situations, such as corporate restructurings, mergers or acquisitions, thereby seeking out undervalued securities.

NEUBERGER & BERMAN, L.P. ("Neuberger & Berman") tries to enhance the potential for appreciation and limit the risk of decline in the value of the small company stocks that it purchases for the Fund by employing a value-oriented investment approach. Neuberger & Berman seeks securities that appear to be underpriced and are issued by companies with proven management, sound finances and strong potential for market growth. It focuses on the fundamentals of each smaller company, instead of trying to anticipate what changes might occur in the stock market or in the economy or the political environment; in doing so, the Fund's securities will be selected in the belief that they are currently undervalued, based on existing conditions.

STRONG CAPITAL MANAGEMENT, INC. ("Strong") invests in companies whose earnings are believed to be in a relatively strong growth trend, and, to a lesser extent, in companies in which significant further growth is not anticipated but which are perceived to be undervalued. In identifying companies with favorable growth prospects, Strong considers factors such as prospects for above-average sales and earnings growth; high return on invested capital; overall financial strength; competitive advantages, including innovative products and services; effective research, product development and marketing; and stable, capable management.

PICTET INTERNATIONAL MANAGEMENT LIMITED ("PIML") and VAN ECK ASSOCIATES CORPORATION ("VEAC") together invest internationally in small company stocks. PIML and VEAC will primarily choose securities of issuers whose individual market capitalizations would place them at the time of purchase in the same size range as companies in approximately the lowest 20% by total market capitalization of companies that have equities listed on major U.S. exchanges or traded in the NASDAQ system. These companies will typically have individual market capitalizations below $500 million. Because this policy is applied on an international basis, the Fund may invest in companies that may rank above the lowest 20% by total market capitalization in local markets and in some countries such companies might rank among the largest companies in terms of capitalization. When considering where assets will be allocated abroad, VEAC and PIML will assess where opportunities for long-term capital appreciation are greatest. In making specific stock selections, VEAC and PIML will invest in quality, growth-oriented smaller companies that are relatively inexpensive.

WARBURG, PINCUS COUNSELLORS, INC. ("Counsellors") invests primarily in domestic small company stocks. Counsellors may choose securities of small companies which may be in the developmental stage, may be older companies that appear to be entering a new stage of growth owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. Counsellors may also select securities of emerging growth companies, which can be either small- or medium-sized companies that have passed their start-up phase and that show positive earnings and prospects of achieving significant profit and gain in a relatively short period of time. Emerging growth companies generally stand to benefit from new products or services, technological developments or changes in management and other factors and include smaller companies experiencing unusual developments affecting their market value.

INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS

SMALL COMPANY AND EMERGING GROWTH STOCKS

  Investing in securities of small-sized and emerging growth companies may involve greater risks than investing in larger, more established issuers since these securities may have limited marketability and, thus, they may be more volatile than securities of larger, more established companies or the market averages in general. Small-sized companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized companies than for larger, more established ones. Because small-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices.

  Securities of issuers in "special situations" also may be more volatile, since the market value of these securities may decline in value if the anticipated benefits do not materialize. Companies in "special situations" include, but are not limited to, companies involved in an acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer, a breakup or workout of a holding company; litigation which, if resolved favorably, would improve the value of the companies' securities; or a change in corporate control.

Although investing in securities of emerging growth companies or "special situations" offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies.

FOREIGN SECURITIES AND CURRENCIES

  The Fund may invest in foreign securities, either directly or indirectly through the use of depositary receipts. Depositary receipts, including ADRs, European Depository Receipts and American Depository Shares, are generally issued by banks or trust companies and evidence ownership of underlying foreign securities. The Fund may also invest in securities of foreign investment funds or trusts (including passive foreign investment companies).

  Foreign investments involve special risks, including the possibility of expropriation, confiscatory taxation, and withholding taxes on dividends and interest; less extensive regulation of foreign brokers, securities markets, and issuers; political, economic or social instability; and less publicly available information and different accounting standards. When investing in foreign securities, the Fund may also incur costs in conversions between currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), and difficulty in enforcing obligations in other countries.

  Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. Although the Fund generally invests only in securities that are regularly traded on recognized exchanges or OTC, from time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

  The Fund may invest a portion of its assets in securities of issuers in developing or emerging markets and economies. Investing in securities of issuers in developing or emerging markets involves special risks, including less social, political, and economic stability; smaller securities markets and lower trading volume, which may result in a lack of liquidity and greater price volatility; certain national policies that may restrict the Fund's investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in a Fund's loss of its entire investment in that market; and less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

  In addition, brokerage commissions, custodial services, withholding taxes, and other costs relating to investment in emerging markets generally are more expensive than in the U.S. and certain more established foreign markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures negotiated or imposed by the countries with which they trade.

  Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Fund could be significantly affected by changes in foreign currency exchange rates. The value of the Fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other political and economic conditions.

  The Fund may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts, currency options, and futures transactions for hedging or risk management purposes. (See "Derivative Instruments" below.)

WARRANTS

  A warrant is an instrument which gives the holder the right to subscribe to a specified amount of the issuer's securities at a set price for a specified period of time or on a specified date.

CONVERTIBLE SECURITIES

  A convertible security is a fixed income security or preferred stock that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both debt obligations and equity securities. Although to a lesser extent than with debt obligations generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock, and therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the

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market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

  As debt obligations, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all debt obligations, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non- convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because the market value of securities will fluctuate.

  Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

DEBT OBLIGATIONS

  IN GENERAL - Debt obligations in which the Fund may invest will be investment-grade debt obligations, although the Fund may invest up to 5% of its assets in non-investment-grade debt obligations. The market value of all debt obligations is affected by changes in the prevailing interest rates. The market value of such instruments generally reacts inversely to interest rate changes. If the prevailing interest rates decrease, the market value of debt obligations generally increases. If the prevailing interest rates increase, the market value of debt obligations generally decreases. In general, the longer the maturity of a debt obligation, the greater its sensitivity to changes in interest rates.

  Investment-grade debt obligations include 1) bonds or bank obligations rated in one of the four highest rating categories by any nationally recognized statistical rating organization ("NRSRO") (e.g., Moody's Investors Service, Inc. or Standard & Poor's Ratings Group ("Standard & Poor's")); 2) U.S. government securities (as described below); 3) commercial paper rated in one of the three highest ratings categories of any NRSRO; 4) short-term bank obligations that are rated in one of the three highest categories by any NRSRO, with respect to obligations maturing in one year or less; 5) repurchase agreements involving investment-grade debt obligations; or 6) unrated debt obligations which are determined by the Adviser or a Subadviser to be of comparable quality.

All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by the Adviser or a Subadviser to consider what action, if any, the Fund should take consistent with its investment objective; such event will not automatically require the sale of the downgraded securities. Securities rated in the fourth highest category by an NRSRO, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. Non-investment-grade debt obligations include 1) securities rated as low as C by Standard & Poor's or its equivalents; 2) commercial paper rated as low as C by Standard & Poor's or its equivalents; or 3) unrated debt securities judged to be of comparable quality by the Adviser or a Subadviser.

  REPURCHASE AGREEMENTS - The Fund may engage in repurchase agreement transactions as long as the underlying securities are of the type that the Fund would be permitted to purchase directly. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. The Fund will enter into repurchase agreements with respect to securities in which it may invest with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.
The Adviser or a Subadviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks. See "Repurchase Agreements" in the Statement of Additional Information.

  U.S. GOVERNMENT SECURITIES - U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include, but are not limited to, obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
- the Student Loan Marketing Association and the International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies.

  Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

DERIVATIVE INSTRUMENTS

  Derivative instruments may be used by the Fund for hedging or risk management purposes or for any other permissible purposes. Derivative instruments are securities oragreements whose value is based on the value of some underlying asset, for example, securities, currencies, or reference indices. Options, futures, and options on futures transactions are considered derivative transactions. Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The seller of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified. In addition to options, futures, and options on futures transactions, derivative transactions may include short sales against the box, in which the Fund sells a security it owns for delivery at a future date. Derivative transactions may also include forward currency contracts and foreign currency exchange-related securities.

  Derivative transactions in which the Fund may engage include the writing of covered put and call options and the purchase of put and call options, the purchase of put and call options on stock indexes and exchange-traded options on currencies and the writing of put and call options on stock indexes. The Fund also may buy and sell financial futures contracts which may include security and interest-rate futures, futures on currency exchanges and stock and bond index futures contracts. The Fund may enter into any futures contracts and related options without limit for "bona fide hedging" purposes (as defined in Commodity Futures Trading Commission regulations) and for other permissible purposes, provided that aggregate initial margin and premiums on positions engaged in for purposes other than "bona fide hedging" will not exceed 5% of its net asset value, after taking into account unrealized profits and losses on such contracts. The Fund may also enter into forward currency contracts to purchase or sell foreign currencies.

  Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. OTC transactions are subject to the credit risk of the counterparty to the instrument and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. When required by guidelines of the Securities and Exchange Commission ("SEC"), the Fund will set aside permissible liquid assets or securities positions that substantially correlate to the market movements of the derivatives transactions in a segregated account to secure its obligations under derivative transactions. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations. In order to maintain its required cover for a derivative transaction, the Fund may need to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position.

  The successful use of derivative transactions by the Fund is dependent upon a Subadviser's ability to correctly anticipate trends in the underlying asset. Hedging transactions are subject to risks; if a Subadviser incorrectly anticipates trends in the underlying asset, the Fund may be in a worse position than if no hedging had occurred. In addition, there may be imperfect correlation between the Fund's derivative transactions and the instruments being hedged.

SHORT SALES AGAINST THE BOX

  The Fund may also engage in short selling against the box as long as no more than 15% of the value of the Fund's net assets is in deposits on short sales against the box at any one time.

HARD ASSET SECURITIES

  The Fund may invest in equity securities of issuers which are directly or indirectly engaged to a significant extent in the exploration, development or distribution of one or more of the following: precious metals; ferrous and non-ferrous metals; gas, petroleum, petrochemical and/or other hydrocarbons; forest products; real estate and other basic non-agricultural commodities (collectively, "Hard Assets"). The production and marketing of Hard Assets may be affected by actions and changes in governments. In addition, Hard Asset securities may be cyclical in nature. During periods of economic or financial instability, the securities of some Hard Asset companies may be subject to broad price fluctuations, reflecting the volatility of energy and basic materials prices and the possible instability of supply of various Hard Assets. In addition, some Hard Asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of Hard Asset companies may also experience greater price fluctuations than the relevant Hard Asset. In periods of rising Hard Asset prices, such securities may rise at a faster rate, and, conversely, in time of falling Hard Asset prices, such securities may suffer a greater price decline.

REAL ESTATE SECURITIES

  Although the Fund will not invest in real estate directly, it may invest in equity securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and therefore, the Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

  REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of Internal Revenue Code, as amended (the "Code").

ILLIQUID SECURITIES

  The Fund may invest up to 15% of its net assets in securities that are illiquid, in that they cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Fund may experience difficulty in valuing or disposing of illiquid securities. Each Subadviser will determine the liquidity of the Fund's securities, under the supervision the Trust's trustees.

RESTRICTED SECURITIES, NON-PUBLICLY TRADED SECURITIES AND RULE 144A SECURITIES

  Each Portfolio may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid and, therefore, subject to the Fund's 15% limitation on illiquid securities.

  Non-publicly traded securities (including Rule 144A securities) may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund. In particular, Rule 144A securities may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. Companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Acting pursuant to guidelines established by the Trustees of the Trust, some restricted securities and Rule 144A securities may be considered liquid.

WHEN-ISSUED SECURITIES

  The Fund may invest without limitation in securities purchased on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, these securities may be delivered and paid for at a future date, generally within 45 days. Purchasing when-issued securities allows the Fund to lock in a fixed price or yield on a security it intends to purchase. However, when the Fund purchases a when-issued security, it immediately assumes the risk of ownership, including the risk of price fluctuation until the settlement date.

  The greater the Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued securities may involve the additional risk that the yield available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment. Although the Fund may be able to sell these securities prior to the delivery date, it will purchase when-issued securities for the purpose of actually acquiring the securities, unless after entering into the commitment a sale appears desirable for investment reasons. When required by SEC guidelines, the Fund will set aside permissible liquid assets in a segregated account to secure its outstanding commitments for when-issued securities.

REVERSE REPURCHASE AGREEMENTS

  The Fund may also enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid high-grade debt securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). The Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act").

LENDING PORTFOLIO SECURITIES

  From time to time, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund can increase its income through the investment of such collateral. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

BORROWING MONEY

  As a fundamental policy, the Fund is permitted to borrow to the extent permitted under the 1940 Act. However, the Fund currently intends to borrow money only for temporary or emergency purposes (but not for leverage or the purchase of investments, except when entering into reverse repurchase agreements as described above), in an amount up to 33-1/3% of the value of the Fund's total assets (including the amount borrowed) valued at the time the borrowing is made.

NON-DIVERSIFIED STATUS

  The Fund is classified as non-diversified under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in securities of a single issuer. The Fund's investments will be limited, however, in order to qualify as a "regulated investment company" for purposes of the Code. To qualify, the Fund will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (a) not more than 25% of the market value of its total assets will be invested in the securities of a single issuer, and
(b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. Being non-diversified means that the Fund may invest a greater proportion of its assets in the obligations of a small number of issuers and, as a result, may be subject to greater risk with respect to portfolio securities. To the extent that the Fund assumes large positions in the securities of a small number of issuers, its return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

PORTFOLIO TURNOVER

  The Fund will attempt to purchase securities with the intent of holding them for investment but may purchase and sell portfolio securities whenever the Adviser or a Subadviser believes it to be in the best interests of the Fund. The Fund will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its investment objective and policies.

  The portfolio turnover rate for the Fund is not expected to exceed 150%. Higher turnover rates will generally result in higher transaction costs to the Fund, as well as higher brokerage expenses and higher levels of capital gains. The portfolio turnover rates for the Fund may vary greatly from year to year and within a particular year.

MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

  The business and affairs of the Trust are managed under the direction of its Board of Trustees.

  The Board of Trustees sets and reviews policies regarding the operation of the Trust whereas the officers perform the daily functions of the Trust.

INVESTMENT MANAGEMENT OF THE FUND

  THE ADVISER - Under the terms of the Investment Advisory Agreement, Nationwide Financial Services, Inc., One Nationwide Plaza, Columbus, Ohio 43216, oversees the investment of the assets and, subject to the supervision of the Trustees, provides various administrative services and supervises the daily business affairs of the Fund.

  Subject to the supervision and direction of the Trustees, the Adviser also determines the allocation of assets among the Subadvisers and evaluates and monitors the performance of Subadvisers. The Adviser is also authorized to select and place portfolio investments on behalf of the Fund; however, the Adviser generally intends to limit its direct portfolio management to the investment of a portion of the Fund's assets in cash or money market instruments.

  The Adviser provides to the Fund investment management evaluation services principally by performing initial due diligence on prospective Subadvisers for the Fund and thereafter monitoring the performance of the Subadvisers through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the Subadvisers. The Adviser has responsibility for communicating performance expectations and evaluations to the Subadvisers and ultimately recommending to the Trust's Board of Trustees whether a Subadviser's contract should be renewed, modified or terminated; however, the Adviser does not expect to recommend frequent changes of Subadvisers. The Adviser will regularly provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although the Adviser will monitor the performance of the Subadvisers, there is no certainty that any Subadviser or the Fund will obtain favorable results at any given time.

  The Adviser, an Ohio corporation, is a wholly owned subsidiary of Nationwide Life Insurance Company, which is wholly owned by Nationwide Corporation, a holding company in the Nationwide Insurance Enterprise. The Fund pays to the Adviser a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or part of its fees in order to limit the Fund's total operating expenses to not more than 1.25% of the Fund's average daily net assets on an annual basis. These fee waivers are voluntary and may be terminated at any time although the Adviser has agreed not to terminate them until at least April 30, 1996.


  THE SUBADVISERS - Subject to the supervision of the Adviser and the Trustees, the Subadvisers each manage separate portions of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each Subadviser shall make investment decisions for the Fund and in connection with such investment decisions shall place purchase and sell orders for securities. No Subadviser shall have any investment responsibility for any portion of the Fund's assets not allocated to it for investment management. For the investment management services they provide to the Fund, each Subadviser receives a fee from the Adviser at the annual rate of .60% of the average daily net assets of the portion of the Fund managed by that Subadviser.

  Below is a brief description of each of the subadvisers.

  THE DREYFUS CORPORATION. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as one of the Fund's Subadvisers. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of June 30, 1995, Dreyfus managed or administered approximately $76 billion in assets for approximately 1.8 million investor accounts nationwide.

  Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc. AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including Dreyfus, Mellon managed approximately $200 billion in assets as of March 31, 1995, including approximately $72 billion in mutual fund assets. As of March 31, 1995, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for approximately $680 billion in assets including approximately $67 billion in mutual fund assets.

  The primary portfolio manager of the portion of the Fund's portfolio managed by Dreyfus is Thomas A. Frank. Mr. Frank joined Dreyfus in June 1985 and currently serves as Senior Portfolio Manager and Director of Equity Research responsible for directing all equity research functions. Mr. Frank also serves as Portfolio Manager for various investment companies advised or administered by Dreyfus, including Dreyfus New Leaders Fund, Inc.

  Prior to joining Dreyfus, Mr. Frank served for twelve years at A.G. Becker and Company, beginning in 1969 as a securities analyst, and eventually becoming a shareholder and senior line officer in that firm's institutional department. From 1981 through 1984, Mr. Frank served as Vice President, Special Equities Group, at Chase Investors Management Corporation, an affiliate of The Chase Manhattan Bank, N.A., where he shared management responsibility for investment in smaller capitalization securities for pension, profit sharing and foundation accounts totalling approximately $1 billion. From 1984 through 1985, Mr. Frank was a portfolio manager at Neuberger & Berman, with primary responsibility for overseeing that firm's internal research effort. Mr. Frank received a B.A. from Williams College and attended the Columbia University Graduate School of Business Administration.

  Neuberger & Berman L.P. Neuberger & Berman also serves as a sub-adviser to the Fund. Neuberger & Berman and its predecessor firms have specialized in the management of no-load mutual funds since 1950.

  Neuberger & Berman and its affiliates manage securities accounts that had approximately $34 billion of assets as of August 1, 1995. Neuberger &
Berman is a member firm of the NYSE and other principal exchanges and acts as the Fund's principal broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger & Berman.

  Stephen E. Milman, who is a Vice President of Neuberger & Berman Management, Inc. ("N&B Management", an affiliate of Neuberger & Berman) and a general partner of Neuberger & Berman, is the Manager of the Small Cap Group of Neuberger & Berman. He has overall responsibility for activities of the Small Cap Group, providing guidance and reviewing portfolio strategy and structure. Judith M. Vale, who has been a member of the Small Cap Group since 1992 and a Vice President of N&B Management since November 1994, is primarily responsible for the day-to-day management of Neuberger & Berman's advisory activities for the Fund. Ms. Vale also has primary responsibility for day-to-day management of the Neuberger & Berman Genesis Fund. Ms. Vale was a portfolio manager for another investment management group from 1990 to 1992, and was a senior fund analyst at another prominent investment adviser from 1987 to 1990.

  STRONG CAPITAL MANAGEMENT, INC. Strong, which also serves as one of the Subadvisers for the Fund, began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans. Strong also acts as investment advisor for each of the mutual funds within the Strong Family of Funds. As of June 30, 1995, Strong had over $14 billion under management. Strong's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong is the controlling shareholder of Strong.

  Ronald C. Ognar is responsible for Strong's portfolio management activities for the Fund. Mr. Ognar, a Chartered Financial Analyst with more than 25 years of investment experience, joined Strong in April 1993 after two years as a principal and portfolio manager with RCM Capital Management. For approximately three years prior to that, he was a portfolio manager at Kemper Financial Services in Chicago. Mr. Ognar began his investment career in 1968 at LaSalle National Bank in Chicago after serving two years in the U.S. Army. He received his bachelor's degree in accounting from the University of Illinois in 1968.
In addition to his portfolio management duties for the Fund, he also manages the Strong Growth Fund and co-manages the Strong Total Return Fund.

  PICTET INTERNATIONAL MANAGEMENT LIMITED AND VAN ECK ASSOCIATES CORPORATION. VEAC and PIML will together manage a portion of the Fund. VEAC is located at 99 Park Avenue, New York, New York 10016. PIML is located at Cutlers Gardens, 5 Devonshire Square, London, United Kingdom EC2M 4LD. PIML is primarily responsible for managing the portion of the Fund's assets allocated to the PIML and VEAC. PIML determines which securities are to be bought and sold. VEAC, however, makes recommendations to PIML regarding Hard Asset securities. VEAC will also make recommendations regarding the allocation among each of the Hard Asset sectors. PIML is not obligated to act on VEAC's recommendation's and the amount, if any, allocated to Hard Assets will be determined by PIML. VEAC will also assist PIML on issues regarding determining the liquidity of securities, portfolio diversification and matters involving United States federal securities and tax law as they apply to management of the Fund.

  PIML is an affiliate of Pictet & Cie ("Pictet"). Pictet was founded in 1805 and is the leading private bank in Switzerland. Pictet is the largest specialist investment bank domiciled in Europe. Pictet has a worldwide network of offices employing over 200 investment professionals in Geneva, London, Zurich, Luxembourg, Hong Kong, Tokyo, Montreal and Nassau. PIML has access to all of Pictet's investment infrastructure. As of September 30, 1995, total assets under management by Pictet and its affiliates, including PIML, on behalf of all clients, amounted to approximately $4 billion.

  In performing its investment management duties, PIML assigns a team of managers led by a Chief Investment Officer. The primary portfolio managers for the Fund are listed below. This team also performs similar functions for the Van Eck Worldwide Insurance Trust, Worldwide Small Cap Fund and the Van Eck Funds Global Small Cap Fund.

  Nicholas Johnson is the Chief Investment Officer and Chief Investment Officer for the portion of the Fund managed by PIML. Mr. Johnson is responsible for all aspects of the investment process including global asset allocation. Prior to joining PIML in 1993, Mr. Johnson specialized in Japanese and Asian investments at Invesco MIM, where he had been head of international investment responsible for investment operations outside of North America.

  Jonathan Neill is a Senior Investment Manager for the portion of the Fund managed by PIML. Mr. Neill is jointly responsible for worldwide small companies and emerging markets. Prior to joining PIML in 1990, Mr. Neill worked for two years with Mercury Asset Management as an investment manager responsible for specialist international funds.

  Douglas Polunin is also a Senior Investment Manager for the portion of the Fund managed by PIML. Mr. Polunin joined PIML in 1989 and is jointly responsible for worldwide small companies and emerging markets. Prior to joining PIML, Mr. Polunin spent two and a half years with the Union Bank of Switzerland in London where he was in charge of the Discretionary Portfolio Management section. Before that, he spent four years as an equity analyst with UBS in Switzerland.

  Richard Yarlott is a Senior Investment Manager within the small companies and emerging markets team and for the portion of the Fund managed by PIML. His main responsibilities currently include asset allocation and securities analysis on an international basis. Prior to joining PIML in 1994, Mr. Yarlott worked for over ten years in banking, strategic consulting and private investment. In 1985 he joined JP Morgan where he worked in structured finance and merger and acquisition roles until 1990. He spent two years as a principal for a private investment company, and subsequently worked for Marakom Associates, a value-based consulting firm.

  VEAC utilizes a team approach to managing the Hard Asset sector. The team performs similar functions for the Van Eck Funds Hard Assets Fund and Van Eck Worldwide Insurance Trust, Worldwide Hard Assets Fund. The members of this are listed below:

  John C. van Eck is Chairman of VEAC and previously served as the portfolio manager of other mutual funds advised by VEAC. Mr. van Eck has over 45 years of investment experience.

  William Trebilcock is an Analyst and serves as Director of Mining Research for the VEAC. Mr. Trebilcock has 28 years of experience in his field.

  Lucille Palermo is also an Analyst and is Associate Director, Mining Research of VEAC and an officer and portfolio manager of other mutual funds advised by VEAC. Ms. Palermo has 20 years of experience in the investment business.

  Derek van Eck is an Analyst and is Director of Global Investments and Executive Vice President of VEAC. Mr. van Eck is also an officer and portfolio manager of other mutual funds advised by VEAC.

  Kevin Reid, an Analyst on the Hard Asset team, is Director of Real Estate of VEAC. For the five year period prior to February 1995, he was portfolio manager at Trammel Crow.

  WARBURG, PINCUS COUNSELLORS, INC. The Fund also employs Counsellors as a Subadviser to the Fund. Counsellors is a professional investment counselling firm which provides investment services to investment endowment funds, foundations and other institutions and individuals. As of June 30, 1995, Counsellors managed approximately $10.8 billion of assets including approximately $4.9 billion of assets of nineteen mutual funds. Incorporated in 1970, Counsellors is a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ("Counsellors G.P."), a New York general partnership. E.M. Warburg, Pincus & Co., Inc. ("EMW") controls Counsellors through its ownership of a class of voting preferred stock of Counsellors. Counsellors G.P. has no business other than being a holding company of Counsellors and its subsidiaries. Counsellor's address is 466 Lexington Avenue, New York, New York 10017-3147.

  The portfolio managers for Counsellors' portion of the Fund are Elizabeth B. Dater and Stephen J. Lurito. Ms. Dater and Mr. Lurito are also co-portfolio managers of Warburg, Pincus Emerging Growth Fund and Warburg, Pincus Small Company Growth Portfolio, a portfolio of Warburg, Pincus Trust. Ms. Dater is a managing director of EMW and has been a portfolio manager of Counsellors since 1978. Mr. Lurito is a managing director of EMW and has been with Counsellors since 1987, before which time he was a research analyst at Sanford C. Bernstein & Company, Inc.

OTHER SERVICES

  NFS provides the accounting services, including daily valuation of each Fund's shares, preparation of financial statements, taxes, and regulatory reports.

  The Transfer and Dividend Disbursing Agent, Nationwide Investors Services, Inc., ("NIS"), One Nationwide Plaza, Columbus, Ohio 43216, serves as transfer agent and dividend disbursing agent for the Trust. NIS is a wholly owned subsidiary of NFS.

INVESTMENT IN FUND SHARES

  An insurance company purchases the shares of the Fund at the Fund's net asset value using purchase payments received on Policies issued by Accounts. These Accounts are funded by shares of the Fund. There is no sales charge. All shares are sold at net asset value.

  Shares of the Fund are currently sold only to separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, One Nationwide Plaza, Columbus, Ohio 43216, to fund the benefits under variable insurance or annuity policies.

  All investments in the Fund are credited to the shareholder's account in the form of full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates. Initial and subsequent purchase payments allocated to the Fund are subject to the limits applicable to the policies.

SHARE REDEMPTION

  An insurance company separate account redeems shares to make benefit or surrender payments under the terms of its Policies. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent, NIS.

  The net asset value per share of the Fund is determined once daily, as of 4:00 P.M. on each business day the New York Stock Exchange is open and on such other days as the Board determines and on any other day during which there is a sufficient degree of trading in the Fund's portfolio securities that the net asset value of the Fund is materially affected by changes in the value of portfolio securities. The Trust will not compute net asset value on customary national business holidays, including the following: Christmas, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, and Thanksgiving. In addition, unless the shareholders of the Fund request otherwise, the Fund will not compute net asset value on the Friday following Thanksgiving, and either the day before Christmas (if Christmas falls on a Tuesday, Wednesday, Thursday, Friday, or Saturday) or the day after Christmas (if Christmas falls on a Sunday or Monday). The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.

  The Trust may suspend the right of redemption only under the following unusual circumstances:

- when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

- when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

- during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

NET INCOME AND DISTRIBUTIONS

  Substantially all of the net investment income, if any, of the Funds will be paid as dividends in March, June, September, and December. In those years in which sales of the Fund's portfolio securities result in net realized capital gains, the Fund will distribute such gains to its shareholders with the December dividend.

ADDITIONAL INFORMATION

  DESCRIPTION OF SHARES - The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of the Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different Funds. In that case, the shares of each Fund would participate equally in the earnings, dividends, and assets of the particular Fund, but shares of all Funds would vote together in the election of Trustees. Upon liquidation of a Fund, its shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

  VOTING RIGHTS - Shareholders are entitled to one vote for each share held. Shareholders may vote in the election or removal of Trustees and on other matters submitted to meetings of shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The sole shareholders of the Trust are Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

-   designate series of the Trust;

-   change the name of the Trust; or

- supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal and state laws or regulations if they deem it necessary.

  Shares have no pre-emptive or conversion rights. Shares are fully paid and nonassessable, except as set forth below. In regard to termination, sale of assets, or changes of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. When a majority is required, it means the lesser of 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.

  SHAREHOLDER INQUIRIES - All inquiries regarding the Fund should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

PERFORMANCE ADVERTISING FOR THE FUND

  The Fund may use historical performance in advertisements, sales literature, and the prospectus. Such figures will include quotations of average annual total return for the most recent one, five, and ten year periods (or the life of the Fund if less). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the specific period. Average annual total return reflects reinvestment of all distributions.

TAX STATUS

  The Trust's policy is to qualify as a regulated investment company and to meet the requirements of Subchapter M of the Code. The Fund intends to distribute all its taxable net investment income and capital gains to shareholders, and therefore, will not be required to pay any federal income taxes. Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company are the sole shareholders of the Trust.

  Because each Fund of the Trust is treated as a separate entity for purposes of the regulated investment company provisions of the Code, the assets, income, and distributions of the Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company. The Fund intends to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of the Policies. See the Statement of Additional Information for more specific information.

  Dividends and interest received by the Fund may be subject to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Policy holders will bear the cost of foreign tax withholding in the form of increased expenses to the Fund, but generally will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund by reason of the tax-deferred status of the Policies.

  The tax treatment of payments made by a separate account to a Policy holder is described in the separate account prospectus.

CONTENTS                                                               PAGE
Sale of Fund Shares                                                      2
Investment Objective and Policies                                        2
Investment Techniques, Considerations and Risk Factors                   5
Management of the Trust                                                 16
Investment in Fund Shares                                               22
Share Redemption                                                        22
Net Income and Distributions                                            23
Additional Information                                                  23
Performance Advertising for the Fund                                    24
Tax Status                                                              25

NATIONAL DISTRIBUTOR AND INVESTMENT ADVISER
Nationwide Financial Services, Inc.
One Nationwide Plaza
Columbus, Ohio 43216

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Nationwide Investors Services, Inc.
Box 1492
One Nationwide Plaza
Columbus, Ohio 43216

AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio 43215

LEGAL COUNSEL
Druen, Rath & Dietrich
One Nationwide Plaza
Columbus, Ohio 43216

                  STATEMENT OF ADDITIONAL INFORMATION


                             October 23, 1995


                    NATIONWIDE SEPARATE ACCOUNT TRUST
                             --TOTAL RETURN FUND
                             --CAPITAL APPRECIATION FUND
                             --GOVERNMENT BOND FUND
                             --MONEY MARKET FUND
                             --SMALL COMPANY FUND

________________________________________________________________________________

  This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the Prospectus, dated April 28, 1995 for the Total Return Fund, Capital
Appreciation Fund, Government Bond Fund and Money Market Fund and the
prospectus dated October 23, 1995 for the Small Company Fund. The Prospectuses may be obtained from Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43216, or by calling (614) 249-5134.
________________________________________________________________________________


TABLE OF CONTENTS                                             PAGE
General Information and History                                 1
Investment Objectives and Policies                              1
Investment Restrictions                                         29
Major Shareholders                                              34
Trustees and Officers of the Trust                              34
Calculating Yield - The Money Market Fund                       35
Calculating Yield and Total Return-Non-Money Market Funds       36
Investment Adviser and Other Services                           37
Brokerage Allocations                                           41
Purchases, Redemptions and Pricing of Shares                    44
Additional Information                                          46
Tax Status                                                      47
Tax Consequences for the Small Company Fund                     49
Tax Consequences to Shareholders                                52
Appendix A - Bond Ratings                                       53
Independent Auditors' Report                                    65
Financial Statements                                            66

GENERAL INFORMATION AND HISTORY

  Nationwide Separate Accounts Trust is an open-end investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 30, 1981, as amended October 22, 1981, September 3, 1982, April 16, 1987, May 1, 1992, and August 9, 1995. The Trust offers shares in five separate mutual funds, each with its own investment objective.


INVESTMENT OBJECTIVES AND POLICIES

  The following information supplements the discussion of the Funds' investment objectives and policies discussed in the Prospectuses.

  The investment policies and types of permitted investments described here may be changed without prior approval by, or notice to, the shareholders. There is no guarantee that the objectives will be realized.

--TOTAL RETURN FUND

  This Fund's investment objective is to obtain a reasonable, long term total return on invested capital from a flexible combination of dividend return and capital gains. The Fund seeks to achieve its objective through investments in common stocks, convertible issues, money market instruments, and bonds, with a primary emphasis on common stocks.

  While it is the intention of the Fund to invest in common stocks or in issues convertible to common stock, there are no restrictive provisions covering the proportion of one or another class of securities that may be held, or other restriction, other than those stated in the investment restrictions.

--CAPITAL APPRECIATION FUND

  The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objectives primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

  While it is the intention of the Fund to invest in common stocks or in issues convertible to common stock, there are no restrictive provisions covering the proportion of one or another class of securities that may be held, or other restriction, other than those stated in the investment restrictions.

  The investment manager will focus mainly on a company's or industry's potential for long term growth, with dividend and interest income being secondary in importance. The manager's evaluation of a company or industry will be based more on probable future earnings, relative financial strength and competitive position. The manager believes this approach will provide a greater return potential over the long run than simply seeking current dividend or interest income. The Fund's portfolio will not be limited to any particular type of company or industry.

--GOVERNMENT BOND FUND

  The investment objective of the Government Bond Fund is to provide as high a level of income as is consistent with the preservation of capital. It seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, it agencies or instrumentalities.

  These securities are of varying types which include but are not limited to:

o TREASURY NOTES AND BONDS - These are direct obligations of the U.S. Government. New issues of notes mature in one to ten years while bonds generally have a maturity of ten years or more.

o TREASURY BILLS - These are direct obligations of the U.S. Government backed by the full faith and credit of the United States and mature in one year or less.

o SECURITIES ISSUED BY INSTRUMENTALITIES OF THE U.S. GOVERNMENT - These securities are issued by federally-chartered instrumentalities. Some of these securities are guaranteed by the United States Treasury or are supported by the issuer's right to borrow from the Treasury and are backed by the credit of the Federal instrumentality itself. Some of these instrumentalities (listed for example purposes only) are:

    - Bank for Cooperatives (COOP)
    - Federal Home Loan Banks (FHLB)
    - Federal National Mortgage Association (FNMA)
    - Government National Mortgage Association (GNMA)
    - Tennessee Valley Authority (TVA)
    - Farmers Home Administration (FHA)

  The Government Bond Fund will normally invest at least 65% of its assets in bonds issued by the U.S. Government, and its agencies and instrumentalities. These bonds pay interest at regular intervals, usually semi-annually, and pay principal at maturity.

  The Government Bond Fund may invest up to 35% of its assets in zero coupon securities or mortgage-related securities and up to 20% of its assets in securities purchased on a "when-issued" or on a "forward delivery" basis, provided those securities are issued or backed by the U.S. Government, its agencies or instrumentalities. The Government Bond Fund may also enter into repurchase agreements in any of the securities described above.

  The Government Bond Fund will normally invest no more than 20% of its assets in repurchase agreements or in U.S. Government Securities maturing in less than one year. For temporary defensive purposes, however the Fund may invest up to 100% of its assets in these securities.

  There is a minimal risk involved in the purchase of U.S. Government or U.S. Government guaranteed securities. Securities issued by U.S. Government agencies or instrumentalities, while perhaps having the implicit backing of the U.S. Government, may not have an explicit guarantee of the payment of principal and interest.

  The value of shares of the Government Bond Fund will vary inversely with changes in interest rates. As with any fixed income investment, interest rate risk does exist; i.e., when interest rates decline, the market value of a portfolio can be expected to rise; conversely, when interest rates rise, the market value of the portfolio can be expected to fall. While the Government Bond Fund will engage in portfolio trading to manage this risk (i.e., shortening the average maturity of the portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal, or lengthening the portfolio in anticipation of a decline in interest rates so as to maximize appreciation of capital) there is no assurance that capital will be preserved. Thus, the Government Bond Fund is designed for those willing to accept market fluctuations to obtain income.

--MONEY MARKET FUND
  The investment objective of this Fund is to seek as high a level of current income as it considered consistent with the preservation of capital and liquidity through investments in a portfolio of money market instruments with remaining maturities of 397 days or less. The Fund seeks to achieve its objective by investing primarily in instruments receiving a rating in one of the two highest categories by the following six nationally recognized statistical rating organizations ("NRSROs"): Duff and Phelps, Inc. ("D&P"), Fitch Investors Services, Inc. ("Fitch"), Moody's Investors Service Inc. ("Moody's"), Standard & Poor's Ratings Group ("Standard & Poor's"), IBCA Limited and its affiliate, IBCA Inc. ("IBCA"), and Thomson Bank Watch ("Thomson"). See Appendix A for a further description of the NRSRO ratings.

  The Fund may invest in the following instruments:

o obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation.

o repurchase agreements, subject to the restrictions set forth under "Investment Restrictions." Potential risks associated with investment in repurchase agreements are twofold: (a) in the event of default of an issuer and a decrease in the value of the underlying securities below the repurchase price, the Fund could suffer a loss, and (b) in the event of an issuer's bankruptcy, the Fund's ability to dispose of underlying securities could be delayed.


o obligations of banks which at the date of investment are rated A2 or better by IBCA or TBW1 by Thomson. Obligations of savings and loan associations (including certificates of deposit and bankers' acceptances) which at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $100 million; and obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation, provided that not more than 10% of the Fund's total assets shall be invested in such insured obligations.

o commercial paper which at the date of investment is rated Duff 1 or Duff 2, by D&F, F-1 or F-2 by Fitch, P-1 or P-2 by Moody's, or A-1 or A-2 by Standard & Poor's, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have an outstanding debt issue rated AA or better by D&F, AA or better by Fitch, Aa or better by Moody's, or AA or better by Standard & Poor's.

o up to 5% of its total assets in commercial paper which at the date of investment is rated F-2 by Fitch, Duff 2 by D&P, P-2 by Moody's, or A-2 by Standard and Poor's. However, the Fund is limited as to the amount it may invest in the commercial paper of a single issuer to the greater of 1% of the Fund's total assets or $1 million.

o short-term (maturity in 397 days or less) corporate obligations which at the date of investment are rated AA or better by D&F, AA or better by Fitch, Aa or better by Moody's, or AA or better by Standard & Poor's.

o bank loan participation agreements representing corporations and banks having a short-term rating, at the date of investment, of F-1 or F-2 by Fitch, Duff 1 or Duff 2 by D&P, P-1 or P-2 by Moody's or A-1 or A-2 by Standard & Poor's, under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

  All the assets of the Fund will be invested in obligations with stated remaining maturities of 397 days or less and which will be held to maturity. The Fund will, to the extent feasible, make portfolio investments primarily in anticipation of, or in response to, changing economic and financial conditions. The Fund will attempt to maximize the return on its investments through careful analysis of a wide range of investments available and different yield relationships existing among various sectors of the market. The average dollar weighted maturity of the Fund's investments may not exceed 90 days. There can be no assurance that the Fund's investment objective will be achieved.

  The Fund may invest in the securities of foreign corporate issuers and in the securities of foreign branches of U.S. banks, such as negotiable certificates of deposit (Eurodollars) in U.S.

dollar denominations which at the date of investment are rated A1 or A2 by IBCA or TBW1 by Thomson. Because of this, investment in the Fund involves risks that are different in some respects from an investment in a fund which invests only in debt obligations of U.S. domestic issuers. Such risks may include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities held in the portfolio, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on securities in the portfolio.
SMALL COMPANY FUND

  The Small Company Fund seeks long-term growth of capital. It seeks to achieve this objective by investing primarily in equity securities of both domestic and foreign small market capitalization companies ("small company stocks"). To attempt to achieve this objective, the Adviser has hired a number of subadvisers to direct the day-to-day management of the Small Company Fund. The following information supplements the discussion of the Fund's objectives, policies and techniques that are described in the Fund's prospectus under "INVESTMENT OBJECTIVES AND POLICIES" and "INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS."

  SPECIAL SITUATION COMPANIES. The Small Company Fund may invest in the securities of "special situation companies," which include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. The Fund believes, however, that if a Subadviser analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated.

  FOREIGN SECURITIES. Investors in the Small Company Fund should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since the Fund may hold securities and funds in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund endeavors to achieve the most favorable net results on their portfolio transactions.
There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities such as those purchased by the Fund may be subject to foreign government taxes, higher custodian fees and dividend collection fees which could reduce the yield on such securities.

  Investments may be made from time to time by the Small Company Fund in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

  The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

  The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United
States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

  Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the fund of additional investments in those countries.

  Economies of developing countries may differ favorably or unfavorably from the United States economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

  Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

  Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

  DEPOSITARY RECEIPTS. As indicated in the Fund's prospectus, the Small Company Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs") and European Depositary
Receipts ("EDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S.
dollars and are designed for use in the U.S. securities markets, while EDRs (also referred to as Continental Depositary Receipts ("CDRs"), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of the Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.

  The Small Company Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

  DEBT OBLIGATIONS. While the emphasis of the Small Company Fund's investment is on common stocks and other equity securities (including preferred stocks and securities convertible into or exchangeable for common stocks), it may also invest in money market instruments, U.S. Government or Agency securities, and corporate bonds and debentures receiving one of the four highest ratings from a nationally recognized statistical rating organization ("NRSRO"), or if not rated by any NRSRO, deemed comparable by a Subadviser to such rated securities ("Comparable Unrated Securities"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. The ratings assigned by the NRSROS are described in Appendix A to this Statement of Additional Information.

  Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced, so that the securities would not be eligible for purchase by the Fund. In such a case, the Subadviser will evaluate whether the downgraded security should be disposed of.

HIGH-YIELD (HIGH-RISK) SECURITIES

  IN GENERAL. The Fund has the authority to invest up to 5% of its net assets in non-investment grade debt securities. Non-investment grade debt securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch, or CCC by D&P; (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A of this Statement of Additional Information for a discussion of securities ratings.

  EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

  As previously stated, the value of a lower-quality or comparable unrated security will decrease in a rising interest rate market, and accordingly so will the Fund's net asst value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

  PAYMENT EXPECTATIONS. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Fund.

  CREDIT RATINGS. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in lower-quality and comparable unrated securities will be more dependent on a Subadviser's credit analysis than would be the case with investments in investment-grade debt securities. Each Subadviser will employ its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. When investing in lower-quality securities, each Subadviser will continually monitor the investments in the Fund's portfolio and carefully evaluate whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.

  LIQUIDITY AND VALUATION. The Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, the Fund's asset value and ability to dispose of particular securities, when necessary to meet the Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio.
Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

  PROPOSED LEGISLATION. From time to time proposals have been discussed, regarding new legislation designed to limit the use of certain lower-quality and comparable unrated securities by certain issuers. However, it is possible that if legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.

  CONVERTIBLE SECURITIES. Convertible securities in which the Fund may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.

  WARRANTS. The Small Company Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. The Fund may purchase warrants, valued at the lower of cost or market value, of up to 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on any recognized U.S. or foreign stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

  REPURCHASE AGREEMENTS. The Small Company Fund's custodian or a sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. In an attempt to reduce the risk of incurring a loss on the repurchase agreement, the Fund will enter into repurchase agreements with certain banks and non-bank dealers, all of whose use has been approved by the Board of Trustees. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Each Subadviser will monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. The Fund will consider on an ongoing basis the creditworthiness of the institutions with which the Fund enters into repurchase agreements. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

  SHORT SALES "AGAINST THE BOX". In a short sale, the Small Company Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may engage in short sales if at the time of the short sale the

Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box."

  In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. while the short sale is open, the Fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Fund's long position. Not more than 15% of the Fund's net assets (taken at current value) may be held as collateral for such short sales at any one time.

  The Fund does not intend to engage in short sales against the box for investment purposes. The Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for U.S. federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

  RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES. The Small Company Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities act of 1933, as amended (the "Securities act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

  The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the securities act for resales of certain securities to qualified institutional buyers. It is anticipated that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National
Association of Securities Dealers, Inc.

  The Fund may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. the assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  Each Subadviser will monitor the liquidity of restricted securities in the portion of the Fund it manages under the supervision of the Board and the Adviser. In reaching liquidity decisions, each Subadviser may consider the following factors: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

  WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Small Company Fund may invest without limitation in securities purchased on a "when-issued" basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occurs beyond the normal settlement date at a stated price and yield). When-issued transactions normally settle within 45 days. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if a Subadviser which purchased such security deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

  When the Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash, U.S. government securities or other liquid high-grade debt obligations equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

  LENDING PORTFOLIO SECURITIES. The Small Company Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. by lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

  The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower;
(2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and
(6) while any voting rights on the loaned securities may pass to the borrower, the Trust's Trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

  BORROWING. The Small Company Fund may borrow money from banks, limited by the Fund's fundamental investment restriction to 33-1/3% of its total assets, and may engage in reverse repurchase agreements which may be considered a form of borrowing. (See "INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS - Reverse Repurchase Agreements" in the Small Company Fund's Prospectus.) In addition, the Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. The Fund will not purchase securities when bank borrowings exceed 5% of the Fund's total assets. The Fund expects that some of its borrowings may be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

  DERIVATIVE INSTRUMENTS. As discussed in its Prospectus, each of the Small Company Fund's Subadvisers may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options and forward currency contracts to hedge the Fund's portfolio or for risk management.

  The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Fund's ability to use these instruments will be limited by tax considerations.

  SPECIAL RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

  (1) Successful use of most of these instruments depends upon a Subadviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While each Subadviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

  (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

  (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because a Subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

  (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

  For a discussion of the federal income tax treatment of the Fund's derivative instruments, see "Tax Status" below.

  Options. The Small Company Fund may purchase or write put and call options on securities, indices, and foreign currency, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

  The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by the Fund may include European-style options, which are only exercisable at expiration. This is in contrast to American-style options which are exercisable at any time prior to the expiration date of the option.

  The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

  The Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the fund and the counter party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

  The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counter party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counter parties that are expected to be capable of entering into closing transactions with the fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

  If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

  The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

  The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

  Transactions using options (other than purchased options) expose the Fund to counter party risk. To the extent required by sec guidelines, the Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid high grade debt obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

  Futures Contracts. The Small Company Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write
(sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. The Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when a Subadviser believes it is more advantageous to the Fund than is purchasing the futures contract.

  The Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions. The ability of the Fund to trade in futures contracts may be limited by the requirements of the code applicable to a regulated investment company.

  The Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of the Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market, currency, or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

  A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the

Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

  No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities or other liquid, high grade debt obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

  Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When the fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

  If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

  Foreign Currency-Related Derivative Strategies - Special Considerations. The Small Company Fund may use options and futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

  The Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

  The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.
Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

  Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

  Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, the Fund will normally purchase OTC options on foreign currency only when a Subadviser believes a liquid secondary market will exist for a particular option at any specific time.

  Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

  At or before the maturity of a forward contract, the Small Company Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

  The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

  CURRENCY HEDGING. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Small Company Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of the Fund's investments denominated in that currency over time.

  A decline in the dollar value of a foreign currency in which the Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

  The Fund's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. The Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

  SECURITIES OF OTHER INVESTMENT COMPANIES. Some of the countries in which the Small Company Fund may invest may not permit direct investment by outside investors. investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.

  COMMERCIAL PAPER. The Small Company Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables the Fund to hedge or cross-hedge against a decline in the U.S. Dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. The Fund will purchase such commercial paper for hedging purposes only, not for speculation. The staff of the SEC is currently considering whether the purchase of this type of commercial paper would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Fund believes that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or U.S. Government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding commercial paper of this type.


INVESTMENT RESTRICTIONS

  The following policies, which cannot be changed without the approval of the holders of a majority of the shares of the Fund for which the change is proposed, apply to all of the Funds of the Trust (except the Small Company Fund, whose restrictions are listed separately below), unless otherwise stated.

The Trust may not:

1. borrow money, except an amount equal to no more than 5% of the value of each of the Fund's total assets (calculated when the loan is made) for temporary, emergency purposes or for the clearance of transactions. This limited borrowing authority will not be used to leverage the Funds or to borrow for extended periods of time. This authority is intended to provide the investment manager additional flexibility in the execution of routine daily transactions, and allow for more efficient cash management.

2. purchase securities on margin, but the Trust may obtain such credits as may be necessary for the clearance of purchases and sales of securities.

3. make short sales of securities.

4. write or purchase any put or call options.

5. make loans to other persons, except by the purchase of obligations in which the Trust is authorized to invest. The Trust may, however, enter into repurchase agreements, but a Fund will not enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's total assets (taken at current value) would be subject to repurchase agreements maturing in more than 7 days.

6. purchase voting securities of any issuer or purchase the securities of any issuer if, as a result thereof: (a) more than 5% of a Fund's total assets (taken at current value) would be invested in the securities of such issuer (except that the Money Market Fund may invest up to 10% of its total assets in the highest rated securities of a single issuer for a period of up to three business days thereafter, provided that the Money Market Fund does not make more than one such investment at any one time), (b) a Fund would hold more than 10% of the voting securities of such issuer, or (c) more than 25% of a Fund's total assets (taken at current value) would be concentrated in any one industry. There is, however no limitation on investments in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The Money Market Fund only may invest up to 75% of its assets in all finance companies as a group, all banks and bank holding companies as a group, and all utility companies as a group, when in the opinion of management, yield differentials and money market conditions suggest, and when cash is available for such investment and instruments are available for purchase which fulfill the Money Market Fund's objective in terms of quality and marketability.

7. invest in securities which are restricted as to disposition under federal securities law, or securities with other legal or contractual restrictions on resale (except for repurchase agreements).

8. purchase securities issued by any registered investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation. The Trust shall not, however, purchase the securities of any registered investment companies if such purchase at the time thereof would cause more than 10% of the total assets of a Fund, taken at current value, to be invested in the securities of such issuers. Further, the Trust shall not purchase securities issued by any open-end investment company.

9. invest more than 5% of a Fund's total assets (taken at current value) in companies which, including predecessors, have a record of less than three years continuous operation.

10. purchase or retain securities of any issuer, any of whose officers, directors, or securityholders is a trustee, director, or officer of the Trust, or of the Adviser, if or so long as, one or more of such persons owns beneficially more than 1/2% of any class of securities, taken at market value, of such issuer, and such persons owning more than 1/2% of such securities together own beneficially more than 5% of any class of securities of such issuer, taken at market value.

11. act as an underwriter, except as it may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security.

12. invest in companies for the purpose of exercising control or management.

13. purchase or retain real estate (including limited partnership interests, but excluding securities of companies which deal in real estate or interests therein), mineral leases, commodities, or commodity contracts.

14. issue securities except as permitted by the Investment Company Act of 1940.

INVESTMENT RESTRICTIONS FOR THE SMALL COMPANY FUND -- The following are the Small Company Fund's fundamental investment limitations which cannot be changed without shareholder approval:

THE SMALL COMPANY FUND:

1. May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 (the "1940 Act") which may involve a borrowing, provided that the combination of
   (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from other persons to the extent permitted by applicable law. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

2. May not issue senior securities, except as permitted under the 1940 Act.

3. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

4. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities.

5. May not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies and limitations through (i) purchase of debt securities or other debt instruments, including loan participations, assignments and structured securities, or (ii) by engaging in repurchase agreements.

6. May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.

7. May not purchase or sell real estate unless acquired as a result of ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing or selling securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

The following are the Fund's non-fundamental operating policies which may be changed by the Board of Trustees of the Trust without shareholder approval:

The Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

4. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

5. Purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of issuers that, including predecessor or unconditional guarantors, have a record of less than three years of continuous operation. This policy does not apply to securities of pooled investment vehicles or mortgage or asset-backed securities.

6. Invest in direct interests in oil, gas, or other mineral exploration or development programs or leases, except that the Fund may invest in securities of companies that invest in, engage in, or sponsor oil, gas or mineral exploration or development programs or leases.

7. Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of the borrowing or investment.

8. Purchase or retain the securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund, or one or more of the officers, directors or partners of the adviser or of the subadviser responsible for the investment beneficially owns more than 1/2 of 1% of the outstanding securities of such issuer and together own beneficially more than 5% of the securities of such issuer.

9. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns as a shareholder in accordance with its views.

10. Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets.

  INSURANCE LAW RESTRICTIONS - In connection with the Trust's agreement to sell shares to the Accounts, the Adviser and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Adviser may agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the Accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

MAJOR SHAREHOLDERS

  As of October 13, 1995, separate accounts of Nationwide Life Insurance
Company and Nationwide Life and Annuity Insurance Company had shared voting and investment power of 92.9% and 7.1% of the shares of the Total Return Fund, 91.2% and 8.8% of the shares of Government Bond Fund, 99.1% and 0.9% of the shares of Money Market Fund, and 92.9% and 7.1% of the Capital Appreciation Fund, respectively.

  As of October 13, 1995, the Trustees and Officers of the Trust as a group owned less than 1% of the shares of the Funds.


TRUSTEES AND OFFICERS OF THE TRUST
Trustees and Officers

  The principal occupations of the Trustees and Officers during the last five years and their affiliations are:


DR. JOHN C. BRYANT, Trustee.
44 Faculty Place, Wilmington, Ohio.
Dr. Bryant is Executive Director of the Cincinnati Youth Collaborative. He was formerly Professor of Education, Wilmington College.

ROBERT M. DUNCAN, Trustee.
378 Bricker Hall, 190 North Oval Mall, Columbus, Ohio.
Mr. Duncan is Vice President-General Counsel of the Ohio State University. He was formerly a partner in the law firm of Jones, Day, Reavis & Pogue in Columbus, Ohio. He was formerly U.S. District Court Judge, Southern District of Ohio.

PETER F. FRENZER, Trustee, Chairman*
One Nationwide Plaza, Columbus, Ohio.
Mr. Frenzer is President and Chief Operating Officer of Nationwide Life Insurance Company, Nationwide Corporation and Nationwide Life and Annuity Insurance Company; and Executive Vice President-Investments of the Nationwide Insurance Enterprise.

DR. THOMAS J. KERR, IV, Trustee
1223-A Central Street, Evanston, Illinois.
Dr. Kerr is President of Kendall College. He was formerly President of Grant Hospital Development Foundation.

D. RICHARD MCFERSON, Trustee*.
One Nationwide Plaza, Columbus, Ohio
Mr. McFerson is President and Chief Executive Officer of the Nationwide Insurance Enterprise.

JAMES F. LAIRD, JR., Treasurer.
One Nationwide Plaza, Columbus, Ohio.
Mr. Laird is Vice President and General Manager of Nationwide Financial Services, Inc., the Distributor and Investment Adviser. He was formerly Treasurer of Nationwide Financial Services, Inc.

RAE I. MERCER, Secretary.
One Nationwide Plaza, Columbus, Ohio.
Mrs. Mercer is Corporate Secretary of Nationwide Financial Services, Inc., the Distributor and Investment Adviser.

*A Trustee who is an "interested person" of the Trust as defined in the Investment Company Act of 1940.

  The Funds do not pay any fees to Officers or to Trustees who are considered "interested persons" of the Trust. The table below lists the aggregate compensation paid by the Trust to each disinterested Trustee during the fiscal year ended December 31, 1994, and the aggregate compensation paid to each disinterested Trustee during the year by all registered investment companies to which the Adviser provides investment advisory services (the "Nationwide Fund Complex").

  The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

                Fiscal Year Ended December 31, 1994
                                                        Total Compensation
                                        Aggregate       from the Nationwide
                                        Compensation    Fund Complex
                                        from the Trust  including the Trust
Dr. John C. Bryant                      $1,000              $12,500
Robert M. Duncan                        $1,000              $12,500
Dr. Thomas J. Kerr, IV                  $1,000              $12,500

CALCULATING YIELD - THE MONEY MARKET FUND

  Any current Fund yield quotations, subject to Rule 482 under the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. As of December 31, 1994, the Fund's seven-day current yield was 5.65%. The Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested, and for the period ended December 31, 1994 was 5.81%.

  The Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset value will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING YIELD AND TOTAL RETURN - NON-MONEY MARKET FUNDS

  The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act of 1933. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  All performance advertisements shall include average annual total return quotations for the most recent one, five, and ten year periods (or life, if a fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

  The uniformly calculated average annual total returns for the one year, five year, and ten year periods for the Total Return and Government Bond Funds, ended December 31, 1994 are shown below.

                        Total   Government
                        Return  Bond
 1 Year                  1.07%   (3.23)%
 5 Years                 9.08%    7.87%
 10 Years               12.88%    9.36%

  The Capital Appreciation Fund began operations on May 1, 1992. Its annualized average annual total return for one year ended December 31, 1994 and for the two years and eight months from May 1, 1992 through December 31, 1994 was (.90)% and 5.90%, respectively.

  The Government Bond Fund may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The Government Bond Fund yield for the 30-day period ended December 31, 1994, was 7.72%.

INVESTMENT ADVISER AND OTHER SERVICES

  The Adviser manages the Funds (except the Small Company Fund) pursuant to an Investment Advisory Agreement (the "Agreement") dated October 22, 1981. This Agreement was assigned on May 1, 1984 to the Adviser by the former Adviser, Nationwide Annuity Advisers, Inc., with the consent of the Trust and ratification by the Trust's shareholders. The Adviser provides the Trust with overall investment advisory and administrative services, and general office facilities. Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for the Trust. For these services and facilities, the Adviser receives a fee computed and paid monthly at the annual rate equal to .5% of the average daily net assets of each Fund of the Trust (except for the Small Company Fund).

  The Trust pays the compensation of the three Trustees who are not affiliated with the Adviser and all expenses (other than those assumed by the Adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions, insurance premiums, fees and expenses of the custodian for all services to the Trust; and expenses of calculating the net asset value of shares of the Trust, expenses of shareholders' meetings, and expenses relating to the issuance, registration, and qualification of shares of the Trust.

  For the year ended December 31, 1994, the Adviser received fees in the following amounts: Total Return Fund $2,556,764, Government Bond Fund $1,997,185, Money Market Fund $3,269,449 and Capital Appreciation Fund $237,838.

  The Adviser pays the compensation of two Trustees affiliated with the Adviser. The officers of the Trust receive no compensation from the Trust. The Adviser also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its organization, investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust.

  The Agreement also specifically provides that the Adviser, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement will continue in effect only if its continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically if it is assigned. It may be terminated without penalty by vote of a majority of the out standing voting securities, or by either party, on not more than 60 days nor less than 30 days written notice. The Agreement further provides that the Adviser may render services to others.


  ADVISORY SERVICES FOR THE SMALL COMPANY FUND


  The Adviser oversees the management of the Small Company Fund pursuant to an Investment Advisory Agreement dated October 17, 1995. Subject to the supervision and direction of the Trustees, the Adviser determines the allocation of assets among the Subadvisers and evaluates and monitors the performance of subadvisers. The Adviser is also authorized to select and place portfolio investments on behalf of the Fund; however, the Adviser generally intends to limit its direct portfolio management to the investment of a portion of the Fund's assets in cash or money market instruments. The Adviser has responsibility for communicating performance expectations and evaluations to the Subadvisers and ultimately recommending to the Trust's Board of Trustees whether a Subadviser's contract should be renewed, modified or terminated; however, the Adviser does not expect to recommend frequent changes of subadvisers. The Adviser will regularly provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. The Advisory Agreement of the Small Company Fund contains termination and indemnification provisions similar to those in the Agreement as described above.

  The Fund pays to the Adviser a fee at the annual rate of 1.00% of the Fund's average daily net assets.


  The Subadvisers - Pursuant to Subadvisory Agreements between each of the Subadvisers and the Adviser, each of which are dated October 17, 1995, the Subadvisers each manage a portion of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each Subadviser shall make investment decisions for the Fund and in connection with such decisions place purchase and sell orders for the securities in the Fund. For the investment management services they provide to the Fund, each Subadviser, or PIML and VEAC together, receives a fee from the Adviser at the annual rate of .60% of the average daily net assets of the portion of the Fund managed by that subadviser or group of Subadvisers.


  Each of the Subadvisory Agreements specifically provides that the Subadviser, including its directors, officers, partners and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Small Company Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. Each Subadvisory Agreement will continue in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Fund, and in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the out standing voting securities, or by either party, on not more than 60 days nor less than 30 days written notice.

  Below is a brief description of each of the subadvisers.

  The Dreyfus Corporation. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as one of the Fund's Subadvisers. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of June 30, 1995, Dreyfus managed or administered approximately $76 billion in assets for approximately 1.8 million investor accounts nationwide.

  Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc. AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including Dreyfus, Mellon managed approximately $200 billion in assets as of march 31, 1995, including approximately $72 billion in mutual fund assets. As of March 31, 1995, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for approximately $680 billion in assets including approximately $67 billion in mutual fund assets.

  Neuberger & Berman L.P. Neuberger & Berman, also serves as a sub-adviser to the Fund. Neuberger & Berman and its predecessor firms have specialized in the management of no-load mutual funds since 1950.

  Neuberger & Berman and its affiliates manage securities accounts that had approximately $34 billion of assets as of August 1, 1995. Neuberger &
Berman is a member firm of the NYSE and other principal exchanges and acts as the Fund's principal broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger & Berman.

  Strong Capital Management, Inc. Strong, which also serves as one of the Subadvisers for the Fund, began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans. Strong also acts as investment advisor for each of the mutual funds within the Strong Family of Funds. As of June 30, 1995, Strong had over $14 billion under management. Strong's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong is the controlling shareholder of Strong.

  Pictet International Management Limited and Van Eck Associates Corporation. PIML and VEAC will together manage a portion of the Fund. VEAC is located at 99 Park Avenue, New York, New York 10016. PIML is located at Cutlers Gardens, 5 Devonshire Square, London, United Kingdom EC2M 4LD. PIML is primarily responsible for managing the portion of the Fund's assets allocated to the PIML and VEAC. PIML determines which securities are to be bought and sold. VEAC, however, makes recommendations to PIML regarding Hard Asset securities. VEAC will also make recommendations regarding the allocation among each of the Hard Asset sectors. PIML is not obligated to act on VEAC'S recommendation's and the amount, if any, allocated to Hard Assets will be determined by PIML. VEAC will also assist PIML on issues regarding determining the liquidity of securities, portfolio diversification and matters involving United States federal securities and tax law as they apply to management of the Fund.



  PIML is an operating company of Pictet (London) Limited, an affiliate of Pictet & Cie ("Pictet"). Pictet was founded in 1805 and is the leading private bank in Switzerland. Pictet is the largest specialist investment bank domiciled in Europe. Pictet has a worldwide network of offices employing over 200 investment professionals in Geneva, London, Zurich, Luxembourg, Hong Kong, Tokyo, Montreal and Nassau. PIML has access to all of Pictet's investment infrastructure. As of September 30, 1995, total assets under management by Pictet and its affiliates, including PIML, on behalf of all clients, amounted to approximately $4 billion.


  Warburg, Pincus Counsellors, Inc. The Fund also employs Counsellors as a Subadviser to the Fund. Counsellors is a professional investment counselling firm which provides investment services to endowment funds, foundations and other institutions and individuals. As of June 30, 1995, Counsellors managed approximately $10.8 billion of assets including approximately $4.9 billion of assets of nineteen mutual funds. Incorporated in 1970, Counsellors is a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ("Counsellors G.P."), a New York general partnership. E.M. Warburg, Pincus & Co., Inc. ("EMW") controls Counsellors through its ownership of a class of voting preferred stock of Counsellors. Counsellors G.P. has no business other than being a holding company of Counsellors and its subsidiaries. Counsellors' address is 466 Lexington Avenue, New York, New York 10017-3147.

BROKERAGE ALLOCATIONS

  IN GENERAL. The Total Return Fund, during the fiscal years ended December 31, 1994, December 31, 1993, and December 31, 1992, paid brokerage commissions of $258,714, $177,675, and $134,702, respectively, and the Capital Appreciation Fund, during the fiscal year ended December 31, 1994, December 31, 1993 and the period ended December 31, 1992, paid brokerage commissions of $52,032, $42,439 and $27,862, all to firms rendering statistical services. The Money Market Fund and Government Bond Fund paid no brokerage commissions during the periods covered by the financial statements.

  The Adviser (or a Sub-Adviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the OTC markets, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price which makes up the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g. securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

  The primary consideration in portfolio security transactions is "best execution," i.e., execution at the most favorable prices and in the most effective manner possible. The Adviser always attempts to achieve best execution, and it has complete freedom as to the markets in and the broker-dealers through which it seeks this result. Subject to the requirement of seeking best execution, securities may be bought from or sold to broker-dealers who have furnished statistical, research, and other information or services to the Adviser or a Subadviser. In placing orders with such broker-dealers, the Adviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the Adviser or a Subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the Adviser's or a Subadviser's normal research activities or expenses.

  Trust portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of Policies. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

  There may be occasions when portfolio transactions for the Trust are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts served by affiliated companies of the Adviser or a Subadviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Trust, they are effected only when the Adviser or a Subadviser believes that to do so is in the interest of the Trust. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

  SPECIAL BROKERAGE ALLOCATION CONSIDERATIONS RELATING TO THE SMALL COMPANY FUND. In purchasing and selling the Small Company Fund's portfolio investments, it is the policy of each of the Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers, each Subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services, rendered on a continuing basis; and the reasonableness of any commissions.

  Each Subadviser may cause the Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in Section 28(e) of the Securities Exchange Act of 1934 which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Any such research and other information provided by brokers to a Subadviser is considered to be in addition to and not in lieu of services required to be performed by the Subadviser under its subadvisory agreement with the Adviser. The fees to each of the Subadvisers pursuant to its subadvisory agreement with the Adviser is not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to a Subadviser in serving its other clients or clients of the Subadviser's affiliates.

  Neuberger & Berman will act as the principal broker in the purchase and sale of portfolio securities for the portion of the Fund advised by Neuberger & Berman and in connection with the writing of covered call options on their securities. Transactions in portfolio securities for which Neuberger & Berman serves as broker will be affected in accordance with Rule 17e-1 under the 1940 Act.

  The Fund will continue to use Neuberger & Berman as its principal broker for the portion of the Fund advised by Neuberger & Berman where, in the judgment of Neuberger & Berman, the firm is able to obtain a price and execution at least as favorable as that provided by other qualified brokers. To the Fund's knowledge, however, no affiliate of Neuberger & Berman receives give-ups or reciprocal business in connection with their securities transactions.

  Under the 1940 Act, commissions paid by the Fund to Neuberger & Berman in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Fund's policy that the commissions to be paid to Neuberger & Berman must, in its judgment, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the independent trustees not to be comparable to the Fund. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase or sale of securities for the Fund's account, unless an appropriate exemption is available.

  The Trustees periodically review each Subadviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

  An insurance company purchases shares of the Funds at their net asset value using purchase payments received on Policies issued by Accounts. These Accounts are funded by shares of the Trust.

  All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

  The net asset value per share of the Funds is determined once daily, as of the close of the New York Stock Exchange (currently

4 P.M. eastern time) on each business day the New York Stock Exchange is open and on such days as the Board determines and on any other day during which there is a sufficient degree of trading in each Fund's portfolio securities that the net asset value of the Fund is materially affected by changes in the value of portfolio securities. The Fund will not compute net asset value on customary national business holidays, including the following: Christmas, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.


  The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the net asset value at the close of the Exchange. For orders placed after the close of the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon net asset value at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The net asset value of a share of each Fund on which offering and redemption prices are based is the net asset value of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The net asset value of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of investment securities). Securities of the Fund listed on national exchanges are valued at the last sales price on the principal exchange, or if there is no sale on that day, or if the securities are traded only in the over-the-counter market, at the quoted bid prices. Securities and other assets, for which such market prices are unavailable, are valued at fair value as determined by the Trustees. For the Total Return Fund, Capital Appreciation Fund, Government Bond Fund and Small Company Fund, short-term notes and bank certificates of deposit are valued at amortized cost, which approximates market. For the Money Market Fund, securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.


  The net income of the Money Market Fund is determined once daily, as of the close of the New York Stock Exchange (currently 4:00 P.M., New York time) on each business day on which such Exchange is open. All the net income of the Fund, so determined, is declared in shares as a dividend to shareholders of record at the time of such determination. (Shares purchased become entitled to dividends declared as of the first day following the date of investment.) Dividends are distributed in the form of additional shares of the Fund on the last business day of each month at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

  For this purpose, the net income of the Money Market Fund (from the time of the immediately preceding determination thereof) shall consist of: (a) all interest income accrued on the portfolio assets of the Fund, (b) less all actual and accrued expenses and (c) plus or minus net realized gains and losses on the assets of the Fund determined in accordance with generally accepted accounting principles. Interest income shall include discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at market or amortized cost which approximates market, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the Investment Company Act of 1940.

  Because the net income of the Money Market Fund is declared as a dividend each time the net income is determined, the net asset value per share (i.e., the value of the net assets of the Fund divided by the number of shares outstanding) remains at one dollar per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in its account.

  Pursuant to its objective of maintaining a fixed one dollar share price, the Fund will not purchase securities with a remaining maturity of more than 397 days and will maintain a dollar weighted average portfolio maturity of 90 days or less.

  An insurance company separate account redeems shares to make benefit or surrender payments under the terms of its Policies. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent, NIS.

  The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances:
(a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

ADDITIONAL INFORMATION

  DESCRIPTION OF SHARES - The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of series of shares. In that case, the shares of each series would participate equally in the earnings, dividends, and assets of the particular series, but shares of all series would vote together in the election of Trustees. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the election of Trustees. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

  VOTING RIGHTS - Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

o   designate series of the Trust; or

o   change the name of the Trust; or

o supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.

  Shares have no pre-emptive or conversion rights. Shares are fully paid and nonassessable, except as set forth below. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. When a majority is required, it means the lesser of 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.

  SHAREHOLDER INQUIRIES - All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

TAX STATUS

  Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance are the sole shareholders of record of the Trust. Each Fund of the Trust is treated as a separate entity for purpose of the regulated investment company provisions of the

Internal Revenue Code, and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

  Each Fund of the Trust intends to qualify as a "regulated investment company" under Subchapter M of the Code. If it qualifies as a regulated investment company, a Fund will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, a Fund must, among other things: (i) distribute to its shareholders at least 90% of its taxable net investment income (for this purpose consisting of taxable net investment income and net realized short-term capital gains); (ii) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures, and forward contracts) derived with respect to its business of investing in securities; (iii) derive less than 30% of its annual gross income from the sale or other disposition of securities, options, futures or forward contracts held for less than three months; and (iv) diversify its holdings so that, at the end of each fiscal quarter of the Fund
(a) at least 50% of the market value of the Fund assets is represented by cash, U.S. government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Fund's assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, a Fund may be restricted in the selling of securities held by the Fund for less than three months and in the utilization of certain of the investment techniques described above and in the respective Fund's Prospectus. As a regulated investment company, a Fund will be subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gain required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, together with any undistributed, untaxed amounts of ordinary income and capital gains from the previous calendar year. The Funds expect to pay the dividends and make the distributions necessary to avoid the application of this excise tax.

  In addition, each Fund intends to comply with the diversification requirements of Section 817(h) of the Code related to the tax-deferred status of insurance company separate accounts. To comply with regulations under Section 817(h) of the code, each Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the United States Treasury and each U.S. government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a Policy owner's control of the investments of a separate account may cause the Policy owner, rather than the participating insurance company, to be treated as the owner of the assets held by the separate account. If the Policy owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the Policy owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Funds will be able to operate as currently described, or that the Trust will not have to change the investment goal or investment policies of a Fund. The board reserves the right to modify the investment policies of a Fund as necessary to prevent any such prospective rules and regulations from causing a Policy owner to be considered the owner of the shares of the Fund underlying the separate account.

TAX CONSEQUENCES FOR THE SMALL COMPANY FUND

  FOREIGN TRANSACTIONS. Dividends and interest received by the Small Company Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. Policy holders will bear the cost of foreign tax withholding in the form of increased expenses to the Fund but generally will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund by reason of the tax-deferred status of the policies.

  The Fund's transactions, if any, in foreign currencies, forward contracts, options and futures contracts (including options and forward contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses recognized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses and cause the fund to be subject to hyperinflationary currency rules. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of its positions (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes.
The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment so that (i) neither the Fund nor its shareholders will be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received, (ii) the Fund will be able to use substantially all of its losses for the fiscal years in which the losses actually occur, and
(iii) the Fund will continue to qualify as a regulated investment company.

  As described in the Prospectus, because shares of the Fund may only be purchased through Policies, it is anticipated that dividends and distributions will be exempt from current taxation if left to accumulate within the Policies.

  INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES. If the Fund purchases shares in certain foreign entities classified under the Code as "passive foreign investment companies" ("PFICs"), the Fund may be subject to federal income tax on a portion of an "excess distribution" or gain from the disposition of the shares, even though the income may have to be distributed by the Fund to its shareholders, the Policies. In addition, gain on the disposition of shares in a PFIC generally is treated as ordinary income even though the shares are capital assets in the hands of the Fund. Certain interest charges may be imposed on the Fund with respect to any taxes arising from excess distributions or gains on the disposition of shares in a PFIC.

  The Fund may be eligible to elect to include in its gross income its share of earnings of a PFIC on a current basis. Generally, the election would eliminate the interest charge and the ordinary income treatment on the disposition of stock, but such an election may have the effect of accelerating the recognition of income and gains by the Fund compared to a fund that did not make the election. In addition, information required to make such an election may not be available to the Fund.

  On April 1, 1992 proposed regulations of the Internal Revenue Service (the "IRS") were published providing a mark-to-market election for shares in certain PFICs held by regulated investment companies. If the Fund is able to make the foregoing election in the first year in which it is permitted to do so, it may be able to avoid the interest charge (but not the ordinary income treatment) on disposition of the PFIC stock by each year marking-to-market the stock (that is, by treating it as if it were sold for fair market value on the last day of the year). Such an election could also result in acceleration of income to the Fund.

  DERIVATIVE INSTRUMENTS. The use of derivatives strategies, such as purchasing and selling (writing) options and futures and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Small Company Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward currency contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income. However, income from the disposition of options and futures (other than those on foreign currencies) will be subject to a 30% limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures, and forward contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) also will be subject to a 30% limitation if they are held for less than three months.

  If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) for the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the 30% limitation on the gross income that can be derived from the sale or other disposition of securities or derivative instruments that were held for less than three months. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging strategies, the hedging transactions will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of the Fund's hedging transactions. To the extent this treatment is not available or is not elected by the Fund, it may be forced to defer the closing out of certain options, futures, or forward currency contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

TAX CONSEQUENCES TO SHAREHOLDERS

  Since shareholders of the Funds will be the Accounts, no discussion is included herein as to the Federal income tax consequences at the level of the holders of the Policies. For information concerning the Federal income tax consequences to such holders, see the Prospectuses for such Policies.

                                   APPENDIX A

                                  BOND RATINGS

                         STANDARD & POOR'S DEBT RATINGS
                         ------------------------------

  A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

  The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

  The ratings are based, in varying degrees, on the following considerations:

 1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

 2. Nature of and provisions of the obligation.

 3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

  AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

  A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

  Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. while such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

  B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

  CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

  CC - Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

  C - Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

  CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

  D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS
                         ------------------------------

  Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

  A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                              Fitch's Bond Ratings
                              --------------------

  Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

   AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    AA Bonds considered to be investment grade and of very high credit quality.
       The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated 'F-1+'.

     A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

   BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ('BB' to 'C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ('DDD' to 'D') is an assessment of the ultimate recovery value through reorganization or liquidation.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk. Moreover, the character of the risk factor varies from industry to industry and between corporate, health care and municipal obligations.

   BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

   B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

   CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

   CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

   C    Bonds are in imminent default in payment of interest or principal.

   DDD, Bonds are in default on interest and/or principal payments.  Such bonds
   DD   are extremely speculative and should be valued on the basis of their and  ultimate recovery value in liquidation or reorganization of the obligor.
   D 'DDD' represents the highest potential for recovery of these bonds, and 'D' represents the lowest potential for recovery.

                     DUFF & PHELPS' LONG-TERM DEBT RATINGS
                     -------------------------------------

  These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

  Each rating also takes into account the legal form of the security, (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

  The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of 'BBB-' and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.

Rating
-------
Scale           Definition
-----           ----------
_______________________________________________________________________________________________________________________________
AAA             Highest credit quality.  The risk factors are negligible, being only slightly more than for risk-free U.S.
                Treasury Debt.
_______________________________________________________________________________________________________________________________

AA+             High credit quality.  Protection factors are
AA              strong.  Risk is modest, but may vary slightly
AA-             from time to time because of economic conditions.
_______________________________________________________________________________________________________________________________

A+              Protection factors are average but adequate.
A               However, risk factors are more variable and
A-              greater in periods of economic stress.
_______________________________________________________________________________________________________________________________

BBB+            Below average protection factors but still
BBB             considered sufficient for prudent investment.
BBB-            Considerable variability in risk during economic cycles.
_______________________________________________________________________________________________________________________________

BB+             Below investment grade but deemed likely to meet
BB              obligations when due.  Present or prospective
BB-             financial protection factors fluctuate according to industry conditions or company fortunes.  Overall quality may move up or down frequently within this category.
_______________________________________________________________________________________________________________________________

B+              Below investment grade and possessing risk that
B               obligations will not be met when due.  Financial
B-              protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes.  Potential exists for frequent

                        Changes in the rating within this category or into a higher or lower rating grade.
__________________________________________________________________________________________________________________

CCC                     Well below investment grade securities.  Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends.  Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.
__________________________________________________________________________________________________________________

DD                      Defaulted debt obligations.  Issuer failed to meet scheduled principal and/or interest payments.  Preferred stock with dividend arrearages.
__________________________________________________________________________________________________________________

                               SHORT-TERM RATINGS
                               ------------------

                   Standard & Poor's Commercial Paper Ratings
                   ------------------------------------------

  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Factors such as liquidity of the issuer, long-term debt ratings, reliability and quality of management, and earning and cost flows are considered by Standard & Poor's when assigning these ratings.

  Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

    A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

    A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

    C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

     D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

                        MOODY'S COMMERCIAL PAPER RATINGS
                        --------------------------------

  The term "commercial paper" as used by moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the 1933 Act.

  Moody's commercial paper ratings are opinions on the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's does not represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

  Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

  Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Issuers rated Prime-3 (or relates supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

  Issuers rated Not Prime do not fall within any of the prime rating categories.

                           FITCH'S SHORT-TERM RATINGS
                           --------------------------

  Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

  The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     F-1+ (Exceptionally strong credit quality) issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 (Very strong credit quality) issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'f-1+'.

     F-2 (Good credit quality) issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

     F-3 (Fair credit quality) issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

     F-S (Weak credit quality) issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     D (Default) issues assigned this rating are in actual or imminent payment default.

     LOC The symbol loc indicates that the rating is based on a letter of credit issued by a commercial bank.

                     DUFF & PHELPS SHORT-TERM DEBT RATINGS
                     -------------------------------------

  Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

  Emphasis is placed on liquidity which as defined is not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

   Rating Scale         Definition

   Duff 1+              Highest certainty of timely payment.  short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

   Duff 1               Very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors.  Risk factors are minor.

   Duff 1-              High certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.

                        Good Grade

   Duff 2               Good certainty of timely payment.  Liquidity factors and company fundamentals are sound.  Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.  Risk factors are small.

                        Satisfactory Grade

   Duff 3               Satisfactory liquidity and other protection factors qualify issue as to investment grade.  Risk factors are larger and subject to more variation.  Nevertheless, timely payment is expected.

                        Non-investment Grade

   Duff 4               Speculative investment characteristics.  Liquidity is not sufficient to insure against disruption in debt service.  Operating

                        Factors and market access may be subject to a high degree of variation.

                        Default

    Duff 5              Issuer failed to meet scheduled principal and/or interest payments.


                          Thomson's Short-Term Ratings
                          ----------------------------

  The Thomson Short-Term Ratings apply, unless otherwise noted, to unsubordinated instruments of the rated entities with a maturity of one year or less, including deposits, bank notes, bankers' acceptances, federal funds, letters of credit, commercial paper and other obligations comparable in priority and security to those specifically listed herein. These ratings do not consider any collateral or security as the basis for the rating, although some of the securities may in fact have collateral. Further, these ratings do not incorporate consideration of the possible sovereign risk associated with a foreign deposit (defined as a deposit taken in a branch outside the country in which the rated entity is headquartered) of the rated entity. Thomson short-term ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

   TBW-1 the highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

   TBW-2 the second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

   TBW-3 the lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

   TBW-4 the lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                            IBCA Short-Term Ratings
                            -----------------------

  IBCA short-term ratings assess the borrowing characteristics of banks and corporations, and the capacity for timely repayment of debt obligations. The short-term ratings relate to debt which has a maturity of less than one year.

  IBCA issues ratings and reports on the largest U.S. and international bank holding companies, as well as major investment banks. IBCA's short-term rating system utilizes a dual system--Individual Ratings and Legal Ratings. The Individual Rating addresses 1) the current strength of consolidated banking companies and their principal bank subsidiaries. A consolidated bank holding company/bank with an "A" rating has a strong balance sheet, and a favorable credit profile without significant problems. A "B" rating indicates sound credit profile without significant problems. Performance is generally in line with or better than that of its peers. The legal rating addresses the question of whether an institution would receive support if it ran into difficulties. Issues rated "A-1" are obligations supported by a very strong capacity for timely repayment. Issues rated "A-2" have a very strong capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

   A1+ Obligations supported by the highest capacity for timely repayment and possess a particularly strong credit feature.

   A1   Obligations supported by the highest capacity for timely repayment.

   A2   Obligations supported by a good capacity for timely repayment.

   A3   Obligations supported by a satisfactory capacity for timely repayment.

   B Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

   C Obligations for which there is a high risk of default or which are currently in default.

   D    Obligations which are currently in default.

                      [KPMG PEAT MARWICK LLP LETTERHEAD]


                         Independent Auditors' Report
                         ----------------------------


The Shareholders and Board of Trustees
Nationwide Separate Account Trust:


 We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide Separate Account Trust (comprised of Capital Appreciation Fund, Total Return Fund, Government Bond Fund, and Money Market Fund), as of December 31, 1994, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of Nationwide Separate Account Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994 by correspondence with the custodian and brokers, and where replies were not received, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Nationwide Separate Account Trust at December 31, 1994, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

 Columbus, Ohio                                         KPMG Peat Marwick LLP
 February 17, 1995

CAPITAL APPRECIATION FUND   STATEMENT OF INVESTMENTS - DECEMBER 31, 1994


----------------------------------------------------------------------------------------------
SHARES                  SECURITY                                                VALUE (NOTE 1)
----------------------------------------------------------------------------------------------
        COMMON STOCKS (86.1%)
        AUTO & AUTO PARTS (5.3%)
33,800     Chrysler Corporation............................................. $       1,656,200
55,400     Ford Motor Company...............................................         1,551,200
                                                                                   -----------
                                                                                     3,207,400
                                                                                   -----------
        BROADCASTING (4.6%)
35,495     CBS Inc..........................................................         1,965,536
 4,000     Capital Cities/ABC, Inc..........................................           341,000
21,500     Tele-Communications Inc., Class A*...............................           467,625
                                                                                   -----------
                                                                                     2,774,161
                                                                                   -----------
        BUILDING (5.7%)
37,900     Masco Corporation................................................           857,487
18,400     National Gypsum Company*.........................................           749,800
27,500     USG Corporation*.................................................           536,250
25,100     Vulcan Materials Co..............................................         1,270,688
                                                                                   -----------
                                                                                     3,414,225
                                                                                   -----------
        CHEMICALS (12.1%)
26,300     Georgia Gulf Corporation*........................................         1,022,412
33,000     IMC Global, Inc.*................................................         1,427,250
57,800     Morton International Inc.........................................         1,647,300
39,700     OM Group, Inc....................................................           952,800
63,310     Raychem Corporation..............................................         2,255,419
                                                                                   -----------
                                                                                     7,305,181
                                                                                   -----------
        DRUGS & HEALTHCARE (6.4%)
17,600     Schering-Plough Corp............................................          1,302,400
33,700     Warner-Lambert Co...............................................          2,594,900
                                                                                   -----------
                                                                                     3,897,300
                                                                                   -----------
        ELECTRONICS (0.2%)
 1,600     AMP Inc.........................................................            116,400
                                                                                   -----------

        FINANCIAL SERVICES (9.2%)
15,000     Barnett Banks, Inc..............................................            575,625
13,000     Chubb Corporation...............................................          1,005,875
14,900     CoreStates Financial Corp.......................................            387,400
30,000     FirstFed Michigan Corp..........................................            615,000
20,100     Fund American Enterprises*......................................          1,452,225
73,000     Horace Mann Educators Corp......................................          1,551,250
                                                                                   -----------
                                                                                     5,587,375
                                                                                   -----------
        FOOD & BEVERAGES (11.8%)
14,500     Anheuser-Busch Companies, Inc...................................            737,687
51,500     PepsiCo, Inc....................................................          1,866,875
 4,800     Philip Morris Companies, Inc....................................            276,000
44,600     Quaker Oats Company.............................................          1,371,450
74,633     Ralcorp Holdings Inc.*..........................................          1,660,584
27,500     Ralston Purina Group............................................          1,227,188
                                                                                   -----------
                                                                                     7,139,784
                                                                                   -----------

        FOREST PRODUCTS (0.3%)
 1,100     Georgia-Pacific Corp.............................................            78,650
 2,700     Temple-Inland Inc................................................           121,838
                                                                                   -----------
                                                                                       200,488
                                                                                   -----------
        HOUSEHOLD PRODUCTS (5.8%)
19,300     Avon Products, Inc...............................................         1,153,175
43,400     Dial Corp. (The).................................................           922,250
 3,500     Gillette Company.................................................           261,625
12,300     Helene Curtis Industries, Inc....................................           410,512
17,600     Maybelline, Inc..................................................           316,800
 6,600     Procter & Gamble Co..............................................           409,200
                                                                                   -----------
                                                                                     3,473,562
                                                                                   -----------
        LEISURE PRODUCTS (3.3%)
107,200    Brunswick Corp...................................................         2,023,400
                                                                                   -----------

        LODGING (1.5%)
91,900     Host Marriott Corp.*............................................            884,537
                                                                                   -----------

        MACHINERY & CAPITAL GOODS (3.2%)
 4,400     Cummins Engine, Inc..............................................           199,100
33,800     Johnstown America Industries, Inc.*..............................           553,475
12,200     PACCAR, Inc......................................................           539,850
20,200     Trinity Industries, Inc..........................................           636,300
                                                                                   -----------
                                                                                     1,928,725
                                                                                   -----------
        NONFERROUS METALS (0.4%)
 8,950     Alumax Inc.*.....................................................           253,956
                                                                                   -----------

        OIL & GAS (6.3%)
31,200     Texaco Inc........................................................        1,868,100
71,800     Unocal Corporation................................................        1,956,550
                                                                                   -----------
                                                                                     3,824,650
                                                                                   -----------
        PRINTING & PUBLISHING (6.2%)
51,200     American Greetings Corp., Class A.................................. $     1,382,400
12,800     Dun & Bradstreet Corp..............................................         704,000
 3,500     Gannett Company, Inc...............................................         186,375
35,500     Gibson Greetings, Inc..............................................         523,625
 4,900     Knight-Ridder, Inc.................................................         247,450
 2,800     Washington Post Company (The), Class B.............................         679,000
                                                                                   -----------
                                                                                     3,722,850
                                                                                   -----------
        TELECOMMUNICATIONS (0.5%)
10,000     Airtouch Communications............................................         291,250
                                                                                   -----------

        TOYS (3.3%)
79,431     Mattel, Inc........................................................       1,995,705
                                                                                   -----------

                        Total common stocks
                        (cost $49,973,710)....................................      52,040,949
                                                                                   -----------

---------
PRINCIPAL
---------

        CONVERTIBLE BOND (1.9%)
$  1,494,000    Consorcio G. Grupo Dina, 8.00%, 2004..........................       1,165,320
                Total convertible bonds                                            -----------
                (cost $1,375,826)



        COMMERCIAL PAPER (9.2%)
        Associates Corp. of North America
   2,000,000       6.00%, due 01/23/95........................................       1,992,333
        Avco Financial Services, Inc.
   1,010,000       6.11%, due 02/13/95........................................       1,002,457
        General Electric Capital Corp.
     168,000       5.18%, due 01/19/95........................................         167,540
     140,000       5.29%, due 01/26/95........................................         139,465
     112,000       6.00%, due 02/06/95........................................         111,309
     286,000       5.12%, due 02/13/95........................................         284,210
        Goldman Sachs Group
     853,000       5.30%, due 01/17/95........................................         850,865
     212,000       5.50%, due 01/17/95........................................         211,449
     100,000       6.07%, due 02/01/95........................................          99,461
        Merrill Lynch & Co., Inc.
     405,000       5.50%, due 01/09/95........................................         404,443
     280,000       5.82%, due 02/27/95........................................         277,374
                                                                                   -----------

                         Total commercial paper
                         (cost $5,540,906)....................................       5,540,906
                                                                                   -----------

                   U.S. GOVERNMENT OBLIGATIONS (5.8%)
                   U.S. Treasury Bills
                   5.53% through 5.49%, due 03/16/95
   3,565,000            (cost $3,524,038).....................................       3,524,038
                                                                                   -----------

                        Total investments
                        (cost $60,414,480)....................................    $ 62,271,213
                                                                                   ===========

* Denotes a non-income producing security.

 Cost also represents cost for federal income tax purposes.
 Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

TOTAL RETURN FUND     STATEMENT OF INVESTMENTS - DECEMBER 31, 1994

----------------------------------------------------------------------
SHARES          SECURITY                                VALUE (NOTE 1)
----------------------------------------------------------------------
        COMMON STOCKS (85.3%)
        AEROSPACE (1.2%)
140,000         The Boeing Company......................  $  6,545,000
                                                          ------------

        AUTOMOBILE (1.8%)
230,000         General Motors Corp.....................     9,717,500
                                                          ------------

        CHEMICALS (5.3%)
100,000         Dow Chemical Company....................     6,725,000
150,000         Dupont (E.I.) DeNemours & Co............     8,437,500
100,000         Eastman Chemical Co.....................     5,050,000
268,400         Lawter International, Inc...............     3,254,350
150,000         Lubrizol Corp...........................     5,081,250
                                                          ------------
                                                            28,548,100
                                                          ------------

        COMPUTER EQUIPMENT (1.4%)
 75,000         Hewlett-Packard Co......................     7,490,625
                                                          ------------

        COMPUTER SERVICES (2.1%)
160,000         Automatic Data Processing, Inc..........     9,360,000
 70,000         National Data Corp......................     1,802,500
 43,100         SCS/COMPUTE Inc.*.......................        96,975
                                                          ------------
                                                            11,259,475
                                                          ------------
        CONGLOMERATE (9.5%)
200,000         EG&G, Inc...............................     2,825,000
311,000         Eastman Kodak Co........................    14,850,250
900,000         Hanson Plc..............................    16,200,000
305,300         Honeywell Inc...........................     9,616,950
200,000         Rockwell International Corp.............     7,150,000
                                                          ------------
                                                            50,642,200
                                                          ------------
        CONSUMER DURABLES (0.1%)
 78,500         Smith-Corona Corp.......................       196,250
                                                          ------------

        DRUGS & HEALTHCARE (1.5%)
 90,000         Bristol-Meyers Squibb Co................     5,208,750
 40,000         Schering-Plough Corp....................     2,960,000
                                                          ------------
                                                             8,168,750
                                                          ------------
        ELECTRONICS (3.6%)
 63,650         AMP, Inc................................     4,630,537
120,000         Intel Corporation.......................     7,665,000
128,937         Molex Inc., Class A.....................     3,997,047
142,300         Richardson Electronic Ltd...............     1,102,825
118,000         Woodhead Industries, Inc................     1,888,000
                                                          ------------
                                                            19,283,409
                                                          ------------
        ENERGY (4.2%)
268,900         Mobil Corporation........................   22,654,825
                                                          ------------

        ENGINEERING & CONSTRUCTION (0.4%)
50,000          Fluor Corporation.......................     2,156,250
                                                          ------------

        FINANCIAL SERVICES (12.7%)
130,000         Bankers Trust NY Corp...................     7,198,750
551,250         Bear Stearns Company, Inc...............     8,475,469
310,000         Firstar Corp............................     8,331,250
350,000         Merrill Lynch & Co., Inc................    12,512,500
140,000         Morgan, J.P. & Co., Inc.................     7,840,000
 50,000         Morgan Stanley Group Inc................     2,950,000
200,000         NBD Bancorp, Inc........................     5,475,000
490,000         National City Corp......................    12,678,750
 88,000         Price, T Rowe & Assoc., Inc.............     2,640,000
                                                          ------------
                                                            68,101,719
                                                          ------------
        FOOD & BEVERAGES (4.4%)
2,000,000       Grand Metropolitan Plc..................    12,735,000
  151,700       Grand Metropolitan ADR..................     3,792,500
  189,000       Heinz (H.J.) Co.........................     6,945,750
                                                          ------------
                                                            23,473,250
                                                          ------------
        MACHINERY & CAPITAL GOODS (2.4%)
 80,000         Cooper Industries, Inc..................     2,730,000
117,600         Duriron Company, Inc....................     2,058,000
 60,000         Emerson Electric Co.....................     3,750,000
 40,000         Ingersoll-Rand Company..................     1,260,000
 50,000         Nordson Corporation.....................     3,000,000
                                                          ------------
                                                            12,798,000
                                                          ------------
        OIL & GAS (10.5%)
180,000         Amoco Corporation.......................    10,642,500
130,000         Exxon Corporation.......................     7,897,500
110,000         Royal Dutch Petroleum Co................    11,825,000
331,300         Sonat, Inc..............................     9,276,400
105,000         Texaco, Inc.............................     6,286,875
400,000         The Williams Companies, Inc.............    10,050,000
                                                          ------------
                                                            55,978,275
                                                          ------------
        PAPER (0.7%)
 40,000         Georgia-Pacific Corp....................     2,860,000
 62,400         Glatfelter (P.H.) Company...............       967,200
                                                          ------------
                                                             3,827,200
                                                          ------------
        POLLUTION CONTROL (1.0%)
200,000         WMX Technologies, Inc................... $   5,250,000
                                                          ------------

        PRINTING & PUBLISHING (5.5%)
275,000         Dun & Bradstreet Corp...................    15,125,000
217,600         Reader's Digest Assoc., Inc., Class B...     9,737,600
160,000         Wallace Computer Services, Inc..........     4,640,000
                                                          ------------
                                                            29,502,600
                                                          ------------
        RESTAURANTS (0.2%)
185,000         Pancho's Mexican Buffet, Inc............     1,271,875
                                                          ------------

        RETAIL (0.9%)
 59,300         Consolidated Stores Corp.*..............     1,104,462
149,000         Supervalu Inc...........................     3,650,500
                                                          ------------
                                                             4,754,962
                                                          ------------
        TELECOMMUNICATIONS (11.4%)
464,300         AT&T Co.................................    23,331,075
600,000         Hong Kong Telecommunications Ltd. ADR...    11,475,000
200,000         MCI Communications Corp.................     3,675,000
801,800         Sprint Corporation......................    22,149,725
                                                          ------------
                                                            60,630,800
                                                          ------------
        TRANSPORTATION (1.6%)
193,000         Union Pacific Corp......................     8,805,625
                                                          ------------

        OTHER (2.9%)
618,580         Archer-Daniels-Midland Co...............    12,758,213
150,500         Property Trust of America...............     2,709,000
                                                          ------------
                                                            15,467,213
                                                          ------------

                Total common stocks (cost $398,418,816).   456,523,903
                                                          ------------

---------
PRINCIPAL
---------
        REPURCHASE AGREEMENT (0.5%)
        Merrill Lynch & Co.,Inc.,
                5.32%, due 01/03/95, Collateralized by
                $2,320,958 FHLMC 6.074%, due 7/1/21
                $210,158 FNMA 8.50%, due 1/1/23
                Market value - $2,531,116
$ 2,481,000     (cost $2,481,000).......................     2,481,000
                                                          ------------

        U.S. TREASURY BILLS (17.6%)
                3.62% through 6.36%,
                due 1/12/95 through 8/24/95
95,268,000      (cost $94,251,420)......................    94,251,420
                                                          ------------

                Total investments (cost $495,151,236)...  $553,256,323
                                                          ============

* Denotes a non-income producing security.

  Cost also represents cost for federal income tax purposes.
  Portfolio holding percentages represent market value as a percentage of net assets.

  See accompanying notes to financial statements.

GOVERNMENT BOND FUND    STATEMENT OF INVESTMENTS - DECEMBER 31, 1994

----------------------------------------------------------------------------------------
PRINCIPAL                             SECURITY                            VALUE (NOTE 1)
----------------------------------------------------------------------------------------
                    MORTGAGE BACKED SECURITIES (32.6%)
                    Federal Home Loan Mortgage Corp., REMIC,
$13,000,000               Series 1344-D, 6.00%, due 8/15/07 ...........     $ 10,738,377
 20,000,000               Series 1415-N, 6.75%, due 11/15/07 ..........       17,703,980
  9,454,271               Series 31-E, 7.55%, due 5/15/20 .............        8,670,340
 10,000,000               Series 94-E, 8.95%, due 11/15/20 ............       10,116,890
 17,739,932               Series 1143-Z, 7.50%, due 10/15/21 ..........       15,196,158
  4,000,000               Series 190-D, 9.20%, due 10/15/21 ...........        4,091,476
  4,781,603               Series 193-D, 9.00%, due 11/15/21 ...........        4,824,486

                    Federal National Mortgage Association
                    Debentures, REMIC,
  6,500,000               Series 68-E, 8.35%, due 10/25/03 ............        6,496,874
  5,000,000               Series 34-E, 9.85%, due 8/25/14 .............        5,200,545
  3,161,730               Series 88-25-B, 9.25%, due 10/25/18 .........        3,172,826
 14,000,000               Series 16-D, 9.00%, due 3/25/20 .............       14,263,886
  7,485,192               Series 67-Z, 9.00%, due 6/25/20 .............        7,476,959
  5,000,000               Series 73-A, 8.00%, due 7/25/21 .............        4,850,895
 17,000,000               Series 203-PJ, 6.50%, due 10/25/23 ..........       14,741,363
                                                                            ------------

                             Total mortgage backed obligations
                             (cost $134,127,014) ......................      127,545,055
                                                                            ------------

                    U.S. GOVERNMENT AND AGENCY
                    LONG-TERM OBLIGATIONS (67.1%)
                    Federal Home Loan Banks Bonds,
 10,000,000               7.75%, due 4/25/96 ..........................        9,988,450
 20,435,000               5.78%, due 2/16/01 ..........................       18,289,243
 12,000,000               6.36%, due 3/21/01 ..........................       11,059,776
 15,800,000               7.44%, due 8/10/01 ..........................       15,280,575
                    Private Export Funding Corporation
 38,000,000               6.86%, due 4/30/04 ..........................       36,112,768
                    Resolution Funding Corporation, STRIPS,
 25,000,000               0.00%, due 4/15/08 ..........................        8,683,725
 58,000,000               0.00%, due 7/15/13 ..........................       13,080,102
                    U.S. Treasury Bonds,
 23,000,000               11.75%, due 2/15/01 .........................       27,348,403
 39,000,000               11.75%, due 2/15/10 .........................       49,127,754
 15,000,000               11.25%, due 2/15/15 .........................       19,809,375
                    U.S. Treasury Notes,
 35,000,000               6.50%, due 5/15/97 ..........................       34,037,500
 20,000,000               6.50%, due 9/30/96 ..........................       19,637,500
                                                                            ------------

                             Total U.S. government and agency long-term
                             obligations (cost $273,978,778) ..........      262,455,171
                                                                            ------------


                    REPURCHASE AGREEMENT (0.5%)
                    Merrill Lynch & Co., Inc.,
                          5.25%, due 1/3/95, Collateralized by
                          $2,155,000 Federal National Mortgage Association
                          5.35%, due 10/10/97
                          market value - $2,059,722
  2,000,000               (cost $2,000,000) ...........................        2,000,000
                                                                            ------------

                             Total investments
                             (cost $410,105,792) ......................     $392,000,226
                                                                            ============

Cost also represents cost for Federal income tax purposes.
Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

MONEY MARKET FUND    STATEMENT OF INVESTMENTS - DECEMBER 31, 1994

---------------------------------------------------------------------------
PRINCIPAL                      SECURITY                      VALUE (NOTE 1)
---------------------------------------------------------------------------
                    CANADIAN GOVERNMENT OBLIGATIONS (4.5%)
                    British Columbia, Prov. of
$ 3,000,000                 5.05%, due 02/02/95...........     $  2,986,112
  2,000,000                 5.05%, due 02/22/95...........        1,985,130
  5,000,000                 6.05%, due 02/22/95...........        4,955,465
                          Canadian Wheat Board
  9,020,000                 5.70%, due 01/25/95...........        8,984,296
  5,000,000                 6.05%, due 02/06/95...........        4,968,910
  4,000,000                 5.03%, due 02/27/95...........        3,967,583
  9,200,000                 5.82%, due 03/20/95...........        9,082,500
                                                               ------------
                    Total Canadian government obligations
                    (cost $36,929,996)....................       36,929,996
                                                               ------------
                    COMMERCIAL PAPER (89.7%)
                    Banks (11.3%)
                    Banc One Corporation
 10,000,000                 5.90%, due 01/03/95...........        9,995,083
  5,000,000                 6.05%, due 01/09/95...........        4,992,437
  6,000,000                 6.00%, due 01/10/95...........        5,990,000
  6,000,000                 6.17%, due 02/06/95...........        5,961,952
  3,000,000                 5.75%, due 02/14/95...........        2,978,437
                    CoreStates Capital Corporation
 15,000,000                 5.98%, due 01/11/95...........       14,972,592
                    Morgan J.P. & Co., Inc.
  7,288,000                 6.05%, due 02/09/95...........        7,239,008
  5,000,000                 6.20%, due 03/01/95...........        4,948,333
                    National City Credit Corporation
  4,000,000                 5.14%, due 02/13/95...........        3,974,871
                    Norwest Financial Corporation
  3,000,000                 5.93%, due 01/19/95...........        2,990,611
    664,000                 5.90%, due 01/20/95...........          661,823
  4,000,000                 6.05%, due 01/26/95...........        3,982,522
  3,000,000                 6.03%, due 01/26/95...........        2,986,935
  9,000,000                 6.14%, due 01/30/95...........        8,953,950
  4,000,000                 5.80%, due 02/07/95...........        3,975,511
  5,000,000                 5.77%, due 02/22/95...........        4,957,526
  4,000,000                 5.62%, due 02/22/95...........        3,966,905
                                                               ------------
                                                                 93,528,496
                                                               ------------
                    Broker Dealers (16.8%)
                    Bear Stearns Companies Inc.
  8,268,000                 5.75%, due 01/24/95...........        8,236,306
  2,000,000                 6.07%, due 01/26/95...........        1,991,232
  7,000,000                 5.81%, due 02/13/95...........        6,950,292
  3,000,000                 5.80%, due 02/15/95...........        2,977,767
                    Dean Witter Discover & Co.
  5,000,000                 5.25%, due 01/03/95...........        4,997,812
  2,635,000                 5.78%, due 01/23/95...........        2,625,269
 10,000,000                 5.75%, due 01/27/95...........        9,956,875
 10,000,000                 5.85%, due 01/31/95...........        9,949,625
  5,000,000                 6.10%, due 02/02/95...........        4,972,042
                    Goldman Sachs Group
  3,000,000                 4.98%, due 01/04/95...........        2,998,340
  6,000,000                 5.00%, due 01/05/95...........        5,995,833
  2,000,000                 5.10%, due 01/18/95...........        1,994,900
 10,000,000                 5.70%, due 01/30/95...........        9,952,500
  8,000,000                 6.07%, due 02/01/95...........        7,956,835
  3,000,000                 5.18%, due 02/10/95...........        2,982,301
                    Merrill Lynch & Company, Inc.
  5,000,000                 5.98%, due 02/01/95...........        4,973,422
  5,000,000                 5.78%, due 02/15/95...........        4,963,071
  9,000,000                 5.82%, due 02/21/95...........        8,924,340
  5,000,000                 5.83%, due 02/23/95...........        4,956,275
  9,000,000                 5.80%, due 02/27/95...........        8,915,900
                    Smith Barney Inc.
  8,000,000                 5.94%, due 01/12/95...........        7,984,160
  5,000,000                 5.75%, due 01/13/95...........        4,989,618
  5,000,000                 5.83%, due 01/13/95...........        4,989,474
  4,000,000                 5.75%, due 01/19/95...........        3,987,860
                                                               ------------
                                                                139,222,049
                                                               ------------
                    Captive Borrowing Conduit (0.9%)
                    Prudential Funding Corporation
  7,505,000                 5.25%, due 01/03/95...........        7,501,717
                                                               ------------
                    Chemicals (0.2%)
                    Ciba-Geigy Corporation
  1,400,000                 6.00%, due 01/10/95...........        1,397,667
                                                               ------------
                    Commercial Finance (3.8%)
                    Ford Motor Credit Co.
$ 4,000,000                 5.68%, due 01/05/95...........      $ 3,996,844
  2,593,000                 5.75%, due 01/09/95...........        2,589,272
  4,000,000                 5.95%, due 01/19/95...........        3,987,439
  4,000,000                 6.06%, due 01/20/95...........        3,986,533
  3,000,000                 5.95%, due 01/26/95...........        2,987,108
  4,000,000                 6.05%, due 01/26/95...........        3,982,522
  9,000,000                 6.05%, due 01/27/95...........        8,959,163
    662,000                 6.05%, due 02/08/95...........          657,662
                                                               ------------
                                                                 31,146,543
                                                               ------------
                    Consumer Finance (14.0%)
                    Associates Corp. of North America
  4,754,000                 5.81%, due 01/13/95...........        4,744,026
  5,000,000                 5.93%, due 01/20/95...........        4,983,528
  5,000,000                 6.02%, due 01/20/95...........        4,983,278
  6,000,000                 5.77%, due 01/23/95...........        5,977,881
  1,022,000                 6.05%, due 01/23/95...........        1,018,050
  4,000,000                 6.12%, due 01/30/95...........        3,979,600
  5,306,000                 6.05%, due 02/03/95...........        5,275,682
                    Becton, Dickinson & Co.
 10,560,000                 5.95%, due 01/06/95...........       10,549,528
                    Beneficial Corporation
  5,588,000                 6.05%, due 01/12/95...........        5,576,731
  6,000,000                 6.08%, due 01/18/95...........        5,981,760
  6,968,000                 6.00%, due 01/23/95...........        6,941,289
  4,985,000                 5.77%, due 01/24/95...........        4,965,824
  3,960,000                 6.05%, due 02/03/95...........        3,937,373
  4,000,000                 6.09%, due 02/17/95...........        3,967,520
                    Commercial Credit Company
  5,740,000                 5.75%, due 01/17/95...........        5,724,414
  4,000,000                 6.03%, due 01/30/95...........        3,979,900
 16,000,000                 5.78%, due 02/07/95...........       15,902,381
  9,000,000                 6.03%, due 02/09/95...........        8,939,700
                    Koch Industries Inc.
  8,470,000                 5.90%, due 01/03/95...........        8,465,836
                                                               ------------
                                                                115,894,301
                                                               ------------
                    Consumer Products (0.3%)
                    Clorox Company (The)
  2,870,000                 6.15%, due 03/27/95...........        2,827,835
                                                               ------------
                    Diversified Finance (5.3%)
                    Deere, (John) Capital Corp.
  4,608,000                 6.05%, due 02/08/95...........        4,577,798
  8,000,000                 5.78%, due 02/09/95...........        7,948,622
                    Transamerica Finance Group, Inc.
  6,000,000                 6.00%, due 01/04/95...........        5,996,000
  1,043,000                 6.00%, due 01/04/95...........        1,042,305
  5,998,000                 5.76%, due 01/24/95...........        5,974,968
 10,000,000                 5.75%, due 01/25/95...........        9,960,069
  2,624,000                 5.77%, due 01/30/95...........        2,611,383
  6,000,000                 6.03%, due 01/31/95...........        5,968,845
                                                               ------------
                                                                 44,079,990
                                                               ------------
                    Drugs & Cosmetics (0.6%)
                    Bausch & Laumb Inc.
  5,000,000                 6.00%, due 01/26/95...........        4,978,333
                                                               ------------
                    Financial (3.1%)
                    General Electric Capital Corporation
  6,000,000                 5.03%, due 01/12/95...........        5,989,940
  4,000,000                 5.05%, due 02/06/95...........        3,979,239
  8,525,000                 5.77%, due 02/15/95...........        8,462,147
  3,000,000                 5.06%, due 03/07/95...........        2,972,169
  4,000,000                 5.55%, due 04/10/95...........        3,938,333
                                                               ------------
                                                                 25,341,828
                                                               ------------
                    Financial Serivces (4.0%)
                    AVCO Financial Serivces Inc.
 16,000,000                 6.00%, due 01/17/95...........       15,954,667
 10,000,000                 6.10%, due 01/31/95...........        9,947,472
  7,000,000                 6.12%, due 02/06/95...........        6,955,970
                                                               ------------
                                                                 32,858,109
                                                               ------------
                    Food & Beverage (1.6%)
                    Sysco Corporation
  8,500,000                 6.10%, due 02/10/95...........        8,440,948
  5,000,000                 6.10%, due 02/17/95...........        4,959,334
                                                               ------------
                                                                 13,400,282
                                                               ------------
                    Insurance (8.0%)
                    Marsh McLennan Company
 15,000,000                 6.10%, due 01/04/95...........       14,989,833
  9,000,000                 6.04%, due 01/20/95...........        8,969,800


MONEY MARKET FUND (CONTINUED)  STATEMENT OF INVESTMENTS - DECEMBER 31, 1994
---------------------------------------------------------------------------
PRINCIPAL                 SECURITY                          VALUE (NOTE 1)
---------------------------------------------------------------------------
                    Metlife Funding Inc.
$ 6,177,000               6.00%, due 01/19/95...........     $  6,157,440
  5,000,000               5.92%, due 01/24/95...........        4,980,267
                    Old Republic Capital Corporation
 15,000,000               6.08%, due 02/07/95...........       14,903,733
  5,000,000               6.08%, due 02/07/95...........        4,967,910
  3,000,000               6.10%, due 02/16/95...........        2,976,108
  8,000,000               6.18%, due 02/16/95...........        7,935,453
                                                             ------------
                                                               65,880,544
                                                             ------------
                    Lease Financing (4.6%)
                    Fleet Funding Inc.
  3,000,000               6.08%, due 01/20/95...........        2,989,867
                    PHH Corporation
  3,700,000               5.90%, due 01/09/95...........        3,694,542
  6,000,000               6.02%, due 01/09/95...........        5,990,970
  3,000,000               5.98%, due 01/10/95...........        2,995,017
  5,000,000               6.00%, due 01/12/95...........        4,990,000
  7,295,000               5.93%, due 01/17/95...........        7,274,571
 10,000,000               6.03%, due 02/06/95...........        9,938,025
                                                             ------------
                                                               37,872,992
                                                             ------------
                    Office Equipment & Supplies (0.4%)
                    Pitney Bowes Credit Corporation
  3,000,000               5.75%, due 01/23/95...........        2,988,979
                                                             ------------
                    Oil & Gas Equipment (0.6%)
                    Chevron Transport Corporation
  5,000,000               5.97%, due 01/05/95...........        4,995,854
                                                             ------------
                    Packaging & Container (3.7%)
                    Bemis Company, Inc.
  9,500,000               5.97%, due 01/10/95...........        9,484,245
  3,565,000               6.05%, due 01/11/95...........        3,558,410
 12,000,000               6.00%, due 01/13/95...........       11,974,000
  5,964,000               6.05%, due 01/20/95...........        5,943,954
                                                             ------------
                                                               30,960,609
                                                             ------------
                    Paper & Forest Products (3.9%)
                    Sonoco Products Company
 15,678,000               5.70%, due 01/18/95...........       15,633,318
  7,000,000               5.72%, due 01/18/95...........        6,979,980
 10,000,000               6.07%, due 01/23/95...........        9,961,219
                                                             ------------
                                                               32,574,517
                                                             ------------
                    Publishing (0.2%)
                    Donnelley (RR) & Sons Company
  1,890,000               6.00%, due 01/19/95...........        1,884,015
                                                             ------------
                    Railroads (1.2%)
                    Norfolk & Southern Railway Co.
$ 5,000,000               5.77%, due 02/16/95...........     $  4,962,334
  5,000,000               5.80%, due 02/21/95...........        4,958,111
                                                             ------------
                                                                9,920,445
                                                             ------------
                    Utilities (5.2%)
                    Florida Power Corporation
 10,000,000               6.00%, due 01/11/95...........        9,981,667
                    National Rural Utilities Coop.
  9,000,000               5.73%, due 01/06/95...........        8,991,405
  6,398,000               5.97%, due 01/11/95...........        6,386,329
  4,000,000               5.97%, due 01/17/95...........        3,988,723
 14,000,000               5.97%, due 01/19/95...........       13,955,888
                                                             ------------
                                                               43,304,012
                                                             ------------
                    Total commercial paper
                    (cost $742,559,117).................      742,559,117
                                                             ------------
                    CORPORATE NOTES (0.2%)
                    Morgan Guarantee Trust Co. NY
                          5.78%*, due 04/18/95
  2,000,000               (cost $1,999,880).............        1,999,880
                                                             ------------
                    U.S. GOVERNMENT & AGENCY OBLIGATIONS (6.2%)
                    Federal National Mortgage Assoc.
 29,000,000               5.75%, due 03/24/95...........       28,615,548
                    U.S. Treasury Bills
  2,000,000               4.11%, due 01/12/95...........        1,997,259
  2,000,000               4.935%, due 02/16/95..........        1,987,113
  5,000,000               4.205%, due 03/09/95..........        4,960,284
  6,000,000               5.16%, due 06/29/95...........        5,845,200
  4,000,000               5.265%, due 07/27/95..........        3,878,320
  4,000,000               5.35%, due 08/24/95...........        3,859,711
                                                             ------------
                    Total U.S. government & agency
                    obligations (cost $51,143,435)......       51,143,435
                                                             ------------
                    Total investments
                    (cost $832,632,428).................     $832,632,428
                                                             ============

Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

*Floating rate.

See accompanying notes to financial statements.


                                     NATIONWIDE SEPARATE ACCOUNT TRUST

                                    Statements of Assets and Liabilities

                                             December 31, 1994


                                                                           Capital Appreciation        Total Return
            Assets                                                               Fund                       Fund
            ------                                                               ----                       ----
Investments in securities, at value
    (cost $60,414,480 and $495,151,236,
    respectively)                                                          $ 62,271,213                553,256,323
Cash                                                                             81,779                      -
Accrued interest and dividends receivable                                       141,998                  1,374,457
Receivable for investment securities sold                                       388,116                      -
                                                                           ------------                -----------

Total assets                                                                 62,883,106                554,630,780
                                                                           ------------                -----------

          Liabilities
          -----------

Payable for investment securities purchased                                   2,059,096                  2,481,000
Net payable for fund shares                                                        -                    12,882,743
Accrued management fees (note 2)                                                 23,068                    229,512
Accrued transfer agent fees (note 2)                                                 13                         20
Distributions payable                                                           347,474                  4,154,850
Other accrued expenses                                                           11,355                     61,707
                                                                           ------------                -----------

Total liabilities                                                             2,441,006                 19,809,832
                                                                           ------------                -----------

NET ASSETS                                                                 $ 60,442,100                534,820,948
                                                                           ============                ===========

Represented by:
    Capital shares, $1 par value outstanding                                  5,532,992                 55,150,123
    Capital paid in excess of par value                                      53,272,810                421,541,157
    Net unrealized appreciation                                               1,856,733                 58,105,087
    Accumulated undistributed net
         realized gain (loss)                                                  (221,653)                    -
    Accumulated undistributed net
         investment income                                                        1,218                     24,581
                                                                           ------------                -----------

NET ASSETS                                                                 $ 60,442,100                534,820,948
                                                                           ============                ===========

Shares outstanding (unlimited number of
    shares authorized)                                                        5,532,992                 55,150,123
                                                                           ============                ===========

Net asset, offering and redemption price per share                               $10.92                       9.70
                                                                                 ======                      =====

See accompanying notes to financial statements.

                                                 NATIONWIDE SEPARATE ACCOUNT TRUST

                                               Statements of Assets and Liabilities

                                                         December 31, 1994
                                                                            Government Bond              Money Market
            Assets                                                               Fund                        Fund
            ------                                                               ----                        ----
Investments in securities, at value
    (cost $410,105,792 and $832,632,428,
    respectively)                                                             $ 392,000,226               832,632,428
Accrued interest receivable                                                       6,575,702                    22,849
Receivable for investment securities sold                                         1,785,000                18,797,000
                                                                              -------------               -----------
Total assets                                                                    400,360,928               851,452,277
                                                                              -------------               -----------

          Liabilities
          -----------

Payable for fund securities purchased                                             2,000,000                18,457,892
Net payable for fund shares                                                             486                   451,867
Accrued management fees (note 2)                                                    169,051                   379,676
Accrued transfer agent fees (note 2)                                                     19                        28
Distributions payable                                                             6,909,810                 3,957,143
Other accrued expenses                                                               28,641                   179,025
                                                                              -------------               -----------
Total liabilities                                                                 9,108,007                23,425,631
                                                                              -------------               -----------
NET ASSETS                                                                     $391,252,921               828,026,646
                                                                               ============               ===========
Represented by:
    Capital shares, $1 par value outstanding                                     38,367,227               828,026,025
    Capital paid in excess of par value                                         380,559,168                     -
    Net unrealized depreciation)                                                (18,105,566)                    -
    Accumulated undistributed net
         realized loss                                                           (9,586,449)                    -
    Accumulated undistributed net
         investment income                                                           18,541                       621
                                                                              -------------               -----------
NET ASSETS                                                                     $391,252,921               828,026,646
                                                                               ============               ===========
Shares outstanding (unlimited number of
    shares authorized)                                                           38,367,227               828,026,025
                                                                               ============               ===========
Net asset, offering and redemption price per share                                   $10.20                      1.00
                                                                                     ======                      ====


See accompanying notes to financial statements.

                                                 NATIONWIDE SEPARATE ACCOUNT TRUST

                                                     Statements of Operations

                                                   Year Ended December 31, 1994
                                                               Capital
                                                             Appreciation                             Total Return
                                                                Fund                                      Fund
                                                                ----                                      ----
INVESTMENT INCOME:
    Income:
         Interest                                              $  288,998                                3,588,589
         Dividends                                                816,738                               13,183,002
                                                               ----------                               ----------
                                                                1,105,736                               16,771,591
                                                               ----------                               ----------
    Expenses (note 2):
         Investment management fees                               237,838                                2,556,764
         Custodian fees                                            12,578                                   13,275
         Professional services                                      3,145                                   34,821
         Trustees fees and expenses                                   133                                    1,291
         Share registration fees                                    7,343                                   30,129
         Other                                                      7,217                                   28,333
                                                               ----------                               ----------
                                                                  268,254                                2,664,613
                                                               ----------                               ----------
                        Net investment income                     837,482                               14,106,978
                                                               ----------                               ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (note 3):
    Realized gain (loss) from security
         transactions (excluding short-term
         securities):
             Proceeds from sales                                4,802,325                               50,889,929
             Cost of securities sold                            4,454,751                               38,021,050
                                                               ----------                               ----------
    Realized loss from sale of short-term
         securities                                                  (637)                                   -
                                                               ----------                               ----------
                        Net realized gain                         346,937                               12,868,879
                                                               ----------                               ----------
    Unrealized appreciation of investments:
             Beginning of period                                3,355,384                               80,459,963
             End of period                                      1,856,733                               58,105,087
                                                               ----------                               ----------
                        Net change in unrealized
                        appreciation                           (1,498,651)                             (22,354,876)
                                                               ----------                               ----------
                        Net realized and unrealized
                        loss on investments                    (1,151,714)                              (9,485,997)
                                                               ----------                               ----------
                        Net increase (decrease) in
                          net assets resulting
                          from operations                      $ (314,232)                               4,620,981
                                                               ==========                               ==========



See accompanying notes to financial statements.

                      NATIONWIDE SEPARATE ACCOUNT TRUST

                           Statements of Operations

                         Year Ended December 31, 1994


                                             Government Bond       Money Market
                                                  Fund                 Fund
                                                  ----                 ----
INVESTMENT INCOME:
    Income:
      Interest                               $ 27,934,126          29,651,433
                                             ------------          ----------

    Expenses (note 2):
         Investment management fees             1,997,185           3,269,449
         Custodian fees                             9,763              33,202
         Professional services                     28,757              39,478
         Trustees fees and expenses                   986               1,579
         Share registration fees                     -                139,207
         Other                                     24,412              19,292
                                             ------------          ----------
                                                2,061,103           3,502,207
                                             ------------          ----------
               Net investment income           25,873,023          26,149,226
                                             ------------          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (note 3):
    Realized gain (loss) from security
      transactions (excluding short-term
      securities):
        Proceeds from sales                   416,617,745                -
        Cost of securities sold               426,204,194                -
                                             ------------          ----------

    Realized gain from sale of
      short-term securities                        -                    1,195
                                             ------------          ----------

               Net realized gain (loss)        (9,586,449)              1,195
                                             ------------          ----------

    Unrealized appreciation (depreciation)
      of investments:
        Beginning of period                    12,284,500                -
        End of period                         (18,105,566)               -
                                             ------------          ----------

               Net change in unrealized
                 appreciation (depreciation)  (30,390,066)               -
                                             ------------          ----------

               Net realized and unrealized
                 gain (loss) on investments   (39,976,515)              1,195
                                             ------------          ----------

               Net increase (decrease) in
                 net assets resulting
                 from operations             $(14,103,492)         26,150,421
                                             ============          ==========


See accompanying notes to financial statements.

                      NATIONWIDE SEPARATE ACCOUNT TRUST

                     Statements of Changes in Net Assets

                                                                                       Capital Appreciation Fund
                                                                                  -----------------------------------
                                                                                  Year Ended              Year Ended
                                                                                  December 31,           December 31,
                                                                                     1994                    1993
                                                                                  -----------            -----------
Increase (decrease) in net assets:
    Operations:
         Net investment income                                                    $   837,482                788,282
         Net realized gain (loss) on investments                                      346,937               (568,589)
         Net change in unrealized appreciation                                     (1,498,651)             2,824,317
                                                                                  -----------            -----------
                Net increase (decrease) in
                    net assets resulting from operations                             (314,232)             3,044,010
                                                                                  -----------            -----------
    Dividends to shareholders from:
         Net investment income                                                       (849,394)              (782,655)
         Net realized gain from security
                    transactions                                                         -                      -
                                                                                  -----------            -----------
                Net decrease in net assets from
                    distributions to shareholders                                    (849,394)              (782,655)
                                                                                  -----------            -----------
    Capital share transactions:
         Net proceeds from sale of shares                                          30,484,829             31,069,584
         Net asset value of shares issued to
            shareholders from reinvestment
            of dividends and distributions                                            501,921                782,655
         Cost of shares redeemed                                                   (8,306,890)           (13,988,002)
                                                                                  -----------            -----------
                Net increase in net assets
                    derived from capital share
                    transactions                                                   22,679,860             17,864,237
                                                                                  -----------            -----------

NET INCREASE IN NET ASSETS                                                         21,516,234             20,125,592

NET ASSETS - BEGINNING OF PERIOD                                                   38,925,866             18,800,274
                                                                                  -----------            -----------

NET ASSETS - END OF PERIOD                                                        $60,442,100             38,925,866
                                                                                  ===========            ===========

Undistributed net realized loss
    on investments included in net
    assets at end of period                                                       $  (221,653)              (568,590)
                                                                                  ===========            ===========

Undistributed net investment income
    included in net assets at end of
    period                                                                        $     1,218                 13,130
                                                                                  ===========            ===========

Shares sold                                                                         2,762,464              2,944,597
Shares issued to shareholders from
    reinvestment of dividends and
    distributions                                                                      46,200                 71,792
Shares redeemed                                                                      (752,522)            (1,336,030)
                                                                                  -----------            -----------
             Net increase in number
               of shares                                                            2,056,142              1,680,359
                                                                                  ===========            ===========

See accompanying notes to financial statements.

                      NATIONWIDE SEPARATE ACCOUNT TRUST

                     Statements of Changes in Net Assets

                                                                                 Total Return Fund
                                                                          -----------------------------------
                                                                           Year Ended             Year Ended
                                                                          December 31,           December 31,
                                                                              1994                   1993
                                                                          ------------           -----------
Increase (decrease) in net assets:
    Operations:
         Net investment income                                            $ 14,106,978            10,019,091
         Net realized gain on investments                                   12,868,879             6,412,856
         Net change in unrealized appreciation                             (22,354,876)           24,534,444
                                                                          ------------           -----------
                Net increase in net assets
                  resulting from operations                                  4,620,981            40,966,391
                                                                          ------------           -----------
    Net equalization credits (note 1)                                           -                    969,238
                                                                          ------------           -----------
    Dividends to shareholders from:
         Net investment income                                             (14,258,556)           (9,908,989)
         Net realized gain from security
                    transactions                                           (12,868,879)           (6,412,856)
                                                                          ------------           -----------
                Net decrease in net assets from
                    distributions to shareholders                          (27,127,435)          (16,321,845)
                                                                          ------------           -----------
    Capital share transactions:
         Net proceeds from sale of shares                                  118,067,999           114,166,318
         Net asset value of shares issued to
            shareholders from reinvestment
            of dividends and distributions                                  10,092,549            16,182,108
         Cost of shares redeemed                                           (27,076,015)          (34,635,924)
                                                                          ------------           -----------
                Net increase in net assets
                    derived from capital share
                    transactions                                           101,084,533            95,712,502
                                                                          ------------           -----------

NET INCREASE IN NET ASSETS                                                  78,578,079           121,326,286

NET ASSETS - BEGINNING OF PERIOD                                           456,242,869           334,916,583
                                                                          ------------           -----------

NET ASSETS - END OF PERIOD                                                $534,820,948           456,242,869
                                                                          ============           ===========

Undistributed net realized gain (loss) on
    investments included in net assets
    at end of period                                                      $     -                     -
                                                                          ============           ===========

Undistributed net investment income
    included in net assets at end of
    period                                                                $     24,581               176,159
                                                                          ============           ===========

Shares sold                                                                 11,644,751            11,642,079
Shares issued to shareholders from
    reinvestment of dividends and
    distributions                                                            1,006,173             1,627,307
Shares redeemed                                                             (2,679,189)           (3,502,845)
                                                                          ------------           -----------
             Net increase in number
               of shares                                                     9,971,735             9,766,541
                                                                          ============           ===========



See accompanying notes to financial statements.

                                                 NATIONWIDE SEPARATE ACCOUNT TRUST

                                                Statements of Changes in Net Assets

                                                                                    Government Bond Fund
                                                                                    --------------------
                                                                             Year Ended                  Year Ended
                                                                             December 31,                December 31,
                                                                                 1994                        1993
                                                                             -----------                 ------------
Increase (decrease) in net assets:
    Operations:
         Net investment income                                              $ 25,873,023                  22,652,784
         Net realized gain (loss) on investments                              (9,586,449)                  1,045,619
         Net change in unrealized appreciation
            (depreciation)                                                   (30,390,066)                  8,606,843
                                                                             -----------                   ---------
                Net increase (decrease) in net assets
                  resulting from operations                                  (14,103,492)                 32,305,246
                                                                             -----------                  ----------
    Net equalization credits (note 1)                                             -                        2,242,344
                                                                             -----------                  ----------
    Dividends to shareholders from:
         Net investment income                                               (25,947,244)                (22,651,469)
         Net realized gain from security
                    transactions                                                  -                       (1,045,619)
                                                                             -----------                  ----------
                Net decrease in net assets from
                    distributions to shareholders                            (25,947,244)                (23,697,088)
                                                                             -----------                 -----------
    Capital share transactions:
         Net proceeds from sale of shares                                     65,517,795                 140,263,341
         Net asset value of shares issued to
            shareholders from reinvestment
            of dividends and distributions                                    19,037,434                  23,549,821
         Cost of shares redeemed                                             (86,835,833)                (42,920,500)
                                                                             -----------                 -----------
                Net increase (decrease) in net
                    assets derived from capital
                    share transactions                                        (2,280,604)                120,892,662
                                                                              ----------                 -----------

NET INCREASE (DECREASE) IN NET ASSETS                                        (42,331,340)                131,743,164

NET ASSETS - BEGINNING OF PERIOD                                             433,584,261                 301,841,097
                                                                             -----------                 -----------

NET ASSETS - END OF PERIOD                                                  $391,252,921                 433,584,261
                                                                            ============                 ===========
Undistributed net realized loss
    on investments included in net
    assets at end of period                                                 $ (9,586,449)                       -
                                                                            ============                 ===========
Undistributed net investment income
    included in net assets at end of
    period                                                                  $     18,541                      92,762
                                                                            ============                 ===========

Shares sold                                                                    6,207,952                  12,602,064
Shares issued to shareholders from
    reinvestment of dividends and
    distributions                                                              1,808,620                   2,091,698
Shares redeemed                                                               (8,140,889)                 (3,856,006)
                                                                             -----------                 -----------
             Net increase (decrease) in number of shares                        (124,317)                 10,837,756
                                                                            ============                 ===========

See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      Statements of Changes in Net Assets

                                                                    Money Market Fund
                                                                    -----------------

                                                               Year Ended        Year Ended
                                                               December 31,     December 31,
                                                                   1994             1993
                                                               ------------     ------------
Increase (decrease) in net assets:
    Operations:
         Net investment income                                $  26,149,226        8,503,914
         Net realized gain (loss) on investments                      1,195             (860)
                                                              -------------     ------------
                Net increase in net assets
                  resulting from operations                      26,150,421        8,503,054
                                                              -------------     ------------
    Dividends to shareholders from:
         Net investment income                                  (26,148,730)      (8,503,977)
         Net realized gain (loss) from security
                    transactions                                       (548)             213
                                                              -------------     ------------
                Net decrease in net assets from
                    distributions to shareholders               (26,149,278)      (8,503,764)
                                                              -------------     ------------
    Capital share transactions:
         Net proceeds from sale of shares                     1,245,852,351      446,943,970
         Net asset value of shares issued to
            shareholders from reinvestment
            of dividends and distributions                       22,191,860        8,503,746
         Cost of shares redeemed                               (791,816,873)    (433,660,067)
                                                              -------------     ------------
                Net increase in net assets
                    derived from capital
                    share transactions                          476,227,338       21,787,649
                                                              -------------     ------------

NET INCREASE IN NET ASSETS                                      476,228,481       21,786,939

NET ASSETS - BEGINNING OF PERIOD                                351,798,165      330,011,226
                                                              -------------     ------------

NET ASSETS - END OF PERIOD                                    $ 828,026,646      351,798,165
                                                              =============     ============
Undistributed net realized loss on
    investments included in net assets
    at end of period                                          $     -                   (647)
                                                              =============     ============

Undistributed net investment income
    included in net assets at end of
    period                                                    $         621              125
                                                              =============     ============
Shares sold                                                   1,245,852,351      446,943,970
Shares issued to shareholders from
    reinvestment of dividends and
    distributions                                                22,191,860        8,503,746
Shares redeemed                                                (791,816,873)    (433,660,067)
                                                              -------------     ------------
             Net increase in number
             of shares                                          476,227,338       21,787,649
                                                              =============     ============


See accompanying notes to financial statements.

                      NATIONWIDE SEPARATE ACCOUNT TRUST
                             Financial Highlights

                   Selected data for each share of capital
                         stock outstanding throughout
                                 each period

                          Capital Appreciation Fund


                                                                                          Period from
                                                         Year            Year            April 15, 1992
                                                         Ended           Ended          (commencement of
                                                       December 31,    December 31,    operations) through
                                                          1994           1993           December 31, 1992
                                                       ------------    ------------    -------------------
NET ASSET VALUE -
    BEGINNING OF PERIOD (Note 1)                           $11.20          10.46              10.00

Net investment income                                         .18            .26                .10

Net realized gain (loss) and unrealized
    appreciation (depreciation) on
    investments                                              (.28)           .74                .48
                                                            -----          -----              -----

          Total from investment operations                   (.10)          1.00                .58
                                                            -----          -----              -----

Dividends from net investment income                         (.18)          (.26)              (.10)

Distributions from net realized gain
    from security transactions                                 -              -                (.02)
                                                            -----          -----              -----

          Total distributions                                (.18)          (.26)              (.12)
                                                            -----          -----              -----

Net increase (decrease) in net asset
    value                                                    (.28)           .74                .46

NET ASSET VALUE -
    END OF PERIOD                                          $10.92          11.20              10.46
                                                            =====          =====              =====
Total return*                                                (.90%)         9.61%             10.92%

Ratio of expenses to average net assets*                      .56%           .59%               .69%

Ratio of net investment income to
    average net assets*                                      1.76%          2.82%              1.95%

Portfolio turnover                                          11.21%         16.87%              5.01%

Net assets, end of period (000)                           $60,442         38,926             18,800


*All ratios for partial years are annualized.

See accompanying notes to financial statements.

                      NATIONWIDE SEPARATE ACCOUNT TRUST
                             Financial Highlights

                 Selected data for each share of capital stock
                      outstanding throughout each period

                                                                    Total Return Fund
                                                                  Years Ended December 31,
                                                         --------------------------------------------
                                                         1994      1993      1992      1991      1990
                                                         ----      ----      ----      ----      ----
NET ASSET VALUE -
    BEGINNING OF PERIOD                                $10.10     9.46       9.07       6.74      7.77

Net investment income                                     .21      .23        .25        .22       .31

Net realized gain (loss) and
    unrealized appreciation (depreciation)
    on investments                                       (.10)     .79        .48       2.34      (.94)
                                                         ----     ----       ----       ----      ----

         Total from investment operations                 .11     1.02        .73       2.56      (.63)
                                                         ----     ----       ----       ----      ----

Dividends from net investment income                     (.28)    (.24)      (.25)      (.23)     (.28)

Distributions from net realized gain from
    security transactions                                (.23)    (.14)      (.09)        -       (.12)
                                                         ----     ----       ----       ----      ----

         Total distributions                             (.51)    (.38)      (.34)      (.23)     (.40)
                                                         ----     ----       ----       ----      ----

Net increase (decrease) in
    net asset value                                      (.40)     .64        .39       2.33     (1.03)

NET ASSET VALUE -
    END OF PERIOD                                       $9.70    10.10       9.46       9.07      6.74
                                                        =====    =====      =====      =====     =====

Total return                                             1.07%   10.92%      8.18%     38.49%    (8.03%)

Ratio of expenses to average
    net assets                                            .52%     .53%       .53%       .53%      .54%

Ratio of net investment income
    to average net assets                                2.76%    2.51%      2.69%      2.74%     4.31%

Portfolio turnover                                      12.06%    9.79%     12.48%     14.50%    38.10%

Net assets, end of period (000)                      $534,821  456,243    334,917    250,701   162,661

See accompanying notes to financial statements.

                                                 NATIONWIDE SEPARATE ACCOUNT TRUST
                                                       Financial Highlights

                                           Selected data for each share of capital stock
                                                outstanding throughout each period
                                                                            Government Bond Fund
                                                                          Years Ended December 31,
                                                               -----------------------------------------------
                                                               1994      1993       1992        1991      1990
                                                               ----      ----       ----        ----      ----
NET ASSET VALUE -
    BEGINNING OF PERIOD                                       $11.26      10.92       11.24      10.40      10.31

Net investment income                                            .69        .71         .98        .86        .88

Net realized gain (loss) and unrealized
    appreciation (depreciation) on
    investments                                                (1.06)       .32        (.14)       .82        .06
                                                              ------      -----       -----      -----      -----

         Total from investment operations                       (.37)      1.03         .84       1.68        .94
                                                              ------      -----       -----      -----      -----

Dividends from net investment income                            (.69)      (.66)       (.93)      (.84)      (.85)

Distributions from net realized gain
    from investment transactions                                 -         (.03)       (.23)       -          -
                                                              ------      -----       -----      -----      -----
         Total distributions                                    (.69)      (.69)      (1.16)      (.84)      (.85)
                                                              ------      -----       -----      -----      -----
Net increase (decrease) in
    net asset value                                            (1.06)       .34        (.32)       .84        .09

NET ASSET VALUE -
    END OF PERIOD                                             $10.20      11.26       10.92      11.24      10.40
                                                              ======      =====       =====      =====      =====
Total return                                                   (3.23)%     9.52%       7.87%     16.70%      9.49%

Ratio of expenses to average
    net assets                                                   .51%       .53%        .53%       .55%       .55%

Ratio of net investment income
    to average net assets                                       6.46%      5.91%       8.75%      8.07%      8.70%

Portfolio turnover                                            111.44%    175.37%      73.75%     77.70%    127.80%

Net Assets, end of period (000)                             $391,253    433,584     301,841    198,769    113,399

See accompanying notes to financial statements.

                                                 NATIONWIDE SEPARATE ACCOUNT TRUST
                                                       Financial Highlights

                                           Selected data for each share of capital stock
                                                outstanding throughout each period
                                                                                    Money Market Fund
                                                                                 Years Ended December 31,
                                                                  -----------------------------------------------------
                                                                  1994          1993        1992       1991        1990
                                                                  ----          ----        ----       ----        ----
NET ASSET VALUE -
    BEGINNING OF PERIOD                                            $1.00          1.00        1.00       1.00        1.00

Net investment income                                                .04           .03         .03        .06         .08

Dividends from net investment income                                (.04)         (.03)       (.03)      (.06)       (.08)
                                                                    ----          ----        ----       ----        ----

Net increase in net asset value                                       -             -           -          -           -

NET ASSET VALUE -
    END OF PERIOD                                                  $1.00          1.00        1.00       1.00        1.00
                                                                    ====          ====        ====       ====        ====
Total return                                                       3.88%          2.76%       3.40%      5.84%       8.03%

Ratio of expenses to average
    net assets                                                      .54%           .53%         53%       .54%        .55%

Ratio of net investment income
    to average net assets                                          4.00%          2.72%       3.36%      5.65%       7.74%

Net Assets, end of period                                      $828,027        351,798     330,011    363,502     330,586


See accompanying notes to financial statements.

                      NATIONWIDE SEPARATE ACCOUNT TRUST

                        Notes to Financial Statements

                              December 31, 1994


(1)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       Nationwide Separate Account Trust (Trust) is a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust offers shares only to life insurance company separate accounts to fund the benefits under variable insurance or annuity policies issued by life insurance companies. The Trust was organized as a Massachusetts Trust effective June 30, 1981. To date, only separate accounts of Nationwide Life Insurance Company and Financial Horizons Life Insurance Company, which are affiliated companies, have purchased shares.

       SECURITY VALUATION

       (a)   CAPITAL APPRECIATION, TOTAL RETURN AND GOVERNMENT BOND FUND

             Securities traded on a national securities exchange are valued at closing prices. Listed securities for which no sale was reported on the valuation date are valued at quoted bid prices. Short-term notes and bank certificates of deposit are valued at amortized cost, which approximates market.

             The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian.

       (b)   MONEY MARKET FUND

             Securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

       FEDERAL INCOME TAXES

       The Trust's policy is to comply with the requirements of the Internal
             Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Each Fund of the Trust is treated as a separate taxable entity.

                                                                     (Continued)

                      NATIONWIDE SEPARATE ACCOUNT TRUST

       SECURITY TRANSACTIONS AND INVESTMENT INCOME

       Security transactions are recorded on the trade date. Dividend income is recorded on an accrual basis; interest income is accrued daily.

       DIVIDENDS TO SHAREHOLDERS

       (a)   CAPITAL APPRECIATION, TOTAL RETURN AND GOVERNMENT BOND FUND

             Dividends are recorded on the ex-dividend date.

       (b)   MONEY MARKET FUND

             Dividends are declared daily and paid monthly from the sum of net investment income and net realized and unrealized short-term gain or loss.

       (c) Net realized capital gains for all Funds, if any, are distributed annually after deduction of prior years' loss carryforwards. At December 31, 1994, Capital Appreciation and Government Bond funds had available for Federal income tax purposes unused capital loss carryforwards. The amount in Capital Appreciation Fund is $221,653 which will expire in 2001. The amount in Government Bond Fund is $9,424,632 which will expire in 2002.

       INCOME EQUALIZATION

       Prior to March 1, 1994, the Total Return Fund and Government Bond Fund followed the accounting practice known as income equalization by which a portion of the proceeds from sales and costs of redemptions of capital shares, equivalent on a per share basis to the amount of distributable investment income on the date of the transaction, is credited or charged to undistributed income.

       Effective March 1, 1994, income equalization for the Total Return and
             Government Bond Funds was discontinued.

       CHANGE IN ACCOUNTING FOR DISTRIBUTIONS TO SHAREHOLDERS

       Effective January 1, 1993, the Funds adopted AICPA Statement of Position
             93-2, DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAINS AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES. As a result of this statement, the Funds changed the classification of distributions to shareholders to better disclose the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, undistributed net investment income, undistributed net realized capital gain and paid in surplus as of December 31, 1993 have been adjusted by the following amounts:

                                                                        Undistributed
                                                                             Net
                                                    Undistributed Net     Realized      Paid In
                                                    Investment Income       Gain        Surplus
                                                    -----------------   -------------   -------
             Total Return Fund                      $(2,900,287)             --         2,900,287
             Government Bond Fund                    (6,962,417)        (51,585)        7,014,002

                                                                     (Continued)

                       NATIONWIDE SEPARATE ACCOUNT TRUST

(2)    TRANSACTIONS WITH AFFILIATES

       As investment manager for the Trust, Nationwide Financial Services,
              Inc. (NFS), an affiliated company, is allowed an annual management fee of .5% based on the average daily net assets; this fee would not be payable in full if the effect of such payment would increase total expense (excluding taxes other than payroll taxes and brokerage commissions on portfolio transactions) to an amount exceeding 1% of average daily net assets for any fiscal year. Such limitations on total expenses did not affect management fees during the period covered by the financial statements.

       A subsidiary of NFS (Nationwide Investors Services, Inc.) acts as
              Transfer and Dividend Disbursing Agent for the Trust.

(3)    INVESTMENT TRANSACTIONS

       Purchases and sales of securities (excluding short-term securities) and U.S. government obligations for the year ended December 31, 1994 are summarized as follows:

                                              Long-term securities         U.S. government obligations
                                              --------------------         ---------------------------
                                              Purchases      Sales          Purchases           Sales
                                              ---------      -----          ---------           -----
           Cap. Apprec. Fund                  $ 25,978,680    4,802,325       5,886,865           5,945,762
           Total Return Fund                   149,852,036   50,735,087     137,698,495         135,625,463
           Govt. Bond Fund                      93,407,424   38,356,417     347,316,641         378,261,328
           Money Market Fund                        -            -           33,754,378          22,000,000
                                              ============   ==========     ===========         ===========

       Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation at December 31, 1994 are the following components:

                                                                                          Net
                                                                                       unrealized
                                                Unrealized      Unrealized            appreciation
                                                  gains           losses             (depreciation)
                                                ----------      ----------           --------------
           Capital Appreciation Fund            $ 4,187,440      (2,330,707)           1,856,733
           Total Return Fund                     77,887,679     (19,782,592)          58,105,087
           Government Bond Fund                   3,084,178     (21,189,744)         (18,105,566)
                                                ===========     ===========          ===========

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                       ---------------------------------

                              FINANCIAL STATEMENTS




                                 JUNE 30, 1995

CAPITAL APPRECIATION FUND   STATEMENT OF INVESTMENTS - JUNE 30, 1995 (UNAUDITED)


-----------------------------------------------------------------------------------------
        SHARES         SECURITY                                             VALUE(NOTE 1)
-----------------------------------------------------------------------------------------
                       COMMON STOCKS (95.7%)
                       Auto & Auto Parts (5.4%)
        36,100              Chrysler Corp.  ............................       $1,728,287
        55,400              Ford Motor Company  ........................        1,648,150
                                                                               ----------
                                                                                3,376,437
                                                                               ----------
                       Broadcasting (5.1%)
        35,495              CBS, Inc.  ................................         2,378,165
         4,000              Capital Cities/ABC, Inc.   ................           432,000
        16,500              Tele Communications Inc., Class A*  .......           386,719
                                                                               ----------
                                                                                3,196,884
                                                                               ----------
                       Building (6.2%)
        57,700              Masco Corp.  ..............................         1,557,900
        11,800              National Gypsum Company*  .................           616,550
        20,100              USG Corp.*  ...............................           477,375
        22,800              Vulcan Materials Co.   ....................         1,242,600
                                                                               ----------
                                                                                3,894,425
                                                                               ----------
                       Chemicals (12.5%)
        28,900              Georgia Gulf Corp.   ......................           942,863
        33,000              IMC Global, Inc.   ........................         1,786,125
        51,800              Morton International Inc.  ................         1,515,150
        39,700              OM Group, Inc.   ..........................         1,131,450
        64,510              Raychem Corp.  ............................         2,475,571
                                                                               ----------
                                                                                7,851,159
                                                                               ----------
                       Drugs (9.0%)
         4,600              American Home Products   ..................           355,925
        49,600              Schering Plough Corp.  ....................         2,188,600
        35,700              Warner Lambert Co.   ......................         3,083,588
                                                                               ----------
                                                                                5,628,113
                                                                               ----------
                       Financial (10.1%)
        15,000              Barnett Banks, Inc.  ......................           768,750
        13,000              Chubb Corp.  ..............................         1,041,625
        11,400              CoreStates Financial Corp.   ..............           397,575
        20,000              FirstFed Michigan Corp.  ..................           560,000
         5,835              Fund American Enterprises*   ..............           416,473
        86,500              Horace Mann Educators Corp.  ..............         1,989,500
        27,100              Mellon Bank Corp.  ........................         1,128,038
                                                                               ----------
                                                                                6,301,961
                                                                               ----------

                       Food & Beverages (13.0%)
        14,500              Anheuser-Busch Companies, Inc.  ............          824,687
        10,000              Morningstar Group*  ........................           72,500
        51,500              PepsiCo, Inc.  .............................        2,349,688
         4,800              Philip Morris Companies, Inc.  .............          357,000
        43,400              Quaker Oats Company  .......................        1,426,775
        75,333              Ralcorp Holdings Inc.*  ....................        1,723,242
        27,500              Ralston-Ralston Purina Group................        1,402,500
                                                                               ----------
                                                                                8,156,392
                                                                               ----------

                       Forest Products (0.2%)
         1,100              Georgia-Pacific Corp. .....................            95,425
                                                                               ----------
                       Hotels - Motels (0.4%)
        21,700              Host Marriott Corp*. ......................           230,562
                                                                               ----------

                       Household Products (6.2%)
        19,300              Avon Products, Inc. ......................          1,293,100
        42,100              Dial Corp. (The) .........................          1,041,975
         7,000              Gillette Company (The) ...................            312,375
        29,500              Helene Curtis Industries, Inc. ...........            840,750
        19,900              Maybelline, Inc. .........................            407,950
                                                                               ----------
                                                                                3,896,150
                                                                               ----------

                       Leisure Products (2.9%)
       107,200              Brunswick Corp. ..........................          1,822,400
                                                                               ----------

                       Machinery (2.5%)
        33,800              Johnstown America Industries, Inc. .......            350,675
        12,200              PACCAR, Inc. .............................            570,350
        20,200              Trinity Industries, Inc. .................            671,650
                                                                               ----------
                                                                                1,592,675
                                                                               ----------
                       Nonferrous Metals (1.6%)
        32,450              Alumax Inc.* ............................          $1,010,006
                                                                               ----------

                       Oil & Gas (6.4%)
        31,200              Texaco Inc.  ............................           2,047,500
        71,800              Unocal Corp. ............................           1,983,475
                                                                               ----------
                                                                                4,030,975
                                                                               ----------
                       Printing & Publishing (7.0%)
        51,200              American Greetings Corp., Class A .......           1,504,000
        22,800              Dun & Bradstreet Corp. ..................           1,197,000
         3,500              Gannett Company, Inc.....................             189,875
        35,500              Gibson Greetings, Inc.* .................             474,812
         4,900              Knight-Ridder, Inc. .....................             278,688
         2,800              Washington Post Company (The), Class B...             730,800
                                                                              -----------
                                                                                4,375,175
                                                                              -----------

                       Technology (0.2%)
         3,200              AMP, Inc.  ..............................             135,200
                                                                              -----------


                       Telecommunications (3.0%)
        10,000              Airtouch Communications* ...............              285,000
        73,200              MCI  Communications Corp. ..............            1,610,400
                                                                              -----------
                                                                                1,895,400
                                                                              -----------

                       Toys (4.0%)

        97,288              Mattel, Inc.  ..........................            2,529,488
                                                                              -----------
                            Total common stocks (cost $52,707,502)..           60,018,827
                                                                              -----------

 PRINCIPAL
----------

                       CONVERTIBLE BONDS (0.8%)
    $1,494,000              Consorcio G. Grupo Dina, 8.00%, 2004....              528,503
                            (cost $1,376,736)                                 -----------

                       COMMERCIAL PAPER (1.5%)
                       CPC International Inc.
       205,000              5.93%, due 08/14/95 ....................              203,514
                       U.S. Central Credit Union
       735,000              5.95%, due 07/17/95 ....................              733,056
                                                                              -----------
                       Total commercial paper (cost $936,670).......              936,570
                                                                              -----------


                       REPURCHASE AGREEMENT (1.6%)
                       Merrill Lynch & Co., Inc.,
                            5.71%, DUE 07/03/95, Collateralized by
                            $10,799,561 FNMA STRIPPED
                            $164,140 FNMA 15YR 316076, 7.50%, due  7/1/10
                            market value - $1,048,662
     1,020,000         (cost $1,020,000)............................            1,020,000
                                                                              -----------

                        Total Investments (cost $56,040,808) .......          $62,503,900
                                                                              ===========

        * Denotes a non-income producing security.

          Cost also represents cost for Federal income tax purposes. Portfolio holding percentages represent market value as a percentage of net assets.

          See accompanying notes to financial statements.


TOTAL RETURN FUND  STATEMENT OF INVESTMENTS - JUNE 30, 1995 (UNAUDITED)



--------------------------------------------------------------
 SHARES           SECURITY                       VALUE(NOTE 1)
--------------------------------------------------------------

          COMMON STOCKS (84.4%)
          AEROSPACE (1.3%)

  140,000    The Boeing Company  . . . . . . .      $8,767,500
                                                    ----------

          AUTOMOBILES (3.3%)

  230,000    General Motors Corp . . . . . . .      10,781,250
  266,400    Magna International . . . . . . .      11,754,900
                                                    ----------
                                                    22,536,150
                                                    ----------
          BUSINESS SERVICES (0.8%)

  157,500    (The) Olsten Corp . . . . . . . . .     5,158,125
                                                     ---------

          CHEMICALS (4.7%)

  100,000    Dow Chemical Company  . . . . . . .     7,187,500
  150,000    Dupont (E.I.) DeNemours & Co. . . .    10,312,500
  100,000    Eastman Chemical Co.  . . . . . . .     5,950,000
  268,400    Lawter International, Inc.  . . . .     3,220,800
  150,000    Lubrizol Corp.  . . . . . . . . . .     5,306,250
                                                     ---------
                                                    31,977,050
                                                    ----------
          COMPUTER EQUIPMENT (1.1%)

  100,000    Hewlett-Packard Co. . . . . . . . .     7,450,000
                                                    ----------

          COMPUTER SERVICES (1.3%)

  100,000    Automatic Data Processing, Inc. . .     6,287,500
  105,000    National Data Corp. . . . . . . . .     2,428,125
   43,100    SCS/COMPUTE Inc.* . . . . . . . . .        88,894
                                                    ----------
                                                     8,804,519
                                                    ----------
          CONGLOMERATE (9.0%)

  200,000    EG&G, Inc.  . . . . . . . . . . . .     3,350,000
  311,000    Eastman Kodak Co. . . . . . . . . .    18,854,375
  900,000    Hanson Plc  . . . . . . . . . . . .    15,862,500
  305,300    Honeywell Inc.  . . . . . . . . . .    13,166,062
  200,000    Rockwell International Corp.  . . .     9,150,000
   45,000    U.S. Industries Inc.  . . . . . . .       613,125
                                                    ----------
                                                    60,996,062
                                                    ----------
          CONSUMER GOODS (1.2%)
  153,900    Premark International Inc.  . . . .     7,983,563
                                                    ----------

          DRUGS & HEALTHCARE (1.4%)
   90,000    Bristol-Meyers Squibb Co. . . . . .     6,131,250
   80,000    Schering-Plough Corp. . . . . . . .     3,530,000
                                                    ----------
                                                     9,661,250
                                                    ----------
          ELECTRONICS (3.8%)
  127,300    AMP, Inc. . . . . . . . . . . . . .     5,378,425
  200,000    Intel Corp. . . . . . . . . . . . .    12,662,500
  128,937    Molex Inc., Class A   . . . . . . .     4,706,182
  142,300    Richardson Electronic Ltd.  . . . .     1,031,675
  177,000    Woodhead Industries, Inc. . . . . .     2,433,750
                                                    ----------
                                                    26,212,532
                                                    ----------
          ENGINEERING & CONSTRUCTION (0.4%)
   50,000    Fluor  Corporation. . . . . . . . .     2,600,000
                                                    ----------

          FINANCIAL SERVICES (11.5%)

  130,000    Bankers Trust NY. . . . . . . . . .     8,060,000
  578,812    Bear Stearns Company, Inc. . . .. .    12,372,106
  310,000    Firstar Corp. . . . . . . . . . . .    10,423,750
  350,000    Merrill Lynch & Co., Inc. . . . . .    18,375,000
  140,000    Morgan J.P. & Co., Inc. . . . . . .     9,817,500
   50,000    Morgan Stanley Group Inc. . . . . .     4,050,000
  200,000    NBD Bancorp, Inc. . . . . . . . . .     6,400,000
  200,000    National City Corp. . . . . . . . .     5,875,000
   88,000    Price, T Rowe & Assoc., Inc.. . . .     3,388,000
                                                    ----------
                                                    78,761,356
                                                    ----------
          FOOD & BEVERAGES (3.7%)
2,000,000    Grand Metropolitan Plc. . . . . . .    12,265,800
  176,700    Grand Metropolitan ADR. . . . . . .       417,500
  189,000    Heinz (H.J.) Co.. . . . . . . . . .     8,386,875
                                                    ----------
                                                    25,070,175
                                                    ----------


          FOOD-GRAIN & AGRICULTURE (1.7%)
  618,580    Archer-Daniels Midland Co.. . . . .    11,521,053
                                                    ----------

          HEALTHCARE SERVICES (2.8%)
  434,000    Columbia/HCA Health. . . . . . . .     18,770,500
                                                    ----------

          MACHINERY & CAPITAL GOODS (2.1%)
   80,000    Cooper Industries, Inc.. . . . . .      3,160,000
  117,600    Duriron Company, Inc.  . . . . . .      2,646,000
   60,000    Emerson Electric Co. . . . . . . .      4,290,000
   40,000    Ingersoll-Rand Company . . . . . .      1,530,000
   50,000    Nordson Corporation. . . . . . . .      2,725,000
                                                    ----------
                                                    14,351,000
                                                    ----------

          OIL  & GAS (15.1%)

  180,000    Amoco Corporation. . . . . . . . .     11,992,500
  130,000    Exxon Corporation. . . . . . . . .      9,181,250
  308,900    Mobil Corp.. . . . . . . . . . . .     29,654,400
  110,000    Royal Dutch Petroleum Co.. . . . .     13,406,250
  331,300    Sonat, Inc.. . . . . . . . . . . .     10,104,650
  225,000    Texaco, Inc. . . . . . . . . . . .     14,765,625
  400,000    The Williams Companies, Inc. . . .     13,950,000
                                                    ----------
                                                   103,054,675
                                                   -----------

          PAPER & FOREST PRODUCTS (0.7%)

   40,000    Georgia-Pacific Corp.. . . . . . .      3,470,000
   62,400    Glatfelter (P.H.) Company. . . . .      1,255,800
                                                     ---------
                                                     4,725,800
                                                     ---------
          POLLUTION CONTROL (1.5%)
  350,000    WMX Technologies, Inc. . . . . . .      9,931,250
                                                     ---------

          PRINTING & PUBLISHING (4.3%)

  275,000    Dun & Bradstreet Corp. . . . . . .     14,437,500
  217,600    Reader's Digest Assoc., Inc., Class B.  8,894,400
  160,000    Wallace Computer Services, Inc.. .      6,140,000
                                                     ---------
                                                    29,471,900
                                                    ----------
          REAL ESTATE (0.2%)
   84,500    Dun & Bradstreet Corp. . . . . . .      1,468,188
                                                     ---------

          RESTAURANTS (0.1%)
  185,000    Pancho's Mexican Buffet, Inc.. . .        786,250
                                                    ----------

          RETAIL (0.6%)
  149,000    Supervalu Inc. . . . . . . . . . .      4,339,625
                                                     ---------

          TELECOMMUNICATIONS (10.2%)
  564,300    AT&T Co. . . . . . . . . . . . . .     29,978,438
  134,300    Hong Kong Telecommunications Ltd. ADR   2,669,212
  300,000    MCI Communications Corp. . . . . .      6,600,000
  901,800    Sprint Corporation . . . . . . . .     30,323,025
                                                     ----------
                                                    69,570,675
                                                     ----------
          TRANSPORTATION (1.6%)
  193,000    Union Pacific Corp.. . . . . . . .     10,687,375
                                                    ----------

          Total common stocks(cost $447,637,605)   574,656,573
                                                   -----------

TOTAL RETURN FUND       STATEMENT OF INVESTMENTS - JUNE 30, 1995 (UNAUDITED) -
                        CONTINUED


----------------------------------------------------------------
PRINCIPAL           SECURITY                       VALUE(NOTE 1)
----------------------------------------------------------------
          REPURCHASE AGREEMENT (0.3%)
          Merrill Lynch & Co.,Inc.,
             5.71%, due 07/03/95, Collateralized by
             $490,221 Federal Natl MTG Assn GTD Remic
             $1,564,781 FNMA Pool #195152 7.00%,
             due 1/1/08
             $37,181 FNMA Pool #221091 7.00%,
$2,035,000   due 7/1/08 (cost $2,035,000) . . . . .  $2,035,000
                                                     ----------
          U.S. GOVERNMENT AGENCY (5.9%)
          Federal Home Loan Mortage Corp. Discount
             Note
             5.84% through 5.70%, due 7/11/95
10,200,000   through 9/25/95  . . . . . . . . . . .  10,132,122
                                                     ----------

          Federal National Mortgage Association
             Discount Note
             5.88% through 5.60%, due 7/14/95
30,400,000   through 11/13/95  . . . . . . . . . . . 30,097,609
                                                     ----------
          Total U.S. Government Agency
          (cost $40,229,731) . . . . . . . . . . . . 40,229,731
                                                     ----------

          U.S. TREASURY BILLS (9.3%)
             6.36% through 5.83%,
             due 7/6/95 through 2/8/96
63,955,000   (cost $63,449,370)  . . . . . . . . . . 63,449,370
                                                     ----------

            Total investments (cost $553,351,706)  $680,370,674
                                                   ============

* Denotes a non-income producing security.

  Cost also represents cost for Federal income tax purposes.
  Portfolio holding percentages represent market value as a percentage of net assets.

  See accompanying notes to financial statements.

GOVERNMENT BOND FUND       STATEMENT OF INVESTMENTS - JUNE 30, 1995 (UNAUDITED)




----------------------------------------------------------------------
 PRINCIPAL           SECURITY                           VALUE(NOTE 1)
----------------------------------------------------------------------
          MORTGAGE BACKED SECURITIES (35.5%)
             Federal Home Loan Mortgage Corp., REMIC,
$13,000,000    Series 1344-D, 6.00%, due 8/15/07 . . . . . $11,988,327
 20,000,000    Series 1415-N, 6.75%, due 11/15/07  . . . .  19,717,780
  9,454,271    Series 31-E, 7.55%, due 5/15/20 . . . . . .   9,566,011
 10,000,000    Series 94-E, 8.95%, due 11/15/20  . . . . .  10,259,790
 18,415,663    Series 1143-Z, 7.50%, due 10/15/21  . . . .  18,599,985
  4,000,000    Series 190-D, 9.20%, due 10/15/21 . . . . .   4,200,076
  4,140,656    Series 193-D, 9.00%, due 11/15/21 . . . . .   4,223,382

             Federal National Mortgage Association
               Debentures, REMIC,
  6,500,000    Series 68-E, 8.35%, due 10/25/03  . . . . .   6,650,404
 10,642,485    Series 94-100-M, 5.50%, due 09/25/09  . . .  10,334,694
  5,000,000    Series 34-E, 9.85%, 8/25/14   . . . . . . .   5,291,845
  2,958,701    Series 88-25-B, 9.25%, due 10/25/18 . . . .   3,081,396
 14,000,000    Series 16-D, 9.00%, due 3/25/20 . . . . . .  14,882,966
  7,828,405    Series 67-Z, 9.00%, due 6/25/20 . . . . . .   8,273,677
  5,000,000    Series 73-A, 8.00%, due 7/25/21 . . . . . .   5,152,295
 17,000,000    Series 203-PJ, 6.50%, due 10/25/23  . . . .  16,538,093
                                                            ----------
               Total mortgage backed obligations
               (cost $143,912,371)   . . . . . . . . . . . 148,760,721
                                                           -----------

             U.S. GOVERNMENT AND AGENCY
             LONG-TERM OBLIGATIONS (58.0%)
             Federal Home Loan Banks Bond
 10,000,000    7.75%, due 4/25/96  . . . . . . . . . . . .  10,139,950
 40,000,000    7.08%, due 6/27/00  . . . . . . . . . . . .  40,082,040
 20,435,000    5.78%, due 2/16/01  . . . . . . . . . . . .  20,069,152
 12,000,000    6.36%, due 3/21/01  . . . . . . . . . . . .  12,112,740
 15,800,000    7.44%, due 8/10/01  . . . . . . . . . . . .  16,797,976
 25,000,000    7.00%, due 6/27/02  . . . . . . . . . . . .  24,796,125
             Federal Home Loan Mortgage Corporation
 21,000,000    6.83%, due 7/03/02  . . . . . . . . . . . .  21,011,508
             Private Export Funding Corporation
 36,000,000    6.86%, due 4/30/04  . . . . . . . . . . . .  36,699,660
             Resolution Funding Corporation, STRIPS
 25,000,000    0.00%, due 4/15/08  . . . . . . . . . . . .  10,693,225
 58,000,000    0.00%, due 7/15/13  . . . . . . . . . . . .  16,578,662
             U.S. Treasury Bond
 29,000,000    8.125%, due 8/15/19   . . . . . . . . . . .  33,830,269
                                                            ----------

               Total U.S. Government and Agency long-term
               obligations (cost $235,286,687) . . . . . . 242,811,307
                                                           -----------

             U.S. GOVERNMENT SHORT-TERM OBLIGATIONS (5.4%)
             U.S. Treasury Bills   . . . . . . . . . . . .
               5.465%, due 9/28/95
 23,000,000    (cost $22,689,254)  . . . . . . . . . . . .  22,689,254
                                                            ----------
        Total investments (cost $401,888,312)  . . . . .  $414,261,282
                                                          ============

Cost also represents cost for Federal income tax purposes.
Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

MONEY MARKET FUND        STATEMENT OF INVESTMENTS - JUNE 30, 1995 (UNAUDITED)

-----------------------------------------------------------
PRINCIPAL        SECURITY                     VALUE(NOTE 1)
-----------------------------------------------------------
            BANKERS ACCEPTANCES (1.7%)
            Republic Bank of NY
$5,000,000    5.80%, due 09/12/95   . . . . . .  $4,941,194
 7,205,000    6.10%, due 10/06/95   . . . . . . . 7,086,578
                                                 ----------
              Total bankers acceptances
              (cost $12,027,772)  . . . . . . .  12,027,772
                                                 ----------
            CANADIAN GOVERNMENT OBLIGATIONS (5.6%)
            British Columbia, Province of
 5,000,000    6.25%, due 08/09/95   . . . . . . . 4,966,146
 1,850,000    6.22%, due 08/09/95   . . . . . . . 1,837,534
 3,533,000    6.09%, due 09/28/95   . . . . . . . 3,479,808
 8,432,000    6.12%, due 09/28/95   . . . . . . . 8,304,424
 1,000,000    6.05%, due 11/17/95   . . . . . . . . 976,641
 2,000,000    5.62%, due 12/04/95   . . . . . . . 1,951,293
            Canadian Wheat Board
 1,000,000    6.04%, due 09/08/95   . . . . . . . . 988,423
 5,000,000    5.85%, due 09/12/95   . . . . . . . 4,940,688
 5,000,000    5.77%, due 09/14/95   . . . . . . . 4,939,896
 5,000,000    5.75%, due 10/02/95   . . . . . . . 4,925,729
 2,000,000    5.75%, due 11/02/95   . . . . . . . 1,960,389
                                                  ---------
              Total Canadian government obligations
              (cost $39,270,971)  . . . . . . .  39,270,971
                                                 ----------
            COMMERCIAL PAPER (90.9%)
            AGRICULTURE/SUPPLIES (0.8%)
            Deere & Co.
 5,380,000    5.95%, due 07/14/95   . . . . . . . 5,368,440
                                                  ---------
            AUTO/FINANCE (3.5%)
            Ford Motor Credit Co.
 5,000,000    5.94%, due 07/07/95   . . . . . . . 4,995,050
 2,000,000    5.95%, due 07/18/95   . . . . . . . 1,994,381
 3,102,000    5.96%, due 07/19/95   . . . . . . . 3,092,756
 5,000,000    5.94%, due 07/21/95   . . . . . . . 4,983,500
 1,772,000    5.88%, due 07/31/95   . . . . . . . 1,763,317
 8,000,000    5.92%, due 08/28/95   . . . . . . . 7,923,698
                                                  ---------

                                                 24,752,702
                                                 ----------
            BANKS (11.9%)
            Banc One Corp.
15,000,000    5.92%, due 08/03/95   . . . . . .  14,918,600
10,000,000    5.88%, due 09/22/95   . . . . . . . 9,864,433
            CoreStates Capital Corp.
12,768,000    5.88%, due 08/21/95   . . . . . .  12,661,643
 8,580,000    5.80%, due 09/19/95   . . . . . . . 8,469,413
            JP Morgan & Co., Inc.
 5,000,000    5.96%, due 08/16/95   . . . . . . . 4,961,922
 2,100,000    5.95%, due 08/28/95   . . . . . . . 2,079,869
 5,000,000    5.84%, due 09/07/95   . . . . . . . 4,944,844
            National City Credit Corp.
 3,000,000    6.02%, due 07/12/95   . . . . . . . 2,994,482
 8,482,000    6.00%, due 07/26/95   . . . . . . . 8,448,659
            Norwest Corp.
 3,270,000    6.05%, due 07/11/95   . . . . . . . 3,264,514
 2,000,000    6.00%, due 08/07/95   . . . . . . . 1,987,667
10,000,000    5.86%, due 09/08/95   . . . . . . . 9,887,683
                                                 ----------

                                                 84,481,729
                                                 ----------
            BROKER-DEALERS (15.6%)
            Bear Stearns Companies, Inc.
 8,000,000    6.10%, due 07/10/95   . . . . . . . 7,987,800
 4,000,000    6.07%, due 07/12/95   . . . . . . . 3,992,581
 7,000,000    6.04%, due 07/17/95   . . . . . . . 6,981,209
 3,000,000    6.04%, due 07/26/95   . . . . . . . 2,987,418
 2,000,000    5.97%, due 08/04/95   . . . . . . . 1,988,723
 3,000,000    5.80%, due 09/29/95   . . . . . . . 2,956,500
            Dean Witter Discover & Co.
 8,000,000    5.95%, due 07/11/95   . . . . . . . 7,988,778
 5,000,000    5.96%, due 07/27/95   . . . . . . $44,978,478
 6,000,000    5.96%, due 07/28/95   . . . . . . . 5,973,180
 1,450,000    6.05%, due 07/31/95   . . . . . . . 1,442,690
 4,000,000    5.90%, due 08/11/95   . . . . . . . 3,973,122
            Goldman Sachs Group
10,000,000    6.24%, due 07/05/95   . . . . . . . 9,993,066
 7,000,000    5.95%, due 07/18/95   . . . . . . . 6,980,332
 4,000,000    6.09%, due 07/20/95   . . . . . . . 3,987,143
 3,000,000    5.87%, due 09/01/95   . . . . . . . 2,969,672
            Merrill Lynch & Co., Inc.
 3,000,000    5.95%, due 07/05/95   . . . . . . . 2,998,017
 5,000,000    5.95%, due 07/13/95   . . . . . . . 4,990,083
 2,510,000    5.98%, due 07/19/95   . . . . . . . 2,502,495
 7,250,000    6.00%, due 07/21/95   . . . . . . . 7,225,833
 3,760,000    5.95%, due 07/31/95   . . . . . . . 3,741,357
            Morgan Stanley Group Inc.
   370,000    5.82%, due 09/14/95   . . . . . . .   365,514
            Smith Barney, Inc.
 4,000,000    5.95%, due 07/12/95   . . . . . . . 3,992,728
10,000,000    5.96%, due 08/02/95   . . . . . . . 9,947,022
                                                 ----------

                                                110,941,739
                                                -----------

            CAPTIVE BORROWING CONDUIT (2.7%)
            BTR Dunlop Finance Inc.
 5,242,000    5.95%, due 07/13/95   . . . . . . . 5,231,603
 5,000,000    5.92%, due 08/03/95   . . . . . . . 4,972,867
            Prudential Funding Corp.
 9,323,000    6.00%, due 07/13/95   . . . . . . . 9,304,354
                                                  ---------

                                                 19,508,824
                                                 ----------

            CHEMICALS (1.4%)
            Great Lakes Chemical Corp.
 1,000,000    6.00%, due 07/06/95   . . . . . . .   999,167
 4,000,000    5.97%, due 07/21/95   . . . . . . . 3,986,733
            Monsanto Co.
 5,000,000    5.85%, due 09/11/95   . . . . . . . 4,941,500
                                                  ---------

                                                  9,927,400
                                                  ---------

            CONSUMER SALES FINANCE (12.3%)
            American Express Credit Corp.
 8,000,000    6.10%, due 07/06/95   . . . . . . . 7,993,223
 1,000,000    5.95%, due 07/07/95   . . . . . . .   999,008
 8,100,000    5.93%, due 07/07/95   . . . . . . . 8,091,995
 3,000,000    6.00%, due 07/24/95   . . . . . . . 2,988,500
            Associates Corp. of North America
10,000,000    5.85%, due 07/06/95   . . . . . . . 9,991,875
10,384,000    5.94%, due 07/14/95   . . . . . . .10,361,726
 6,556,000    5.91%, due 08/11/95   . . . . . . . 6,511,873
            Avco Financial Services, Inc.
 5,000,000    5.87%, due 07/11/95   . . . . . . . 4,991,847
 3,000,000    6.00%, due 07/24/95   . . . . . . . 2,988,500
 8,526,000    5.96%, due 07/25/95   . . . . . . . 8,492,124
 6,393,000    5.94%, due 08/07/95   . . . . . . . 6,353,971
 2,000,000    5.83%, due 08/08/95   . . . . . . . 1,987,692
            Commercial Credit Co.
 4,622,000    5.97%, due 07/25/95   . . . . . . . 4,603,604
            Norwest Financial, Inc.
 3,483,000    6.09%, due 07/07/95   . . . . . . . 3,479,465
 7,000,000    5.95%, due 07/20/95   . . . . . . . 6,978,018
                                                  ---------

                                                 86,813,421
                                                 ----------

            CORPORATE CREDIT UNIONS (2.6%)
            U.S. Central Credit Union
 8,570,000    5.95%, due 07/17/95   . . . . . . . 8,547,337
10,000,000    6.00%, due 07/28/95   . . . . . . . 9,955,000
                                                  ---------

                                                 18,502,337
                                                 ----------

           DIVERSIFIED FINANCE (6.4%)
           General Electric Capital Corp.
 2,000,000   5.90%, due 08/08/95    . . . . . . . 1,987,546

MONEY MARKET FUND  STATEMENT OF INVESTMENTS -  JUNE 30, 1995 (UNAUDITED) - CONTINUED
      ------------------------------------------------------------
      PRINCIPAL          SECURITY                    VALUE(NOTE 1)
      ------------------------------------------------------------
      $1,000,000    5.90%, due 08/10/95   . . . . . . $    993,444
       2,000,000    5.86%, due 09/05/95   . . . . . .    1,978,513
       5,000,000    5.86%, due 09/21/95   . . . . . .    4,933,261
       2,000,000    5.80%, due 09/26/95   . . . . . .    1,971,967
       1,600,000    6.16%, due 10/11/95   . . . . . .    1,572,075
       3,000,000    5.62%, due 10/19/95   . . . . . .    2,948,483
       2,565,000    5.68%, due 11/22/95   . . . . . .    2,506,723
                  Transamerica Finance Corp.
       4,000,000    5.90%, due 08/02/95   . . . . . .    3,979,022
       5,000,000    6.05%, due 08/04/95   . . . . . .    4,971,431
       9,874,000    5.88%, due 08/08/95   . . . . . .    9,812,715
       6,588,000    6.02%, due 08/15/95   . . . . . .    6,538,425
       1,000,000    5.67%, due 11/13/95   . . . . . .      978,738
                                                      ------------
                                                        45,172,342
                                                      ------------
                  FINANCE (1.3%)
                  Nestle Capital Corp.
       1,500,000    5.87%, due 09/05/95   . . . . . .    1,483,857
       7,840,000    5.70%, due 09/05/95   . . . . . .    7,758,072
                                                      ------------
                                                         9,241,929
                                                      ------------
                  FINANCIAL SERVICES/UTILITIES (0.8%)
                  National Rural Utilities Cooperative
       4,675,000    5.93%, due 07/21/95   . . . . . .    4,659,598
       1,000,000    5.96%, due 08/14/95   . . . . . .      992,716
                                                      ------------
                                                         5,652,314
                                                      ------------
                  FOOD & BEVERAGES (3.6%)
                  CPC International Inc.
       9,838,000    5.90%, due 08/25/95   . . . . . .    9,749,321
       5,000,000    5.90%, due 08/29/95   . . . . . .    4,951,653
      10,700,000    5.80%, due 09/21/95   . . . . . .   10,558,641
                                                      ------------
                                                        25,259,615
                                                      ------------
                  INSURANCE (5.0%)
                  American General Corp.
      10,000,000    5.97%, due 07/24/95   . . . . . .    9,961,858
                  Old Republic Capital Corp.
       2,000,000    6.18%, due 07/06/95   . . . . . .    1,998,283
       3,000,000    6.10%, due 07/06/95   . . . . . .    2,997,458
       7,000,000    6.05%, due 08/16/95   . . . . . .    6,945,886
      10,000,000    5.67%, due 10/04/95   . . . . . .    9,850,375
                  Principal Mutual Life Insurance Co.
       3,348,000    5.97%, due 07/13/95   . . . . . .    3,341,338
                                                      ------------
                                                        35,095,198
                                                      ------------
                  LEASE FINANCING (4.5%)
                  Fleet Funding Inc.
       2,000,000    6.00%, due 07/21/95 . . . . . . .    1,993,333
       6,000,000    6.00%, due 07/28/95 . . . . . . .    5,973,000
                  PHH Corp.
      12,625,000    5.87%, due 07/12/95 . . . . . . .   12,602,356
       2,670,000    5.97%, due 07/17/95 . . . . . . .    2,662,916
       8,800,000    5.95%, due 07/27/95 . . . . . . .    8,762,184
                                                      ------------
                                                        31,993,789
                                                      ------------
                  OFFICE EQUIPMENT (0.7%)
                  Pitney Bowes Credit Corp.
       5,000,000    6.03%, due 09/08/95 . . . . . . .    4,942,214
                                                      ------------
                  OIL & GAS (1.4%)
                  Koch Industries, Inc.
      10,000,000    6.20%, due 07/05/95 . . . . . . .    9,993,110
                                                      ------------
                  OIL & GAS: EQUIPMENT (3.2%)
                  Chevron Transport Corp.
       8,000,000    5.95% due 07/07/95 . . . . . . .     7,992,067
       7,000,000    5.97% due 07/19/95 . . . . . . .     6,979,105
       8,000,000    5.96% due 08/01/95 . . . . . . .     7,958,942
                                                      ------------
                                                        22,930,114
                                                      ------------









      ------------------------------------------------------------
      PRINCIPAL         SECURITY                     VALUE(NOTE 1)
      ------------------------------------------------------------
                  PAPER AND FOREST PRODUCTS (3.5%)
                  Sonoco Products Co.
     $ 2,000,000    5.95%, due 07/11/95 . . . . . . . $  1,996,694
       8,000,000    5.93%, due 07/18/95 . . . . . . .    7,977,598
      10,000,000    5.97%, due 07/31/95 . . . . . . .    9,950,250
       5,000,000    6.00%, due 08/04/95 . . . . . . .    4,971,667
                                                      ------------
                                                        24,896,209
                                                      ------------
                  PHARMACEUTICALS/PERSONAL CARE (3.1%)
                  Ciba-Geigy Corp.
         325,000    6.00%, due 07/10/95 . . . . . . .      324,513
       7,000,000    5.98%, due 07/10/95 . . . . . . .    6,989,535
       4,523,000    5.97%, due 07/11/95 . . . . . . .    4,515,499
                  Pfizer Inc.
      10,000,000    5.90%, due 08/09/95 . . . . . . .    9,936,083
                                                      ------------
                                                        21,765,630
                                                      ------------
                  PREMIUM FINANCE (0.7%)
                  A.I. Credit Corp.
       5,000,000    5.92%, due 08/16/95 . . . . . . .    4,962,178
                                                      ------------
                  PRINTING & PUBLISHING (0.6%)
                  Donnelley (RR) & Sons Co.
       4,750,000    5.95%, due 07/17/95 . . . . . . .    4,737,439
                                                      ------------
                  TELECOMMUNICATIONS (2.4%)
                  AT&T Corp.
       4,000,000    6.07%, due 07/17/95 . . . . . . .    3,989,209
       6,050,000    5.74%, due 10/06/95 . . . . . . .    5,956,430
       6,000,000    6.05%, due 10/16/95 . . . . . . .    5,892,108
       1,000,000    5.75%, due 11/10/95 . . . . . . .      978,917
                                                      ------------
                                                        16,816,664
                                                      ------------
                  TRANSPORTATION (2.1%)
                  Norfolk & Southern Railway
       5,000,000    5.85%, due 09/11/95 . . . . . . .    4,941,500
      10,000,000    5.80%, due 09/27/95 . . . . . . .    9,858,222
                                                      ------------
                                                        14,799,722
                                                      ------------
                  RETAIL TRADE (0.8%)
                  Wal-Mart Stores Inc.
       3,700,000    6.10%, due 07/03/95 . . . . . . .    3,698,746
       2,000,000    5.85%, due 09/07/95 . . . . . . .    1,977,900
                                                      ------------
                                                         5,676,646
                                                      ------------
                  Total commercial paper
                  (cost $644,231,705).  . . . . . . .  644,231,705
                                                      ------------
                  U.S. GOVERNMENT & AGENCY SHORT-TERM (1.8%)
                  FNMA medium-term note
       5,000,000    5.71%, due 06/10/96 . . . . . . .    4,998,442
                  U.S. Treasury Bills
       4,000,000    5.265%, due 07/27/95  . . . . . .    3,984,205
       4,000,000    5.35%, due 08/24/95 . . . . . . .    3,967,305
                                                      ------------

                  Total U.S. Government & Agency
                  obligations (cost $12,949,952)  . .   12,949,952
                                                      ------------
                  Total investments
                  (cost $708,480,400) . . . . . . . . $708,480,400
                                                      ============

Cost also represents cost for Federal income tax purposes. Portfolio holding percentages represent market value as a percent of net assets.

See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      Statements of Assets and Liabilities

                                 June 30, 1995
                                  (Unaudited)


                                                  Capital Appreciation       Total Return
          Assets                                          Fund                   Fund
          ------                                          ----                   ----
Investments in securities, at value
   (cost $56,040,808 and $553,351,706,
   respectively)                                      $ 62,503,900            680,370,674
Cash                                                       119,331                  1,636
Accrued interest and dividends receivable                  140,242              1,422,780
Receivable for investment securities sold                  169,640                    160
                                                      ------------            -----------
Total assets                                            62,933,113            681,795,250
                                                      ------------            -----------
         Liabilities
         -----------

Payable for investment securities purchased                184,691                387,000
Accrued management fees (note 2)                            25,427                276,838
Other accrued expenses                                       3,432                 18,894
                                                      ------------            -----------
Total liabilities                                          213,550                682,732
                                                      ------------            -----------
NET ASSETS                                            $ 62,719,563            681,112,518
                                                      ============            ===========
Represented by:
   Capital shares, $1 par value outstanding              5,264,595             61,367,130
   Capital paid in excess of par value                  50,653,143            478,858,200
   Net unrealized appreciation                           6,463,092            127,018,968
   Accumulated undistributed net
      realized gain                                        320,564             13,574,727
   Accumulated undistributed net
      investment income                                     18,169                293,493
                                                      ------------            -----------
NET ASSETS                                              62,719,563            681,112,518
                                                      ============            ===========
Shares outstanding (unlimited number of
   shares authorized)                                    5,264,595             61,367,130
                                                      ============            ===========
Net asset, offering and redemption price per share          $11.91                  11.10
                                                            ======                 ======

     See accompanying notes to financial statements.



                       NATIONWIDE SEPARATE ACCOUNT TRUST

                     Statements of Assets and Liabilities

                                 June 30, 1995
                                  (Unaudited)



                                                        Government Bond         Money Market
          Assets                                              Fund                  Fund
          ------                                              ----                  ----
Investments in securities, at value
    (cost $401,888,312 and $708,480,400,
    respectively)                                         $ 414,261,282          708,480,400
Accrued interest receivable                                   3,550,021               17,447
Receivable for fund shares sold                                   -                  736,489
Receivable for investment securities sold                    45,076,177           38,320,000
                                                            -----------          -----------
Total assets                                                462,887,480          747,554,336
                                                            -----------          -----------
         Liabilities
         -----------

Payable for investment securities purchased                  43,662,900           29,700,717
Payable for fund shares redeemed                                  -                9,077,806
Accrued management fees (note 2)                                172,589              276,808
Other accrued expenses                                           20,180               16,322
                                                            -----------          -----------
Total liabilities                                            43,855,669           39,071,653
                                                            -----------          -----------
NET ASSETS                                                 $419,031,811          708,482,683
                                                            ===========          ===========
Represented by:
   Capital shares, $1 par value outstanding                  37,924,932          708,488,590
   Capital paid in excess of par value                      376,512,882                -
   Net unrealized appreciation                               12,372,970                -
   Accumulated undistributed net
      realized loss                                          (7,931,514)              (5,384)
   Accumulated undistributed net
      investment income                                         152,541                -
   Accumulated distributions in excess
      of net investment income                                    -                     (523)
                                                            -----------          -----------
NET ASSETS                                                 $419,031,811          708,482,683
                                                            ===========          ===========
Shares outstanding (unlimited number of
   shares authorized)                                        37,924,932          708,488,590
                                                            ===========          ===========
Net asset, offering and redemption price per share               $11.05                 1.00
                                                                 ======                 ====

     See accompanying notes to financial statements.


                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            Statements of Operations

                         Six Months Ended June 30, 1995
                                  (Unaudited)


                                                       Capital
                                                    Appreciation            Total Return
                                                        Fund                     Fund
                                                        ----                     ----
INVESTMENT INCOME:
   Income:
      Interest                                        $ 144,520              2,761,827
      Dividends                                         576,718              8,058,482
                                                      ---------             ----------
         Total income                                   721,238             10,820,309
                                                      ---------             ----------
   Expenses (note 2):
      Investment management fees                        149,172              1,528,742
      Custodian fees                                      6,963                  7,451
      Professional services                               1,735                 17,101
      Trustees fees and expenses                             22                    630
      Share registration fees                               317                  1,477
      Other                                               3,734                 14,030
                                                      ---------             ----------
         Total expenses                                 161,943              1,569,431
                                                      ---------             ----------
                  Net investment income                 559,295              9,250,878
                                                      ---------             ----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS (note 3):

   Net realized gain from security
      transactions                                      542,217             13,574,727

   Net change in unrealized
      appreciation                                    4,606,359             68,913,881
                                                      ---------             ----------
                  Net realized and unrealized
                  gain on investments                 5,148,576             82,488,608
                                                      ---------             ----------
                  Net increase in
                  net assets resulting
                  from operations                   $ 5,707,871             91,739,486
                                                     ==========             ==========

   See accompanying notes to financial statements.

                        NATIONWIDE SEPARATE ACCOUNT TRUST

                            Statements of Operations

                         Six Months Ended June 30, 1995
                                  (Unaudited)

                                                        Government Bond           Money Market
                                                              Fund                    Fund
                                                              ----                    ----
 INVESTMENT INCOME:
    Income:
        Interest                                          $ 14,280,952             21,623,178
                                                           -----------             ----------
    Expenses (note 2):
        Investment management fees                           1,007,515              1,748,623
        Custodian fees                                           7,698                 17,606
        Professional services                                   11,802                 21,914
        Trustees fees and expenses                                 370                    737
        Share registration fees                                    -                    9,977
        Other                                                   11,182                 10,675
                                                           -----------             ----------
           Total expenses                                    1,038,567              1,809,532
                                                           -----------             ----------
                    Net investment income                   13,242,385             19,813,646
                                                           -----------             ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS (note 3):

    Net realized gain (loss) from security
        transactions
                                                             1,654,935                 (5,384)
     Net change in unrealized
        appreciation or depreciation                        30,478,536                    -
                                                           -----------             ----------
                    Net realized and unrealized
                    gain (loss) on investments              32,133,471                 (5,384)
                                                           -----------             ----------
                    Net increase in
                    net assets resulting
                    from operations                       $ 45,375,856             19,808,262
                                                           ===========             ==========



See accompanying notes to financial statememts.

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      Statements of Changes In Net Assets

                                                                   Capital Appreciation Fund
                                                             --------------------------------------
                                                                 Six
                                                             Months Ended
                                                             June 30, 1995            Year Ended
                                                              (Unaudited)         December 31, 1994
                                                             -------------        -----------------
Increase (decrease) in net assets:
    Operations:
       Net investment income                                 $     559,295              837,482
       Net realized gain on investments                            542,217              346,937
       Net change in unrealized appreciation
           or depreciation                                       4,606,359           (1,498,651)
                                                             -------------        -------------
              Net increase (decrease) in
                 net assets resulting from operations            5,707,871             (314,232)
                                                             -------------        -------------
    Dividends to shareholders from:
       Net investment income                                      (542,344)            (837,482)
       In excess of net investment income                             -                 (11,912)
                                                             -------------        -------------
              Net decrease in net assets from
                 distributions to shareholders                    (542,344)            (849,394)
                                                             -------------        -------------
    Capital share transactions:
       Net proceeds from sale of shares                         10,520,763           30,484,929
       Net asset value of shares issued to
           shareholders from reinvestment
           of dividends and distributions                          889,817              501,921
       Cost of shares redeemed                                 (14,298,644)          (8,306,890)
                                                             -------------        -------------
              Net increase (decrease) in net
                 assets derived from capital share
                 transactions                                   (2,888,064)          22,679,860
                                                             -------------        -------------

NET INCREASE IN NET ASSETS                                       2,277,463           21,516,234

NET ASSETS - BEGINNING OF PERIOD                                60,442,100           38,925,866
                                                             -------------        -------------
NET ASSETS - END OF PERIOD                                   $  62,719,563           60,442,100
                                                             =============        =============
Undistributed net realized gain (loss)
    on investments included in net
    assets at end of period                                  $     320,564             (221,653)
                                                             =============        =============

Undistributed net investment income
    included in net assets at end of
    period                                                   $      18,169                1,218
                                                             =============        =============

Shares sold                                                        921,860            2,762,464
Shares issued to shareholders from
    reinvestment of dividends and
    distributions                                                   78,259               46,200
Shares redeemed                                                 (1,268,516)            (752,522)
                                                             -------------        -------------
           Net increase (decrease) in
             number of shares                                     (268,397)           2,056,142
                                                             =============        =============

         See accompanying notes to financial statements.


                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      Statements of Changes in Net Assets


                                                                Total Return Fund
                                                         ----------------------------------
                                                             Six
                                                         Months Ended
                                                         June 30, 1995        Year Ended
                                                          (Unaudited)     December 31, 1994
                                                         -------------    -----------------
Increase (decrease) in net assets:
   Operations:
       Net investment income                            $ 9,250,878          14,106,978
       Net realized gain on investments                  13,574,727          12,868,879
       Net change in unrealized appreciation
          or depreciation                                68,913,881         (22,354,876)
                                                        -----------         -----------
            Net increase in net assets
             resulting from operations                   91,739,486           4,260,981
                                                        -----------         -----------

   Dividends to shareholders from:
       Net investment income                             (8,981,966)        (14,258,556)
       Net realized gain from security
               transactions                                  -              (12,868,879)
                                                        -----------         -----------
             Net decrease in net assets from
               distributions to shareholders             (8,981,966)        (27,127,435)
                                                        -----------         -----------
   Capital share transactions:
       Net proceeds from sale of shares                  64,535,095         118,067,999
       Net asset value of shares issued to
          shareholders from reinvestment
          of dividends and distributions                 26,016,851          10,092,549
       Cost of shares redeemed                          (27,017,896)        (27,076,015)
                                                        -----------         -----------
             Net increase in net assets
               derived from capital share
               transactions                              63,534,050         101,084,533
                                                        -----------         -----------

NET INCREASE IN NET ASSETS                              146,291,570          78,578,079

NET ASSETS - BEGINNING OF PERIOD                        534,820,948         456,242,869
                                                        -----------         -----------

NET ASSETS - END OF PERIOD                             $681,112,518         534,820,948
                                                        ===========         ===========

Undistributed net realized gain on
   investments included in net assets
   at end of period                                    $ 13,574,727              -
                                                        ===========         ===========

Undistributed net investment income
   included in net assets at end of
   period                                              $    293,493              24,581
                                                        ===========         ===========

Shares sold                                               6,221,718          11,644,751
Shares issued to shareholders from
   reinvestment of dividends and
   distributions                                          2,592,504           1,006,173
Shares redeemed                                          (2,597,215)         (2,679,189)
                                                        -----------         -----------
          Net increase in number
            of shares                                     6,217,007           9,971,735
                                                        ===========         ===========

See accompanying notes to financial statements.

                        NATIONWIDE SEPARATE ACCOUNT TRUST
                      Statements of Changes in Net Assets

                                                                                Government Bond Fund
                                                                                --------------------
                                                                            Six
                                                                       Months Ended
                                                                       June 30, 1995             Year Ended
                                                                        (Unaudited)           December 31, 1994
                                                                      --------------          -----------------
Increase (decrease) in net assets:
   Operations:
       Net investment income                                            $ 13,242,385              25,873,023
       Net realized gain (loss) on investments                             1,654,935              (9,586,449)
       Net change in unrealized appreciation
            or depreciation                                               30,478,536             (30,390,066)
                                                                        ------------            ------------
              Net increase (decrease) in net assets
                 resulting from operations                                45,375,856             (14,103,492)
                                                                        ------------            ------------
   Dividends to shareholders from
       net investment income                                             (13,108,385)            (25,947,244)
                                                                        ------------            ------------
   Capital share transactions:
       Net proceeds from sale of shares                                   43,608,928              65,517,795
       Net asset value of shares issued to
           shareholders from reinvestment
           of dividends and distributions                                 20,018,195              19,037,434
       Cost of shares redeemed                                           (68,115,704)            (86,835,833)
                                                                        ------------            ------------
              Net decrease in net
                 assets derived from capital
                 share transactions                                       (4,488,581)             (2,280,604)
                                                                        ------------            ------------

NET INCREASE (DECREASE) IN NET ASSETS                                     27,778,890             (42,331,340)

NET ASSETS - BEGINNING OF PERIOD                                         391,252,921             433,584,261
                                                                        ------------            ------------
NET ASSETS - END OF PERIOD                                              $419,031,811             391,252,921
                                                                        ============            ============
Undistributed net realized loss
   on investments included in net
   assets at end of period                                              $ (7,931,514)             (9,586,449)
                                                                        ============            ============
Undistributed net investment income
   included in net assets at end of
   period                                                               $    152,541                  18,541
                                                                        ============            ============

Shares sold                                                                4,079,607               6,207,952
Shares issued to shareholders from
   reinvestment of dividends and
   distributions                                                           1,893,741               1,808,620
Shares redeemed                                                           (6,415,643)             (8,140,889)
                                                                        ------------            ------------
           Net decrease in
              number of shares                                              (442,295)               (124,317)
                                                                        ============            ============

[FN]

See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                      Statements of Changes in Net Assets

                                                                        Money Market Fund
                                                                        -----------------
                                                                    Six
                                                               Months Ended
                                                              June,30, 1995         Year Ended
                                                               (Unaudited)       December 31, 1994
                                                              -------------      -----------------
Increase (decrease) in net assets:
   Operations:
      Net investment income                                   $ 19,813,646            26,149,226
      Net realized gain (loss) on investments                       (5,384)                1,195
                                                              ------------          ------------
      Net increase in net assets
               resulting from operations                        19,808,262            26,150,421
                                                              ------------          ------------
   Dividends to shareholders from:
      Net investment income                                    (19,814,267)          (26,148,730)
      In excess of net investment income                              (523)                -
      Net realized gain from security
                transactions                                        -                       (548)
                                                              ------------          ------------
             Net decrease in net assets from
                distributions to shareholders                  (19,914,790)          (26,149,278)
                                                              ------------          ------------
   Capital share transactions:
      Net proceeds from sale of shares                         379,097,877         1,245,852,351
      Net asset value of shares issued to
          shareholders from reinvestment
          of dividends and distributions                        23,771,725            22,191,860
      Cost of shares redeemed                                 (522,407,037)         (791,816,873)
                                                              ------------          ------------
             Net increase (decrease) in net
                assets derived from capital
                share transactions                            (119,537,435)          476,227,338
                                                              ------------          ------------

NET INCREASE (DECREASE) IN NET ASSETS                         (119,543,963)          476,228,481

NET ASSETS - BEGINNING OF PERIOD                               828,026,646           351,798,165
                                                              ------------          ------------
NET ASSETS - END OF PERIOD                                    $708,482,683           828,026,646
                                                              ============          ============
Undistributed net realized loss on
   investments included in net assets
   at end of period                                           $     (5,384)              -
                                                              ============          ============
Undistributed net investment income
   (distributions in excess of net
   investment income) included in net
   assets at end of period                                    $       (523)                  621
                                                              ============          ============
Shares sold                                                    379,097,877         1,245,852,351
Shares issued to shareholders from
   reinvestment of dividends and
   distributions                                                23,771,725            22,191,860
Shares redeemed                                               (522,407,031)         (791,816,873)
                                                              ------------          ------------
          Net increase (decrease) in number
          of shares                                           (119,537,435)          476,227,338
                                                              ============          ============

[FN]

See accompanying notes to financial statements.

                      NATIONWIDE SEPARATE ACCOUNT TRUST
                              Financial Highlights

                 Selected data for each share of capital stock
                       outstanding throughout each period

                           Capital Appreciation Fund

                                                                                                 Period from
                                                                                                Apr. 15, 1992
                                                       Six                                      (commencement
                                                   Months Ended         Years Ended             of operations)
                                                   Jun. 30, 1995        December 31,               through
                                                   (Unaudited)        1994        1993          Dec. 31, 1992
                                                   -------------      ----        ----          -------------
NET ASSET VALUE -
   BEGINNING OF PERIOD (Note 1)                       $10.92         11.20       10.46              10.00

Net investment Income                                    .11           .18         .26                .10

Net realized gain (loss) and unrealized
   appreciation (depreciation) on
   investinents                                          .99          (.28)        .74                .48
                                                       -----         -----       -----              -----
        Total from investment operations                1.10          (.10)       1.00                .58
                                                       -----         -----       -----              -----
Dividends from net investment income                    (.11)         (.18)       (.26)              (.10)

Distributions from net realized gain                      -             -           -                (.02)
   from security transactions
                                                       -----         -----       -----              -----

        Total distributions                             (.11)         (.18)       (.26)              (.12)
                                                       -----         -----       -----              -----

Net increase (decrease) in net asset
   value                                                 .99          (.28)        .74                .46

NET ASSET VALUE -
   END OF PERIOD                                      $11.91         10.92       11.20              10.46
                                                       =====         =====       =====              =====

Total return*                                          10.05%         (.90%)      9.61%             10.92%

Ratio of expenses to average net assets*                 .54%          .56%        .59%               .69%

Ratio of net investment income to
   average net assets*                                  1.87%         1.76%       2.82%              1.95%

Portfolio turnover                                       9.3%        11.21%      16.9%               5.0%

Net assets, end of period (000)                      $62,720        60,442     38,926             18,800



* Ratios for partial years are annualized. Total return is not annualized. See accompanying notes to financial statements.


                       NATIONWIDE SEPARATE ACCOUNT TRUST
                              Financial Highlights

                 Selected data for each share of capital stock
                       outstanding throughout each period

                               Total Return Fund

                                             Six Months
                                               Ended                    Years Ended December 31,
                                           June 30, 1995   --------------------------------------------------
                                            (Unaudited)     1994       1993       1992       1991       1990
                                           -------------    ----       ----       ----       ----       ----
NET ASSET VALUE -
    BEGINNING OF PERIOD                        $ 9.70      10.10       9.46       9.07       6.74       7.77

Net investment income                             .15        .21        .23        .25        .22        .31

Net realized gain (loss) and
    unrealized appreciation
    (depreciation) on investments                1.40       (.10)       .79        .48       2.34       (.94)
                                                 ----       ----       ----       ----       ----       ----

       Total from investment operations          1.55        .11       1.02        .73       2.56       (.63)
                                                 ----       ----       ----       ----       ----       ----

Dividends from net investment income             (.15)      (.28)      (.24)      (.25)      (.23)      (.28)

Distributions from net realized gain
    from security transactions                      -       (.23)      (.14)      (.09)        -        (.12)
                                                 ----       ----       ----       ----       ----       ----

       Total distributions                       (.15)      (.51)      (.38)      (.34)      (.23)      (.40)
                                                 ----       ----       ----       ----       ----       ----

Net increase (decrease) in
    net asset value                              1.40       (.40)       .64        .39       2.33      (1.03)

NET ASSET VALUE -
    END OF PERIOD                              $11.10       9.70      10.10       9.46       9.07       6.74
                                                =====       ====       ====       ====       ====       ====

Total return*                                   16.04%      1.07%     10.92%      8.18%     38.49%     (8.03%)

Ratio of expenses to average
    net assets*                                  .51%       .52%       .53%       .53%       .53%       .54%

Ratio of net investment income
    to average net assets*                      3.03%      2.76%      2.51%      2.69%      2.74%      4.31%

Portfolio turnover                               5.5%      12.1%       9.8%      12.5%      14.5%      38.1%

Net assets, end of period (000)              $681,113    534,821    456,243    334,917    250,701    162,661

* Ratios for partial years are annualized. Total return is not annualized. See accompanying notes to financial statements.


                       NATIONWIDE SEPARATE ACCOUNT TRUST
                              Financial Highlights

                 Selected data for each share of capital stock
                       outstanding throughout each period

                              Government Bond Fund


                                              Six Months
                                                 Ended                    Years Ended December 31,
                                             June 30, 1995     --------------------------------------------
                                              (Unaudited)      1994      1993      1992      1991      1990
                                             -------------     ----      ----      ----      ----      ----
 NET ASSET VALUE -
    BEGINNING OF PERIOD                          $10.20       11.26     10.92     11.24      10.40     10.31

 Net investment income                              .35         .69       .71       .98        .86       .88

 Net realized gain (loss) and unrealized
    appreciation (depreciation) on
    investments                                     .85       (1.06)      .32      (.14)       .82       .06
                                                    ---       ------      ---      -----       ---       ---

        Total from investment operations           1.20        (.37)     1.03       .84       1.68       .94
                                                   ----        -----     ----       ---       ----       ---

 Dividends from net investment income              (.35)       (.69)     (.66)     (.93)      (.84)     (.85)

 Distributions from net realized gain
    from investment transactions                      -          -       (O.3)     (.23)        -         -
                                                   -----       -----    -----     -----       -----     -----

        Total distributions                        (.35)       (.69)     (.69)    (1.16)      (.84)     (.85)
                                                   -----       -----    -----     -----       -----     -----

 Neu increase (decrease) in
    net asset value                                 .85       (1.06)      .34      (.32)       .84       .09

 NET ASSET VALUE -
    END OF PERIOD                                $11.05       10.20     11.26     10.92      11.24     10.40
                                                  =====       =====     =====     =====      =====     =====

 Total return*                                    11.88%      (3.23)%    9.52%     7.87%     16.70%     9.49%

 Ratio of expenses to average
    net assets*                                     .52%        .51%      .53%      .53%       .55%      .55%

 Ratio of net investment income
    to average net assets*                         6.57%       6.46%     5.91%     8.75%      8.07%     8.70%

 Portfolio turnover                                63.2%      111.4%    175.4%     73.8%      77.7%    127.8%

 Net Assets, end of period (000)               $419,032     391,253   433,584   301,841    198,769   113,399

 *Ratios for partical years are annualized.  Total return is not annualized.


 See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                              Financial Highlights

                 Selected data for each share of capital stock
                       outstanding throughout each period

                               Money Market Fund


                                                  Six Months
                                                    Ended                         Years Ended December 31,
                                                June 30, 1995         -------------------------------------------------
                                                  (Unaudited)         1994      1993       1992        1991        1990
                                                --------------        ----      ----       ----        -----       ----
 NET ASSET VALUE -
     BEGINNING OF PERIOD                            $1.00             1.00      1.00       1.00        1.00        1.00

 Net investment income                                .03              .04       .03         03         .06         .08

 Dividends from net investment income                (.03)            (.04)     (.03)      (.03)       (.06)       (.08)
                                                     ----             ----      ----       ----        ----        ----

 Net increase in net asset value                        -               -         -          -           -           -

 NET ASSET VALUE -
     END OF PERIOD                                  $1.00             1.00      1.00       1.00        1.00        1.00
                                                     ====             ====      ====       ====        ====        ====

 Total return*                                      2.83%             3.88%     2.76%      3.40%       5.84%       8.03%

 Ratio of expenses to average
     net assets*                                     .52%              .54%      .53%       .53%        .54%        .55%

 Ratio of net investment income
     to average net assets*                         5.67%             4.00%     2.72%      3.36%       5.65%       7.74%

 Net Assets, end of period                       $708,483           828,027   351,798    330,011     363,502     330,586



[FN]

 *Ratios for partial years are annualized.  Total return is not annualized.

 See accompanying notes to financial statements.

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                         Notes to Financial Statements

                                 June 30, 1995
                                  (Unaudited)





(1)  Summary of Significant Accounting Policies
     ------------------------------------------
     Nationwide Separate Account Trust (Trust) is a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust offers shares only to life insurance company separate accounts to fund the benefits under variable insurance or annuity policies issued by life insurance companies. The Trust was organized as a Massachusetts Trust effective June 30, 1981. To date, only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (formerly Financial Horizons Life Insurance Company), which are affiliated companies, have purchased shares.

     On February 27, 1992, the Trust was amended to create the Capital
           Appreciation Fund. On April 15, 1992, the Fund was capitalized through the sale of capital stock to Nationwide Life Insurance Company in the amount of $500,000. On May 1, 1992, the Fund became effective and sales of shares commenced.

     Security Valuation
     ------------------

     (a) Capital Appreciation, Total Return and Government Bond Fund
         -----------------------------------------------------------
         Securities traded on a national securities exchange are valued at closing prices. Listed securities for which no sale was reported on the valuation date are valued at quoted bid prices. Short-term notes and bank certificates of deposit are valued at amortized cost, which approximates market.

         The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian.

     (b)  Money Market Fund
          -----------------
          Securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

                                                                     (Continued)

                       NATIONWIDE SEPARATE ACCOUNT TRUST

           Federal Income Taxes
           --------------------

           The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Each Fund of the Trust is treated as a separate taxable entity.


           Organization Expenses
           ---------------------

           Initital organization expenses of the Capital Appreciation Fund have been borne by Nationwide Financial Services, Inc., the Fund's distributor.


           Security Transactions and Investment Income
           -------------------------------------------

           Security transactions are recorded on the trade date. Dividend income is recorded on an accrual basis; interest income is accrued daily.


           Dividends to Shareholders
           -------------------------

           (a) Capital Appreciation, Total Return and Government Bond Fund
               ------------------------------------------------------------

                Dividends are recorded on the ex-dividend date.


           (b) Money Market Fund
               -----------------

               Dividends are declared daily and paid monthly from the sum of net investment income and net realized and unrealized short-term gain or loss.


           Income Equalization
           -------------------

           Prior to March 1, 1994, the Total Return Fund and Government Bond
               Fund followed the accounting practice known as income equalization by which a portion of the proceeds from sales and costs of redemptions of capital shares, equivalent on a per share basis to the amount of distributable investment income on the date of the transaction, is credited or charged to undistributed income.

           Effective March 1, 1994, income equalization for the Total Return and Government Bond Funds was discontinued. As a result, the Funds changed the classification of undistributed income to reflect this accounting change. Accordingly, undistributed net investment income, paid in surplus, and income equalization as of February 28, 1994, were adjusted as follows:


                                           Undistributed Net    Paid In      Income
                                           Investment Income    Surplus   Equalization
                                           -----------------    -------   ------------
               Total Return Fund              $(2,900,287)     3,045,612   (145,325)
               Government Bond Fund            (7,014,002)     6,888,605    125,397


                                                                     (Continued)

                       NATIONWIDE SEPARATE ACCOUNT TRUST

           (2)  Transactions with Affiliates
                ----------------------------

                As investment manager for the Trust, Nationwide Financial
                    Services, Inc. (NFS), an affiliated company, is allowed an annual management fee of .5% based on the average daily net assets; this fee would not be payable in full if the effect of such payment would increase total expense (excluding taxes other than payroll taxes and brokerage commissions on portfolio transactions) to an amount exceeding 1% of average daily net assets for any fiscal year. Such limitations on total expenses did not affect management fees during the period covered by the financial statements.

                A subsidiary of NFS (Nationwide Investors Services, Inc.) acts as Transfer and Dividend Disbursing Agent for the Trust.


          (3) Investment Transactions
              -----------------------

                Purchases and sales of securities (excluding short-term
                    securities) and U.S. government obligations for the six months ended June 30, 1995 are summarized as follows:

                                           Long-term Securities     U.S. Government obligations
                                           ---------------------    ---------------------------
                                            Purchases    Sales       Purchases          Sales
                                           ----------   -------     ----------        ---------
                    Cap. Apprec. Fund     $ 7,509,592    6,679,998       -            3,649,873
                    Total Return Fund      64,134,234   28,479,527  151,655,000      35,743,894
                    Govt. Bond Fund        10,547,129       -       236,251,379     254,167,050
                    Money Market Fund         -             -            -               -
                                           ==========   ==========  ===========      ==========


                Realized gains and losses have been computed on the
                    first-in, first-out basis. Included in net unrealized
                    appreciation at June 30, 1995 are the following components:
                                                                                       Net
                                                                                     unrealized
                                                Unrealized        Unrealized        appreciation
                                                  gains             losses         (depreciation)
                                                ----------        ----------       -------------
                    Capital Appreciation Fund   $ 8,374,178       (1,911,086)        6,463,092
                    Total Return Fund           132,954,393       (5,935,425)      127,018,968
                    Government Bond Fund         13,896,179       (1,523,209)       12,372,970
                                                ===========       ==========       ===========

                                    PART C

                               OTHER INFORMATION




ITEM 24.   FINANCIAL STATEMENT AND EXHIBITS
           (a) Financial Statements:                                Nationwide Separate Account Trust
                                                                        --Total Return Fund
                                                                        --Capital Appreciation Fund
                                                                        --Government Bond Fund
                                                                        --Money Market Fund


                            (1) Financial statements and schedules included in the Prospectus for the Funds (except the Small Company Fund) (Part A):

                                 Financial Highlights

                            (2) Financial statements and schedules included in Part B:

                                 Those schedules required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus for the Funds (except the Small Company Fund) (Part
                                 A).

                                 Independent Auditors' Report

                                 Statements of Investments as of December 31,
                                 1994.

                                 Statements of Assets and Liabilities as of December 31, 1994.

                                 Statements of Operations for the year ended
                                 December 31, 1994.

                                 Statements of Changes in Net Assets for each of the years ended December 31, 1994 and 1993.

                                 Financial Highlights

                                 Notes to Financial Statements


                                 Statements of Investments as of June 30, 1995.

                                 Statements of Assets and Liabilities as of June 30, 1995.

                                 Statements of Operations for the six months ended June 30, 1995.

                                 Statements of Changes in Net Assets for the six month period ended June 30, 1995 and year ended December 31, 1994.

                                 Financial Highlights

                                 Notes to Financial Statements.


                            (b)  Exhibits:


                                 (1) (a) Amended Declaration of Trust (Charter)-
                                         previously filed with Post-Effective
                                         Amendment No. 14, and herein
                                         incorporated by reference.

                                     (b) Amendment to Declaration of Trust


                                 (2) Amended Bylaws (Code of Regulations)- previously filed with Registration Statement and Post-Effective
                                         Amendments, and herein incorporated
                                         by reference.

                                 (3) Not applicable.

                             (4)   Not applicable.

                             (5)   (a)  Investment Advisory Agreement for
                                        the Funds (except the Small Company
                                        Fund)-previously filed with
                                        Registration Statement and
                                        Post-Effective Amendments, and
                                        herein incorporated by reference.


                                   (b)  Form of Investment Advisory
                                        Agreement for the Small Company
                                        Fund-previously filed with
                                        Post-Effective Amendment No. 19 and
                                        incorporated herein by reference.

                                   (c)  Form of Subadvisory Agreement for
                                        the Small Company Fund-previously filed
                                        with Post-Effective Amendment No. 19
                                        and incorporated herein by reference.

                             (6)   Not applicable.


                             (7)   Not applicable.


                             (8)   (a)  Custody Agreement-previously filed
                                        with Registration Statement and
                                        Post-Effective Amendments, and herein
                                        incorporated by reference.


                             (9)   Not applicable.

                             (10)  Opinion and consent of counsel as to
                                   the legality of the securities
                                   being registered, indicating
                                   whether they will, when sold,
                                   be legally issued, fully paid
                                   and non-assessable was filed
                                   with the Securities and
                                   Exchange Commission on
                                   February 28, 1995, pursuant
                                   to Rule 24f-2, and herein
                                   incorporated by reference.

                             (11)  Auditors' Consent

                             (12)  Not applicable.

                             (13)  Not applicable.

                             (14)  Not applicable.

                             (15)  Not applicable.

                             (16)  Performance Quotation Computation
                                   Schedule-previously filed with a
                                   Post-Effective Amendment, and herein
                                   incorporated by reference.

ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
           WITH REGISTRANT
           No person is presently controlled by or under common control with registrant.

ITEM 26.   NUMBER OF HOLDERS OF SECURITIES

                                                            Number of Record Holders
           Title of Class                                     as of October 1, 1995
           --------------                                     --------------------

           Total Return Fund                                            2
           Government Bond Fund                                         2
           Money Market Fund                                            2
           Capital Appreciation Fund                                    2

ITEM 27.   INDEMNIFICATION
           Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X, Section 2 of the Declaration of Trust. See Item 24(b)1 above.

ITEM 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
     (a) Nationwide Financial Services, Inc. (NFS), the investment adviser of the Trust, also serves as investment adviser to the Nationwide Investing Foundation, Nationwide Investing Foundation II, and Financial Horizons Investment Trust, and services as general distributor to the Nationwide Multi-Flex Variable Account, Nationwide Variable Account-II, Nationwide DC Variable Account, Nationwide VA Separate Account-A, NACo Variable Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VL Separate Account-A and Nationwide Variable Account, separate accounts of Nationwide Life Insurance Company, or its subsidiary Nationwide Life and Annuity Insurance Company, registered as unit investment trusts under the Investment Company Act of 1940.

                                    DIRECTORS AND OFFICERS OF INVESTMENT ADVISER

           Lewis J. Alphin           Farm Owner and Operator, 519 Bethel
                                     Church Road, Mount Olive, NC 28365
                                     Director
                                     --------
                                     Nationwide Mutual, Nationwide Mutual Fire,
                                     Nationwide General, Nationwide Property and
                                     Casualty, Nationwide Life and Nationwide Life
                                     and Annuity Insurance Companies
                                     Employers Insurance of Wausau A Mutual Company
                                     Nationwide Communications Inc.
                                     Nationwide Financial Services, Inc.
                                     Wausau Service Corporation
                                     Wausau Business Insurance Company
                                     Wausau General Insurance Company
                                     Wausau Underwriters Insurance Company

           Willard J. Engel          General Manager-Lyon County Cooperative Oil
                                     Company, 1100 East Main Street, Marshall, MN 56258
                                     Director
                                     --------
                                     Nationwide Mutual, Nationwide Mutual Fire,
                                     Nationwide General, Nationwide Property and
                                     Casualty, Nationwide Life and Nationwide Life
                                     and Annuity Insurance Companies
                                     Employers Insurance of Wausau A Mutual Company
                                     Farmland Mutual Insurance Company
                                     Nationwide Agribusiness Insurance Company
                                     Nationwide Communications Inc.
                                     Nationwide Financial Services, Inc.
                                     Wausau Business Insurance Company
                                     Wausau General Insurance Company
                                     Wausau Service Corporation
                                     Wausau Underwriters Insurance Company

           Fred C. Finney            Owner and Operator-Melrose Fruit Farm Operator-
                                     Melrose Orchard, 1558 West Moreland Road,
                                     Wooster, OH 44691
                                     Director
                                     --------
                                     Nationwide Mutual, Nationwide Mutual Fire,
                                     Nationwide General, Nationwide Property and
                                     Casualty, Nationwide Life and Nationwide Life
                                     and Annuity Insurance Companies
                                     Employers Insurance of Wausau A Mutual Company
                                     Nationwide Communications Inc.
                                     Nationwide Financial Services, Inc.
                                     Wausau Service Corporation
                                     Wausau Business Insurance Company
                                     Wausau Underwriters Insurance Company
                                     Wausau General Insurance Company

           Peter F. Frenzer          President and Chief Operating Officer and
                                     -----------------------------------------
                                     Director
                                     --------
                                     Nationwide Life Insurance Company and
                                     Nationwide Life and Annuity Insurance Companies
                                     President and Director
                                     ----------------------
                                     California Cash Management Company
                                     Nationwide Cash Management Company
                                     Nationwide Corporation
                                     Nationwide Property Management, Inc.
                                     Executive Vice President-Investments and Director
                                     -------------------------------------------------
                                     Employers Insurance of Wausau A Mutual Company
                                     Wausau Service Corporation
                                     Farmland Mutual Insurance Company
                                     Nationwide Agribusiness Insurance Company
                                     Nationwide Indemnity Company
                                     Vice Chairman. Executive Vice President-
                                     -----------------------------------------
                                     Investments and Director
                                     ------------------------
                                     Nationwide Communications Inc.
                                     Executive Vice President-Investments
                                     ------------------------------------
                                     Nationwide Mutual Insurance Company
                                     Nationwide Mutual Fire Insurance Company
                                     Nationwide General Insurance Company
                                     Nationwide Property and Casualty Insurance Company
                                     The Beak and Wire Corporation
                                     Colonial Insurance Company of California
                                     Lone Star General Agency, Inc.
                                     Colonial County Mutual Insurance Company
                                     Scottsdale Indemnity Company
                                     Scottsdale Insurance Company
                                     Video Eagle Inc.
                                     Executive Vice President-Investments and Trustee
                                     ------------------------------------------------
                                     Nationwide Insurance Enterprise Foundation
                                     Executive Vice President and Director
                                     -------------------------------------
                                     Employers Life Insurance Company of Wausau
                                     Wausau Preferred Health Insurance Company
                                     Vice Chairman and Director
                                     --------------------------
                                     Financial Horizons Distributors Agency, Inc.
                                     Nationwide Development Company
                                     NEA Valuebuilder Investor Services, Inc.
                                     PEBSCO Securities Corp.
                                     Public Employees Benefit Services Corporation

                                     Director
                                     ---------
                                     Affiliate Agency, Inc.
                                     Affiliate Agency of Ohio, Inc.
                                     Financial Horizons Distributors Agency of Alabama, Inc.
                                     Financial Horizons Distributors Agency of Ohio, Inc.
                                     Financial Horizons Distributors Agency of Oklahoma, Inc.
                                     Financial Horizons Securities Corporation
                                     Hickey-Mitchell Insurance Agency, Inc.
                                     InHealth Agency, Inc.
                                     InHealth, Inc.
                                     InHealth Management Systems, Inc.
                                     Landmark Financial Services of New York, Inc.
                                     MRM Investments, Inc.
                                     National Casualty Company
                                     National Premium & Benefit Administration Company
                                     Nationwide Community Urban Redevelopment Corporation
                                     Wausau Business Insurance Company
                                     Wausau General Insurance Company
                                     Wausau Underwriters Insurance Company
                                     Nationwide Health Care Corporation
                                     Nationwide Investors Services, Inc.
                                     NWE, Inc..
                                     Chairman of the Board and Director
                                     ----------------------------------
                                     West Coast Life Insurance Company
                                     Neckura Holding Company
                                     Vice Chairman. Executive Vice President-Chief
                                     ---------------------------------------------
                                     Investment Officer and Director
                                     -------------------------------
                                     Nationwide Financial Services, Inc.
                                     Chairman and Trustee
                                     --------------------
                                     Financial Horizons Investment Trust
                                     Nationwide Investing Foundation
                                     Nationwide Investing Foundation Il
                                     Nationwide Separate Account Trust

Charles L. Fuellgraf, Jr.            Chief Executive Officer
                                     -----------------------
                                     Fuellgraf Electric Co., Electrical Construction and
                                     Engineering Services, 600 S. Washington St,
                                     Butler, PA 16001
                                     Director
                                     --------
                                     Nationwide Mutual, Nationwide Mutual Fire,
                                     Nationwide Life, Nationwide General, Nationwide
                                     Property and Casualty and Nationwide Life and
                                     Annuity Insurance Companies
                                     Employers Insurance of Wausau A Mutual Company
                                     Nationwide Financial Services, Inc.
                                     Nationwide Property Management, Inc.
                                     Wausau Business Insurance Company
                                     Wausau General Insurance Company
                                     Wausau Underwriters Insurance Company
                                     Wausau Service Corporation
                                     Chairman of the Board and Director
                                     ----------------------------------
                                     Nationwide Communications Inc.
                                     Nationwide Development Company
                                     Trustee
                                     -------
                                     Nationwide Insurance Enterprise Foundation
                                     Nationwide Investing Foundation

           Henry S. Holloway         Farm Owner and Operator
                                     1247 Stafford Road,
                                     Darlington, MD 21034
                                     Director
                                     --------
                                     Nationwide Mutual, Nationwide Mutual Fire,
                                     Nationwide Property and Casualty, and
                                     Nationwide General Insurance Companies
                                     Chairman of the Board and Director
                                     ----------------------------------
                                     Nationwide Life Insurance Company
                                     Nationwide Life and Annuity Insurance Company
                                     Nationwide Corporation
                                     Director
                                     --------
                                     Colonial Insurance Company of California
                                     Employers Insurance of Wausau A Mutual Company
                                     Farmland Mutual Insurance Company
                                     Hickey-Mitchell Insurance Agency, Inc.
                                     National Casualty Company
                                     Nationwide Agribusiness Insurance Company
                                     Nationwide Communications Inc.
                                     Nationwide Property Management, Inc.
                                     Nationwide Development Company
                                     Nationwide Financial Services, Inc.
                                     Scottsdale Indemnity Company
                                     Scottsdale Insurance Company
                                     Wausau Business Insurance Company
                                     Wausau General Insurance Company
                                     Wausau Underwriters Insurance Company
                                     Wausau Service Corporation
                                     West Coast Life Insurance Company
                                     Trustee
                                     -------
                                     Nationwide Insurance Enterprise Foundation.

           Gordon E. McCutchan       Executive Vice President-Law and Corporate
                                     ------------------------------------------
                                     Services and Secretary
                                     ----------------------
                                     Nationwide Mutual, Nationwide Mutual Fire,
                                     Nationwide Life, Nationwide General, Nationwide
                                     Property and Casualty and Nationwide Life and
                                     Annuity Insurance Companies
                                     NEA Valuebuilder Investor Services, Inc.
                                     Financial Horizons Distributors Agency, Inc.
                                     Colonial Insurance Company of California
                                     Nationwide Communications Inc.
                                     Nationwide Community Urban Redevelopment Corporation
                                     Nationwide Corporation
                                     Scottsdale Indemnity Company
                                     Scottsdale Insurance Company
                                     West Coast Life Insurance Company
                                     Executive Vice President-Law and Corporate Services
                                     ---------------------------------------------------
                                     Employers Insurance of Wausau A Mutual Company
                                     Employers Life Insurance Company of Wausau
                                     Farmland Mutual Insurance Company
                                     Nationwide Agribusiness Insurance Company
                                     National Casualty Company
                                     Pension Associations of Wausau, Inc.
                                     PEBSCO Securities Corp.
                                     Public Employees Benefit Services Corporation
                                     Wausau Underwriters Insurance Company
                                     Wausau Service Corporation

                                     Wausau Preferred Health Insurance Company
                                     Wausau Business Insurance Company
                                     Wausau General Insurance Company
                                     Executive Vice President and General Counsel
                                     --------------------------------------------
                                     Companies Agency, Inc.
                                     Companies Agency of Alabama, Inc.
                                     Companies Agency Insurance Services of California
                                     Companies Agency of Idaho, Inc.
                                     Companies Agency of Illinois, Inc.
                                     Companies Agency of Kentucky, Inc.
                                     Companies Agency of Massachusetts, Inc.
                                     Companies Agency of New York, Inc.
                                     Companies Agency of Pennsylvania, Inc.
                                     Companies Agency of Phoenix, Inc.
                                     Countrywide Services Corporation
                                     Hickey-Mitchell Insurance Agency, Inc.
                                     Nationwide Development Company
                                     Nationwide Health Care Corporation
                                     Nationwide Property Management Inc.
                                     Executive Vice President General Counsel and Secretary
                                     ------------------------------------------------------
                                     Colonial County Mutual Insurance Company
                                     Colonial General Insurance Agency, Inc.
                                     Lone Star General Agency, Inc.
                                     Nationwide Insurance Enterprise Foundation
                                     Executive Vice President-Law and Corporate
                                     ------------------------------------------
                                     Services and Director
                                     ---------------------
                                     Nationwide Financial Services, Inc.
                                     Executive Vice President-Law and Corporate
                                     ------------------------------------------
                                     Services and Secretary and Director
                                     -----------------------------------
                                     California Cash Management Company
                                     Nationwide Cash Management Company
                                     Nationwide Indemnity Company
                                     Vice Chairman and Director
                                     --------------------------
                                     Neckura Insurance Company
                                     Neckura Life
                                     Secretary
                                     ---------
                                     The Beak and Wire Corporation
                                     Affiliate Agency, Inc.
                                     Affiliate Agency of Ohio, Inc.
                                     Financial Horizons Distributors Agency of Alabama, Inc.
                                     Financial Horizons Distributors Agency of Ohio, Inc.
                                     Financial Horizons Distributors Agency of Oklahoma, Inc.
                                     Financial Horizons Securities Corporation
                                     Landmark Financial Services of New York, Inc.
                                     NEA Valuebuilder Investor Services of Alabama, Inc.
                                     NEA Valuebuilder Investor Services of Ohio, Inc.
                                     NEA Valuebuilder Investor Services of Oklahoma, Inc.
                                     Video Eagle, Inc.
                                     Vice Chairman, Secretary and Director
                                     -------------------------------------
                                     Gates, McDonald & Company
                                     Chairman of the Board, Secretary and Director
                                     ---------------------------------------------
                                     Gates, McDonald & Company of Nevada
                                     Gates, McDonald & Company of New York, Inc.

                                     Executive Vice President and General Counsel and
                                     ------------------------------------------------
                                     Director
                                     --------
                                     MRM Investments, Inc.
                                     Nationwide Investor Services, Inc.
                                     NWE, Inc.
                                     Secretary and Director
                                     ----------------------
                                     InHealth Agency, Inc.
                                     InHealth, Inc.
                                     InHealth Management Systems, Inc.
                                     Director
                                     --------
                                     Leben Direkt Insurance Company
                                     Nekura Holding Company

           D. Richard McFerson       President and Chief Executive Officer-Nationwide
                                     ------------------------------------------------
                                     Insurance Enterprise and Director
                                     ---------------------------------
                                     Nationwide Mutual, Nationwide Mutual Fire,
                                     Nationwide General, and Nationwide Property and Casualty
                                     Nationwide Life and Nationwide Life and Annuity
                                     Insurance Companies
                                     Colonial Insurance Company of California
                                     West Coast Life Insurance Company
                                     Nationwide Communications Inc.
                                     Nationwide Corporation
                                     Nationwide Development Company
                                     Farmland Mutual Insurance Company
                                     Nationwide Agribusiness Insurance Company
                                     Hickey-Mitchell Insurance Agency, Inc.
                                     National Casualty Company
                                     Nationwide Financial Services, Inc.
                                     Colonial General Insurance Agency, Inc.
                                     California Cash Management Company
                                     Nationwide Cash Management Company
                                     Employers Insurance of Wausau A Mutual Company
                                     Wausau Service Corporation
                                     Wausau Business Insurance Company
                                     Wausau Underwriters Insurance Company
                                     Chairman, President and Chief Executive Office-
                                     -----------------------------------------------
                                     Nationwide Insurance Enterprise and Director
                                     --------------------------------------------
                                     Companies Agency, Inc.
                                     Companies Agency of Alabama, Inc.
                                     Companies Agency Insurance Services of California
                                     Companies Agency of Idaho, Inc.
                                     Companies Agency of Illinois, Inc.
                                     Companies Agency of Kentucky, Inc.
                                     Companies Agency of Massachusetts, Inc.
                                     Companies Agency of New York, Inc.
                                     Companies Agency of Pennsylvania, Inc.
                                     Companies Agency of Phoenix, Inc.
                                     Countrywide Services Corporation
                                     Employers Life Insurance Company of Wausau
                                     Pension Associates of Wausau, Inc.
                                     Wausau Preferred Health Insurance Company
                                     Chairman, President and Chief Executive Office-
                                     -----------------------------------------------
                                     Nationwide Insurance Enterprise
                                     --------------------------------
                                     Financial Horizons Distributors Agency, Inc.

                                     Chairman and Director
                                     ----------------------
                                     PEBSCO Securities Corp.
                                     NEA Valuebuilder Investor Services, Inc.
                                     President and Chief Executive Officer and Director
                                     ---------------------------------------------------
                                     Nationwide Indemnity Company
                                     Trustee
                                     --------
                                     Financial Horizons Investment Trust
                                     Nationwide Investing Foundation
                                     Nationwide Investing Foundation II
                                     Nationwide Separate Account Trust
                                     Vice Chairman and Chief Executive Officer and Director
                                     -------------------------------------------------------
                                     Wausau General Insurance Company
                                     Chairman of the Board
                                     ----------------------
                                     Nationwide Insurance Golf Charities, Inc.
                                     Chairman of the Board and Director
                                     -----------------------------------
                                     Lone Star General Agency, Inc.
                                     Nationwide Community Urban Redevelopment Corporation
                                     Colonial County Mutual Insurance Company
                                     Nationwide Property Management, Inc.
                                     Vice Chairman, President and Chief Executive Officer-
                                     -----------------------------------------------------
                                     Nationwide Insurance Enterprise and Director
                                     -------------------------------------------
                                     Scottsdale Indemnity Company
                                     Scottsdale Insurance Company
                                     Chairman and Chief Executive Officer and Director
                                     -------------------------------------------------
                                     American Marine Underwriters, Inc.
                                     Chairman of the Board, President and Chief
                                     ------------------------------------------
                                     Executive Officer-Nationwide Insurance Enterprise
                                     -------------------------------------------------
                                     and Director
                                     ------------
                                     Gates, McDonald & Company
                                     Nationwide Health Care Corporation
                                     Nationwide Investor Services, Inc.
                                     Public Employees Benefit Services Corporation
                                     Chief Executive Officer and Director
                                     ------------------------------------
                                     Wausau International Underwriters
                                     Director
                                     --------
                                     Gates, McDonald & Company of Nevada
                                     Gates, McDonald & Company of New York
                                     Chairman of the Board. President and Chief
                                     ------------------------------------------
                                     Executive Officer-Nationwide Insurance Enterprise
                                     -------------------------------------------------
                                     and Trustee
                                     -----------
                                     Nationwide Insurance Enterprise Foundation.

           David O. Miller           President  Owen Potato Farm, Inc. and Partner.
                                     ---------                             -------
                                     M&M Enterprises, 625 Country Club Dr.,
                                     Apt B6, Newark, OH 43055
                                     Director
                                     --------
                                     Nationwide Mutual, Nationwide Mutual Fire,
                                     Nationwide Life, Nationwide General, Nationwide
                                     Property and Casualty, ant Nationwide Life and
                                     Annuity Insurance Companies
                                     Colonial Insurance Company of California
                                     Farmland Mutual Insurance Company
                                     Hickey-Mitchell Insurance Agency, Inc.
                                     National Casualty Company
                                     Nationwide Agribusiness Insurance Company
                                     Nationwide Communications Inc..
                                     Nationwide Corporation

                                           Nationwide Development Company
                                           Nationwide Financial Services, Inc.
                                           Nationwide Property Management, Inc.
                                           Scottsdale Indemnity Company
                                           Scottsdale Insurance Company
                                           West Coast Life Insurance Company
                                           Chairman of the Board and Director
                                           ----------------------------------
                                           Employers Insurance of Wausau A Mutual Company
                                           Wausau Business Insurance Company
                                           Wausau General Insurance Company
                                           Wausau Service Corporation
                                           Wausau Underwriters Insurance Company
                                           Trustee
                                           -------
                                           Nationwide Insurance Enterprise Foundation.

           C. Ray Noecker                  Farm Owner and Operator, 2770 State Route 674
                                           South, Ashville, Ohio 43203
                                           Director
                                           --------
                                           Nationwide Mutual, Nationwide Mutual Fire,
                                           Nationwide General, Nationwide Property and
                                           Casualty, Nationwide Life and Nationwide Life
                                           and Annuity Insurance Companies
                                           Employers Insurance of Wausau A Mutual Company
                                           Nationwide Communications Inc.
                                           Nationwide Financial Services, Inc.
                                           Wausau Business Insurance Company
                                           Wausau General Insurance Company
                                           Wausau Service Corporation
                                           Wausau Underwriters Insurance Company

           James Ferry Patterson           Vice President, Pattersons Inc. - Patterson Fruit
                                           Farm, 8765 Mulberry Road, Chesterland, OH
                                           44026
                                           Director
                                           --------
                                           Nationwide Mutual, Nationwide Life, Nationwide
                                           General, Nationwide Property and Casualty and
                                           Nationwide Life and Annuity Insurance Companies
                                           Colonial Insurance Company of California
                                           Farmland Mutual Insurance Company
                                           Nationwide Financial Services, Inc.
                                           Hickey-Mitchell Insurance Agency, Inc.
                                           National Casualty Company
                                           Nationwide Agribusiness Insurance Company
                                           Nationwide Property Management, Inc.
                                           Scottsdale Indemnity Company
                                           Scottsdale Insurance Company
                                           Nationwide Communications Inc.
                                           Nationwide Corporation
                                           Nationwide Development Company
                                           Employers Insurance of Wausau A Mutual Company
                                           Wausau Service Corporation
                                           Wausau Underwriters Insurance Company
                                           West Coast Life Insurance Company
                                           Chairman of the Board and Director
                                           ----------------------------------
                                           Nationwide Mutual Fire Insurance Company

                                     Trustee
                                     -------
                                     Nationwide Insurance Enterprise Foundation

           Robert H. Rickel          Rancher, P.O. Box 157, Bayview, ID 83803
                                     Director
                                     --------
                                     Nationwide Mutual, Nationwide Mutual Fire,
                                     Nationwide Life. Nationwide Property and
                                     Casualty and Nationwide Life and Annuity
                                     Insurance Companies
                                     Colonial Insurance Company of California
                                     Employers Insurance of Wausau A Mutual Company
                                     Nationwide Communications Inc.
                                     Nationwide Financial Services, Inc.
                                     Scottsdale Insurance Company
                                     Scottsdale Indemnity Company
                                     Wausau Business Insurance Company
                                     Wausau General Service Company
                                     Wausau Service Corporation
                                     Wausau Underwriters Insurance Company
                                     West Coast Life Insurance Company
                                     Director and Chairman of the Board
                                     ----------------------------------
                                     Nationwide General  Insurance Company
                                     Trustee
                                     -------
                                     Nationwide Investing Foundation

                 Arden L. Shisler    Partner and Manager, Sweetwater Beef Farms
                                     Chief Operating Officer, K&B Transport, Inc.,
                                     2724 W. Lebanon Road, Dalton, OH 44618
                                     Chairman of the Board and Director
                                     ----------------------------------
                                     Nationwide Mutual Insurance Company
                                     Director
                                     --------
                                     Nationwide Mutual Fire, Nationwide Life, Nationwide
                                     General, Nationwide Property and Casualty and Nationwide
                                     Life and Annuity Insurance Companies
                                     Farmland Mutual Insurance Company
                                     Nationwide Agribusiness Insurance Company
                                     Nationwide Communications, Inc.
                                     Nationwide Corporation
                                     Nationwide Development Company
                                     Hickey-Mitchell Insurance Company
                                     National Casualty Company, Inc.
                                     Nationwide Property Management Inc.
                                     Scottsdale Insurance Company
                                     Scottsdale Indemnity Company
                                     West Coast Life Insurance Company
                                     Nationwide Financial Services, Inc.
                                     Colonial Insurance Company of California
                                     Employers Insurance of Wausau A Mutual Company
                                     Wausau Business Insurance Company
                                     Wausau General Insurance Company
                                     Wausau Service Corporation
                                     Wausau Underwriters Insurance Company
                                     Trustee
                                     -------
                                     Nationwide Insurance Enterprise Foundation

           Robert Leonard Stewart          Farm Owner and Operator Sunnydale Mining,
                                           88740 Fairview Road, Jewett, OH 43986
                                           Chairman of the Board and Director
                                           ----------------------------------
                                           Farmland Mutual Insurance Company
                                           Nationwide Agribusiness Insurance Company
                                           Director
                                           --------
                                           Nationwide Mutual, Nationwide Mutual Fire,
                                           Nationwide Life, Nationwide General, Nationwide
                                           Property and Casualty and Nationwide Life and
                                           Annuity Insurance Company
                                           Nationwide Communications Inc.
                                           Nationwide Financial Services Inc.
                                           Employers Insurance of Wausau A Mutual Company
                                           Wausau Business Insurance Company
                                           Wausau General Insurance Company
                                           Wausau Service Corporation
                                           Wausau Underwriters Insurance Company.

           Nancy C. Thomas                 Farm Owner and Operator Da-Ma-Lor Farms,
                                           10835 Georgetown Road, NE., Louisville, Ohio
                                           44641
                                           Chairman of the Board and Director
                                           ----------------------------------
                                           Nationwide Property and Casualty Insurance Company
                                           Director
                                           --------
                                           Nationwide Mutual, Nationwide Mutual Fire,
                                           Nationwide Life, Nationwide General and
                                           Nationwide Life and Annuity Insurance Companies
                                           Colonial Insurance Company of California
                                           Hickey-Mitchell Insurance Agency, Inc.
                                           National Casualty Company
                                           Employers Insurance of Wausau A Mutual Company
                                           Farmland Mutual Insurance Company
                                           Nationwide Communications Inc.
                                           Nationwide Financial Services, Inc.
                                           Scottsdale Indemnity Company
                                           Scottsdale Insurance Company
                                           Wausau Business Insurance Company
                                           Wausau General Insurance Company
                                           Wausau Service Corporation
                                           Wausau Underwriters Insurance Company
                                           West Coast Life Insurance Company
                                           Trustee
                                           -------
                                           Nationwide Investing Foundation.

           Harold W. Weihl                 Farm Owner and Operator, 14282 King Road,
                                           Bowling Green, Ohio 43402
                                           Chairman of the Board and Director
                                           ----------------------------------
                                           Nationwide Financial Services, Inc.
                                           Director
                                           --------
                                           Nationwide Mutual, Nationwide Mutual Fire,
                                           Nationwide Life, Nationwide General, Nationwide
                                           Property and Casualty and Nationwide Life and
                                           Annuity Insurance Companies
                                           Employers Insurance of Wausau A Mutual Company
                                           Nationwide Communications Inc.
                                           Wausau Business Insurance Company
                                           Wausau General Insurance Company
                                           Wausau Service Corporation

                                     Wausau Underwriters Insurance Company
                                     Trustee
                                     -------
                                     Nationwide Investing Foundation.


           Robert A. Oakley          Senior President-Chief Financial Officer
                                     ----------------------------------------
                                     Nationwide Mutual, Nationwide Mutual Fire,
                                     Nationwide Life, Nationwide General, Nationwide
                                     Property and Casualty, and Nationwide Life and
                                     Annuity Insurance Companies
                                     Companies Agency, Inc.
                                     Companies Agency of Alabama, Inc.
                                     Companies Agency of Idaho, Inc.
                                     Companies Agency of Illinois, Inc.
                                     Companies Agency of Kentucky, Inc.
                                     Companies Agency of Massachusetts, Inc.
                                     Companies Agency of New York, Inc.
                                     Companies Agency of Pennsylvania, Inc.
                                     Companies Agency of Phoenix, Inc.
                                     Countrywide Services Corporation
                                     Employers Life Insurance Company of Wausau
                                     Hickey-Mitchell Insurance Agency, Inc.
                                     National Casualty Company
                                     National Premium ant Benefit Administration Company
                                     The Beak and Wire Corporation
                                     Colonial Insurance Company of California
                                     Employers Insurance of Wausau A Mutual Company
                                     Farmland Mutual Insurance Company
                                     Financial Horizons Distributors Agency, Inc.
                                     Lone Star General Agency, Inc.
                                     MRM Investments, Inc.
                                     Nationwide Agribusiness Insurance Company
                                     Nationwide Communications Inc.
                                     Nationwide  Corporation
                                     Nationwide Development Co.
                                     Nationwide Financial Services, Inc.
                                     Nationwide Investor Services, Inc
                                     Nationwide Insurance Enterprise Foundation
                                     Nationwide Investors Services, Inc.
                                     Nationwide Health Care Corporation
                                     Nationwide Property Management, Inc.
                                     NEA Valuebuilder Investor Services, Inc.
                                     Colonial County Mutual Insurance Company
                                     PEBSCO Securities Corp.
                                     Public Employees Benefit Services Corporation
                                     Scottsdale Indemnity Company
                                     Scottsdale Insurance Company
                                     Video Eagle Inc.
                                     Wausau Business Insurance Company
                                     Wausau General Insurance Company
                                     Wausau Preferred Health Insurance Company
                                     Wausau Service Corporation
                                     Wausau Underwriters Insurance Company
                                     West Coast Life Insurance Company

                                     Senior Vice President-Chief Financial Officer and
                                     -------------------------------------------------
                                     Director
                                     --------
                                     California Cash Management Company
                                     Nationwide Cash Management Company
                                     Nationwide Community Urban Redevelopment
                                     Corporation
                                     Nationwide Indemnity Company
                                     Senior Vice President
                                     ---------------------
                                     Companies Agency Insurance Services of California
                                     Director
                                     --------
                                     Auto Direkt Insurance Company
                                     Neckura Holding Company
                                     Wausau Insurance Company (U.K.) Limited

           James F. Laird, Jr.       Vice President and General Manager
                                     ----------------------------------
                                     Nationwide Financial Services, Inc.
                                     Nationwide Investors Services, Inc.
                                     Treasurer
                                     ---------
                                     Nationwide Investing Foundation
                                     Nationwide Separate Account Trust
                                     Nationwide Investing Foundation II
                                     Financial Horizons Investment Trust.


           Harry A. Schermer         Vice President-Equity Securities
                                     --------------------------------
                                     Nationwide Mutual, Nationwide Mutual Fire,
                                     Nationwide Life, Nationwide General, Nationwide
                                     Property and Casualty and Nationwide Life and
                                     Annuity Insurance Companies
                                     Nationwide Indemnity Company
                                     Vice President-Investments
                                     --------------------------
                                     Nationwide Financial Services, Inc.
                                     Vice President
                                     --------------
                                     Nationwide Insurance Enterprise Foundation
                                     Assistant Treasurer
                                     -------------------
                                     Financial Horizons Investment Trust
                                     Nationwide Separate Account Trust
                                     Nationwide Investing Foundation
                                     Nationwide Investing Foundation II

           W. Sidney Druen           Senior Vice President and General Counsel and
                                     ---------------------------------------------
                                     Assistant Secretary
                                     -------------------
                                     Nationwide Mutual, Nationwide Mutual Fire,
                                     Nationwide Life, Nationwide General, Nationwide
                                     Property and Casualty, and Nationwide Life and
                                     Annuity Insurance Companies
                                     Nationwide Financial Services, Inc.
                                     Employers Insurance of Wausau A Mutual Company
                                     Employers Life Insurance Company of Wausau
                                     Wausau Preferred Health Insurance Company
                                     Wausau Service Corporation
                                     Senior Vice President and General Counsel
                                     -----------------------------------------
                                     Affiliate Agency, Inc.
                                     Affiliate Agency of Ohio, Inc.
                                     The Beak and Wire Corporation
                                     California Cash Management Company
                                     Colonial Insurance Company of California
                                     Farmland Mutual Insurance Company

                                     Nationwide Agribusiness Insurance Company
                                     Financial Horizons Distributors Agency, Inc.
                                     Financial Horizons Distributors Agency of Alabama, Inc
                                     Financial Horizons Distributors Agency of Ohio, Inc.
                                     Financial Horizons Distributors Agency of Oklahoma, Inc.
                                     Financial Horizons Securities Corporation
                                     Gates, McDonald & Company
                                     Gates, McDonald & Company of Nevada
                                     Gates, McDonald & Company of New York
                                     Landmark Financial Services of New York, Inc.
                                     National Casualty Company
                                     Nationwide Cash Management Company
                                     Nationwide Communications Inc.
                                     Nationwide Corporation
                                     Nationwide Indemnity Company
                                     NEA Valuebuilder Investor Services, Inc.
                                     NEA Valuebuilder Investor Services of Alabama, Inc.
                                     NEA Valuebuilder Investor Services of Ohio, Inc.
                                     NEA Valuebuilder Investor Services of Oklahoma, Inc.
                                     PEBSCO of Massachusetts Insurance Agency, Inc.
                                     PEBSCO Securities Corp.
                                     Pension Associates of Wausau, Inc.
                                     Public Employees Benefit Services Corporation
                                     Public Employees Benefit Services Corporation of
                                     Alabama
                                     Public Employees Benefit Services Corporation of
                                     Arkansas
                                     Public Employees Benefit Services Corporation of
                                     Montana
                                     Public Employees Benefit Services Corporation of
                                     New Mexico
                                     Scottsdale Indemnity Company
                                     Scottsdale Insurance Company
                                     Video Eagle, Inc.
                                     Wausau Business Insurance Company
                                     Wausau General Insurance Company
                                     Wausau Underwriters Insurance Company
                                     West Coast Life Insurance Company
                                     Senior Vice President and General Counsel and Director
                                     ------------------------------------------------------
                                     Nationwide Community Urban Redevelopment Corporation
                                     General Counsel
                                     ---------------
                                     Nationwide Insurance Golf Charities, Inc.
                                     Assistant Secretary
                                     -------------------
                                     Nationwide Investors Services, Inc.

           Rae I. Mercer             Secretary
                                     ---------
                                     Nationwide Financial Services, Inc.
                                     Nationwide Investors Services, Inc.
                                     Nationwide Investing Foundation
                                     Nationwide Separate Account Trust
                                     Nationwide Investing Foundation II
                                     Financial Horizons Investment Trust

           Peter J. Neckermann       Vice President - Economic and Investment Services
                                     -------------------------------------------------
                                     Nationwide Mutual, Nationwide Mutual Fire,
                                     Nationwide General, Nationwide Property and
                                     Casualty, Nationwide Life and Nationwide Life
                                     and Annuity Insurance Companies
                                     Nationwide Indemnity Company
                                     Vice President
                                     --------------
                                     Nationwide Financial Services, Inc.
                                     Director
                                     --------
                                     Nationwide Investors Services, Inc.
                                     Assistant Secretary
                                     -------------------
                                     West Coast Life Insurance Company
                                     Assistant Treasurer
                                     -------------------
                                     Financial Horizons Investment Trust
                                     Hickey-Mitchell Insurance Agency, Inc.
                                     National Casualty Company
                                     National Premium and Benefit Administration Company
                                     Nationwide Investing Foundation
                                     Nationwide Investing Foundation II
                                     Nationwide Separate Account Trust.

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

           Farmland Mutual Insurance Company
           Nationwide Agribusiness Insurance Company
           1963 Bell Avenue
           Des Moines, Iowa 50315-1000

           Colonial Insurance Company of California
           2390 East Orangewood Avenue
           P.O. Box 4347
           Anaheim, California 92803-1347

           Employers Insurance of Wausau A Mutual Company
           2000 Westwood Drive
           Wausau, Wisconsin 54401-7881

           Scottsdale Insurance Company
           8877 Nord Gainey Center Drive
           P.O. Box 4110
           Scottsdale, Arizona 85261-4110

           West Coast Life Insurance Company
           343 Sansome Street
           San Francisco, California 94104-1303

           National Casualty Company
           8877 North Gainey Center Drive
           P.O. Box 4110
           Scottsdale, Arizona 85261-4110

           Lone Star General Agency, Inc.
           P.O. Box 14700
           Austin, Texas 78761

           Auto Direkt Insurance Company
           Columbus Service, GMBH
           Neckura General Insurance Company
           Neckura Holding Company
           Neckura Insurance Company
           Neckura Life
           SVM Sales GMBH, Neckura Group
           John E. Fisher Str. 1
           61440 Oberursel/Ts.
           Germany

           Nationwide Development Company
           One Nationwide Plaza
           Columbus, Ohio 43215

           Public Employees Benefit Services Corporation
           Two Nationwide Plaza
           Columbus, Ohio 43215

     (b)   Information for the Subsidiaries of the Small Company Fund

           (1)   The Dreyfus Corporation

           The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator.
           Dreyfus Management, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

                      DIRECTORS AND OFFICERS OF DREYFUS

           NAME AND POSITION WITH
           DREYFUS                         OTHER BUSINESS
           Mandell L. Berman               Real Estate Consultant and Private Investor:
           Director                                29100 Northwestern Highway, Suite 370
                                                   Southfield, Michigan  48034;
                                           Past Chairman of the Board of Trustees of Skillman Foundation.
                                           Member of The Board of Vintners Intl.

           Frank V. Cahouet                Chairman of the Board, President and Chief Executive Officer:
           Director                                Mellon Bank Corporation
                                                   One Mellon Bank Center
                                                   Pittsburgh, Pennsylvania  15258;
                                                   Mellon Bank, N.A.
                                                   One Mellon Bank Center
                                                   Pittsburgh, Pennsylvania  15258
                                           Director
                                                   Avery Dennison Corporation
                                                   150 North Orange Grove Boulevard
                                                   Pasadena, California  91103;
                                                   Saint-Gobain Corporation
                                                   750 East Swedesford Road
                                                   Valley Forge, Pennsylvania  19482;
                                                   Teledyne, Inc.
                                                   1901 Avenue of the Stars
                                                   Los Angeles, California  90067

           Alvin E. Friedman               Senior Advisor to Dillon, Reed & Co. Inc.
           Director                                535 Madison Avenue
                                                   New York, New York  10022;
                                           Director and Member of the Executive Committee of Avent, Inc.**

           Lawrence M. Greene              Director:
           Director                                Dreyfus America Fund

           Julian M. Smerling              None
           Director

           David B. Truman                 Education Consultant;
           Director                        Past President of the Russell Sage Foundation
                                                   230 Park Avenue
                                                   New York, New York  10017;
                                           Past President of Mount Holyoke College
                                                   South Hadley, Massachusetts  01075;
                                           Former Director:
                                                   Student Loan Marketing Association
                                                   1055 Thomas Jefferson Street, N.W.
                                                   Washington, D.C.  20006;
                                           Former Trustee:
                                                   College Retirement Equities Fund
                                                   730 Third Avenue
                                                   New York, New York  10017

           Howard Stein                    Chairman of the Board:
           Chairman of the Board                   Dreyfus Acquisition Corporation*;
           and Chief Executive Officer             The Dreyfus Consumer Credit Corporation*;
                                                   Dreyfus Management, Inc.*;
                                                   Dreyfus Service Corporation*'
                                           Chairman of the Board and Chief Executive Officer:
                                                   Major Trading Corporation*;
                                           Director:
                                                   Avnet, Inc.**;
                                                   Dreyfus America Fund++++;
                                                   The Dreyfus Fund International Limited+++++;
                                                   World Balanced Fund+++;
                                                   Dreyfus Partnership Management Inc.*;
                                                   Dreyfus Personal Management, Inc.*;
                                                   Dreyfus Precious Metals, Inc.*;
                                                   Dreyfus Service Organization, Inc.*;

                                                   Seven Six Seven Agency, Inc.*;
                                           Trustee:
                                                   Corporate Property Investors
                                                   New York, New York;

           W. Keith Smith                  Chairman and Chief Executive Officer:
           Vice Chairman of the Board              The Boston Company
                                                   One Boston Place
                                                   Boston, Massachusetts  02108
                                           Vice Chairman of the Board:
                                                   Mellon Bank Corporation
                                                   One Mellon Bank Center
                                                   Pittsburgh, Pennsylvania  15258;
                                                   Mellon Bank, N.A.
                                                   One Mellon Bank Center
                                                   Pittsburgh, Pennsylvania  15258
                                           Director:
                                                   Dentsply International, Inc.
                                                   570 West College Avenue
                                                   York, Pennsylvania  17405

           Robert E. Riley                 Director:
           President, Chief Operating              Dreyfus Service Corporation*;
           Officer, and a Director         Former Executive Vice President:
                                                   Prudential Investment Corporation
                                                   751 Board Street
                                                   Newark, New Jersey  07102

           Stephen E. Canter               Former Chairman and Chief Executive Officer:
           Vice Chairman and Chief                 Kleinwort Benson Investment Management Americas Inc.*;
           Investment Officer, and
           a Director

           Lawrence S. Kash                Chairman, President and Chief Executive Officer:
           Vice Chairman-Distribution              The Boston Company Advisors, Inc.
           And a Director                          53 State Street
                                                   Exchange Place
                                                   Boston, Massachusetts  02109
                                           Executive Vice President and Director:
                                                   Dreyfus Service Organization, Inc.*;
                                           Director:
                                                   The Dreyfus Consumer Credit Corporation*;
                                                   The Dreyfus Trust Company++;
                                                   Dreyfus Service Corporation*;
                                           President:
                                                   The Boston Company
                                                   One Boston Place
                                                   Boston, Massachusetts  02108;
                                                   Laurel Capital Advisors
                                                   One Mellon Bank Center
                                                   Pittsburgh, Pennsylvania  15258;
                                                   Boston Group Holdings, Inc.

                                           Executive Vice President:
                                                   Mellon Bank, N.A.
                                                   One Mellon Bank Center
                                                   Pittsburgh, Pennsylvania  15258;
                                                   Boston Safe Deposit & Trust
                                                   One Boston Place
                                                   Boston, Massachusetts  02108

           Philip L. Toia                  Chairman of the Board and Trust Investment Officer:
           Vice Chairman-Operations                The Dreyfus Trust Company+++;
           and Administration              Chairman of the Board and Chief Executive Officer:
                                                   Major Trading Corporation*;
                                           Director:
                                                   The Dreyfus Security Savings Bank F.S.B.+;
                                                   Dreyfus Service Corporation*;
                                                   Seven Six Seven Agency, Inc.*;
                                           President and Director:
                                                   Dreyfus Acquisition Corporation*;
                                                   The Dreyfus Consumer Credit Corporation*;
                                                   Dreyfus-Lincoln, Inc.*;
                                                   Dreyfus Management, Inc.*;
                                                   Dreyfus Personal Management, Inc.*;
                                                   Dreyfus Partnership Management, Inc.+;
                                                   Dreyfus Service Organization*;
                                                   The Truepenny Corporation*;
                                           Formerly, Senior Vice President:
                                                   The Chase Manhattan Bank, N.A. and
                                                   The Chase Manhattan Capital Markets Corporation
                                                   One Chase Manhattan Plaza
                                                   New York, New York  10081

           David K. Mossman                First Vice President:
           Interim Chief Financial                 Mellon Bank Corporation
           Officer                                 One Mellon Bank Center
                                                   Pittsburgh, Pennsylvania  15258

           Barbara E. Casey                President:
           Vice President-Dreyfus                  Dreyfus Retirement Services Division;
           Retirement Services             Executive Vice President:
                                                   Boston Safe Deposit & Trust Co.
                                                   One Boston Place
                                                   Boston, Massachusetts  02108;

           Diane M. Coffey                 None
           Vice President-Corporate
           Communications

           Elie M. Genadry                 President:
           Vice President-Institutional            Institutional Services Division of Dreyfus Service
           Sales                                   Corporation*;
                                                   Broker-Dealer Division of Dreyfus Service Corporation*;
                                                   Group Retirement Plans Division of Dreyfus Service Corporation;
                                           Executive Vice President:
                                                   Dreyfus Service Corporation*;
                                                   Dreyfus Service Organization, Inc.*;
                                           Vice President:
                                                   The Dreyfus Trust Company++;

           Henry D. Gottmann               Executive Vice President:
           Vice President-Retail                   Dreyfus Service Corporation*;
           Sales and Service               Vice President:
                                                   Dreyfus Precious Metals*;

           Daniel C. Maclean               Director, Vice President and Secretary:
           Vice President and                      Dreyfus Precious Metals, Inc.*;
           General Counsel                 Director and Vice President:
                                                   The Dreyfus Consumer Credit Corporation*;
                                           Director and Secretary:
                                                   Dreyfus Partnership Management, Inc.*;
                                                   Major Trading Corporation*;
                                                   The Truepenny Corporation*;
                                           Director:
                                                   The Dreyfus Trust Company++;
                                           Secretary:
                                                   Seven Six Seven Agency, Inc.*;

           Jeffrey N. Nachman              None
           Vice President-Mutual Fund
           Accounting

           William F. Glavin, Jr.          Senior Vice President:
           Vice President-Corporate                The Boston Company Advisors, Inc.
           Development                             53 State Street
                                                   Exchange Place
                                                   Boston, Massachusetts  02109

           Katherine C. Wickham            Formerly, Assistant Commissioner:
           Vice President-Human                    Department of Parks and Recreation of the City of New York
           Resources                               830 Fifth Avenue
                                                   New York, New York  10022

           Mark N. Jacobs                  Vice President, Secretary and Director:
           Vice President-Fund Legal               Lion Management, Inc.*;
           and Compliance, and             Secretary:
           Secretary                               The Dreyfus Consumer Credit Corporation*;
                                                   Dreyfus Management, Inc.*;
                                           Assistant Secretary:
                                                   Dreyfus Service Organization, Inc.*;
                                                   Major Trading Corporation*;
                                                   The Truepenny Corporation*

           Andrew S. Wasser                Vice President:
           Vice President-Information              Mellon Bank Corporation
           Services                                One Mellon Bank Center
                                                   Pittsburgh, Pennsylvania  15258

           Maurice Bendrihem               Treasurer:
           Controller                              Dreyfus Partnership Management, Inc.*;
                                                   Dreyfus Service Organization, Inc.*;
                                                   Seven Six Seven Agency, Inc.*;
                                                   The Truepenny Corporation*;
                                           Controller:
                                                   Dreyfus Acquisition Corporation*;
                                                   The Dreyfus Trust Company++;
                                                   The Dreyfus Consumer Credit Corporation*;

                                           Assistant Treasurer:
                                                   Dreyfus Precious Metals*
                                           Formerly, Vice President-Financial Planning, Administration and Tax:
                                                   Showtime/The Movie Channel, Inc.
                                                   1633 Broadway
                                                   New York, New York  10019

           Elvira Oslapas                  Assistant Secretary:
           Assistant Secretary                     Dreyfus Service Corporation*;
                                                   Dreyfus Management, Inc.*;
                                                   Dreyfus Acquisition Corporation, Inc.*;
                                                   The Truepenny Corporation+;

            -------------------------------------------------------------------------------------------------------------
               *       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
               **      The address of the business so indicated is 80 Cutter Mill Road, Great Neck, New York 11021.
               +       The address of the business so indicated is Atrium Building, 80 Route 4 East, Paramus, New
                       Jersey 07652.
               ++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York
                       11556-0144.
               +++     The address of the business so indicated is One Rockefeller Plaza, New York, New York 10020.
               ++++    The address of the business so indicated is 2 Boulevard Royal, Luxembourg.
               +++++   The address of the business so indicated is Nassau, Bahama Islands.
            -------------------------------------------------------------------------------------------------------------

(2)  Neuberger & Berman L.P.

Neuberger & Berman, L.P. ("Neuberger & Berman") acts as subadviser to the Small Company Fund of the Registrant and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of Neuberger & Berman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Neuberger & Berman (SEC File No. 801-3908).

(3)  Strong Capital Management, Inc.

Strong Capital Management, Inc. ("Strong"), which began conducting business in 1974, provides continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans. Strong also acts as investment adviser for each of the mutual funds within the Strong Family of Funds, as well as acting as dividend-disbursing agent and transfer agent for the Strong Family of Funds.

Officers and Directors of Strong        Other Businesses

Richard S. Strong                       Chairman and Director:
Chairman and Director                      Strong Holdings, Inc.
                                           Strong Funds Distributors, Inc.
                                           Heritage Reserve Development
                                                Corporation
                                           Strong Family of Funds

John Dragisic                           Vice Chairman and Director:
Vice Chairman and Director                 Strong Holdings, Inc.
                                           Strong Funds Distributors, Inc.
                                           Strong Family of Funds
                                        President and Chief Executive Officer
                                        (from 1987 to July 1994)
                                           Grunau Company
                                           Milwaukee, Wisconsin

Lawrence A. Totsky                      Vice President of Strong (from December
Senior Vice President                   1992 to September 1994)
                                        Vice President:
                                           Strong Family of Funds

Thomas P. Lemke                         Resident Counsel for Funds Management at
Senior Vice President, Secretary        J.P. Morgan & Co., Inc. (from April 1992
and General Counsel                     to September 1994)
                                        Vice President:
                                           Strong Family of Funds

Ronald A. Neville                       Senior Vice President and Chief
Senior Vice President and Chief         Financial Officer at Twentieth Century
Financial Officer                       Companies, Inc. (1988 until
                                           December 1994)
                                        Treasurer:
                                           Strong Family of Funds

Ann E. Oglanian                         Secretary:
Associate Counsel                          Strong Family of Funds

Thomas M. Zoeller                       Treasurer:
Treasurer                                  Strong Funds Distributors, Inc.

(4)  VanEck Associates Corporation

Van Eck Associates Corporation ("VEAC") acts as investment adviser to a number of investment companies including Van Eck Worldwide Insurance Trust. Listed below are the officers and directors of VEAC and their positions with some of the VEAC affiliates.


                        Position with           Position With           Position With
                        Van Eck Worldwide       Van Eck Associates      Van Eck Securities
Name                    Insurance Trust         Corporation             Corporation
----                    -----------------       ------------------      ------------------

John C. van Eck         Chairman of the Board   Chairman of Board   Chairman of Board
                        and President

Rodger A. Lawson        Trustee                 President, Chief        President, Chief
                                                Executive Officer       Executive Officer
                                                and Director            and Director

Fred M. van Eck         Trustee                 Director                Director

Sigrid S. van Eck       --                      Director, Vice          Director, Vice
                                                President &             President &
                                                Assistant Treasurer     Assistant Treasurer

Derek S. van Eck        Executive Vice          Director, Executive     Director
                        President               Vice President,
                                                Director - Global
                                                Investments

Jan F. van Eck          --                      Director                Director, Executive
                                                                        Vice President

Henry J. Bingham        Executive Vice          Executive Managing      --
                        President               Director

Lucille Palermo         --                      Associate Director,     --
                                                Mining Research

William A.              --                      Director, Mining        --
Trebilcock                                      Research

Madis Semner            Executive Vice          Director, Global        --
                        President               Fixed Income

Myles London            --                      Director,               --
                                                Quantitative
                                                Research

Kevin Reid              --                      Director, Real          --
                                                Estate Research

Charles Cameron         --                      Director, Trading       --

Michael G. Dootley      Vice President          Sr. Vice President,     Sr. Vice President,
                                                Treasurer,              Treasurer,
                                                Controller & Chief      Controller & Chief
                                                Financial Officer       Financial Officer

Paul DiPerna            Asst. Vice              Associate Manager,      --
                        President               Trading

Bruce J. Smith          Vice President &        Senior Managing         Senior Managing
                        Treasurer               Director, Portfolio     Director, Portfolio
                                                Accounting              Accounting

Stephen Ilnitzki        --                      Chief Operating         Chief Operating
                                                Officer                 Officer

Thaddeus Leszczynski    Vice President &        Vice President,         Vice President,
                        Secretary               General Counsel &       General Counsel &
                                                Secretary               Secretary

Karen Schwaneberg       --                      Director,               --
                                                Information Services

(5)  Pictet International Management Limited

The information concerning Pictet International Management Limited ("PIML") and its officers and directors is incorporated by reference to the information contained under "Management of the Fund" in the Small Company Fund's prospectus and to Schedules A and D of Form ADV filed by PIML (SEC File No. 801-15143).

(6)  Warburg, Pincus Counsellors, Inc.

Warburg, Pincus Counsellors, Inc. ("Counsellors") acts as subadviser to the Small Company and investment adviser to a number of other registered investment companies. Counsellors renders investment advice to a wide variety of individual and institutional companies. The list required by this Item 28 of officers and directors of Counsellors, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Counsellors (SEC File No. 801-07321).

ITEM 29.  PRINCIPAL UNDERWRITERS
          (a) See Item 28 Above.
                   (b) NATIONWIDE FINANCIAL SERVICES, INC.
                                  DIRECTORS

NAME                         BUSINESS ADDRESS           TITLE                    POSITION WITH REGISTRANT
Harold W. Weihl              14282 King Road            Chairman of Board of          N/A
                             Bowling Green, OH 43402    Directors

Lewis J. Alphin              519 Bethel Church Road     Director                      N/A
                             Mt. Olive, NC 28365

Willard J. Engel             1100 E. Main Street        Director                      N/A
                             Marshall, MN 56258

Frederick C. Finney          1558 W. Moreland Road      Director                      N/A
                             Wooster, OH  44691

Peter F. Frenzer             One Nationwide Plaza       Director and Vice          Chairman of
                             Columbus, OH  43216        Chairman                 Board of Trustees

Charles L. Fuellgraf, Jr.    600 S. Washington Street   Director                    Trustee
                             Butler, PA  16001

Henry S. Holloway            1247 Stafford Road         Director                      N/A
                             Darlington, MD  21034

Gordon E. McCutchan          One Nationwide Plaza       Director                      N/A
                             Columbus, OH  43216

D. Richard McFerson          One Nationwide Plaza       President and Director      Trustee
                             Columbus, OH  43216        and Chief Executive
                                                        Officer-Nationwide
                                                        Insurance Enterprise

David O. Miller              115 Sprague Drive          Director                      N/A
                             Hebron, OH  43075

C. Ray Noecker               2770 St. rt. 674           Director                      N/A
                             Ashville, OH  43103

James F. Patterson           8765 Mulberry Road         Director                      N/A
                             Chesterland, OH  44026

Robert H. Rickel             P.O. Box 319               Director                      N/A
                             Bayview, ID  83803

Arden L. Shisler             2724 West Lebanon Road     Director                      N/A
                             Dalton, OH  44618

Robert L. Stewart            88740 Fairview Road        Director                      N/A
                             Jewett, OH  43986

Nancy C. Thomas              10835 Georgetown St., NE   Director                    Trustee
                             Louisville, OH  44641

                                   OFFICERS

NAME                         BUSINESS ADDRESS           TITLE                             POSITION WITH REGISTRANT
Harold Weihl                 14282 King Road            Chairman of Board of Directors              Trustee
                             Bowling Green, OH 43402

D. Richard McFerson          One Nationwide Plaza       President and                               Trustee
                             Columbus, OH 43216         Chief Executive Officer-
                                                        Nationwide Insurance
                                                        Enterprise

Peter F. Frenzer             One Nationwide Plaza       Vice Chairman and Executive                Chairman of
                             Columbus, OH 43216         Vice President                           Board of Trustees
                                                        Chief Investment Officer

Gordon E. McCutchan          One Nationwide Plaza       Executive Vice President Law                    N/A
                             Columbus, OH 43216         and Corporate Services

Robert A. Oakley             One Nationwide Plaza       Senior Vice President                            N/A
                             Columbus, OH 43216         Chief Financial Officer

W. Sidney Druen              One Nationwide Plaza       Senior Vice President and                       Counsel
                             Columbus, OH 43216         General Counsel and Assistant
                                                        Secretary

Peter J. Neckermann          One Nationwide Plaza       Vice President                            Assistant Treasurer
                             Columbus, OH 43216

Harry A. Schermer            One Nationwide Plaza       Vice Prsident                             Assistant Treasurer
                             Columbus, OH 43216         Investments

James F. Laird, Jr.          One Nationwide Plaza       Vice President                                  Treasurer
                             Columbus, OH 43216         and General Manager

Rae Mercer                   One Nationwide Plaza       Secretary                                       Secretary
                             Columbus, OH 43216

* Not applicable.



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
     James F. Laird, Jr.
     Nationwide Financial Services, Inc.
     One Nationwide Plaza
     Columbus, OH 43216

ITEM 31.  MANAGEMENT SERVICES
     Not applicable.

ITEM 32.  UNDERTAKINGS
     (a) The Trust undertakes to file a post-effective amendment to add financial information regarding the Small Company Fund, using financial statements which need not be certified, within four to six months of the effective date of the post-effective amendment to the Registrant's Registration Statement adding the Small Company Fund.

                                   SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this 18th day of October, 1995.


                                NATIONWIDE SEPARATE ACCOUNT TRUST


                                BY: /S/ JAMES F. LAIRD, JR.
                                ------------------------------
                                James F. Laird, Jr., Treasurer



  PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, POST-EFFECTIVE AMENDMENT TO ITS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 18th DAY OF OCTOBER, 1995.


Signature & Title
-----------------

Peter F. Frenzer
------------------------------------
Peter F. Frenzer, Trustee & Chairman


PRINCIPAL ACCOUNTING
AND FINANCIAL OFFICER

James F. Laird, Jr.
--------------------------------
James F. Laird, Jr., Treasurer

John C. Bryant
--------------------------------
John C. Bryant, Trustee                         /s/ James F. Laird, Jr.
                                        -------------------------------------
Robert M. Duncan                        James F. Laird, Jr., Attorney-in-Fact
--------------------------------
Robert M. Duncan, Trustee

Thomas J. Kerr, IV
--------------------------------
Thomas J. Kerr, IV, Trustee

D. Richard McFerson
--------------------------------
D. Richard McFerson, Trustee